UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Balanced Fund

Investor Class (TWBIX)	April 30, 2025

This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.88%

Fund Statistics
Net Assets	$849,548,107
Management Fees (dollars paid during the reporting period)	$3,863,432
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	618

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	57.3%
U.S. Government Agency Mortgage-Backed Securities	15.8%
Corporate Bonds	9.4%
U.S. Treasury Securities	7.0%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	1.7%
Convertible Preferred Securities	1.7%
Collateralized Loan Obligations	1.3%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.9%
U.S. Government Agency Securities	0.6%
Municipal Securities	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.5%
Other Assets and Liabilities	(4.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083742

SEMIANNUAL SHAREHOLDER REPORT

Balanced Fund

I Class (ABINX)	April 30, 2025

This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.68%

Fund Statistics
Net Assets	$849,548,107
Management Fees (dollars paid during the reporting period)	$3,863,432
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	618

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	57.3%
U.S. Government Agency Mortgage-Backed Securities	15.8%
Corporate Bonds	9.4%
U.S. Treasury Securities	7.0%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	1.7%
Convertible Preferred Securities	1.7%
Collateralized Loan Obligations	1.3%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.9%
U.S. Government Agency Securities	0.6%
Municipal Securities	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.5%
Other Assets and Liabilities	(4.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083734

SEMIANNUAL SHAREHOLDER REPORT

Balanced Fund

R5 Class (ABGNX)	April 30, 2025

This semi-annual shareholder report contains important information about Balanced Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.68%

Fund Statistics
Net Assets	$849,548,107
Management Fees (dollars paid during the reporting period)	$3,863,432
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	618

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	57.3%
U.S. Government Agency Mortgage-Backed Securities	15.8%
Corporate Bonds	9.4%
U.S. Treasury Securities	7.0%
Collateralized Mortgage Obligations	4.3%
Asset-Backed Securities	1.7%
Convertible Preferred Securities	1.7%
Collateralized Loan Obligations	1.3%
Exchange-Traded Funds	1.2%
Commercial Mortgage-Backed Securities	0.9%
Preferred Securities	0.9%
U.S. Government Agency Securities	0.6%
Municipal Securities	0.4%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	1.5%
Other Assets and Liabilities	(4.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H394

SEMIANNUAL SHAREHOLDER REPORT

Growth Fund

Investor Class (TWCGX)	April 30, 2025

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.88%

Fund Statistics
Net Assets	$13,605,393,743
Management Fees (dollars paid during the reporting period)	$55,725,072
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083106

SEMIANNUAL SHAREHOLDER REPORT

Growth Fund

I Class (TWGIX)	April 30, 2025

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.68%

Fund Statistics
Net Assets	$13,605,393,743
Management Fees (dollars paid during the reporting period)	$55,725,072
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083205

SEMIANNUAL SHAREHOLDER REPORT

Growth Fund

Y Class (AGYWX)	April 30, 2025

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$26	0.53%

Fund Statistics
Net Assets	$13,605,393,743
Management Fees (dollars paid during the reporting period)	$55,725,072
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H378

SEMIANNUAL SHAREHOLDER REPORT

Growth Fund

A Class (TCRAX)	April 30, 2025

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.13%

Fund Statistics
Net Assets	$13,605,393,743
Management Fees (dollars paid during the reporting period)	$55,725,072
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083403

SEMIANNUAL SHAREHOLDER REPORT

Growth Fund

C Class (TWRCX)	April 30, 2025

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$91	1.88%

Fund Statistics
Net Assets	$13,605,393,743
Management Fees (dollars paid during the reporting period)	$55,725,072
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H626

SEMIANNUAL SHAREHOLDER REPORT

Growth Fund

R Class (AGWRX)	April 30, 2025

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.38%

Fund Statistics
Net Assets	$13,605,393,743
Management Fees (dollars paid during the reporting period)	$55,725,072
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083189

SEMIANNUAL SHAREHOLDER REPORT

Growth Fund

R5 Class (AGWUX)	April 30, 2025

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.68%

Fund Statistics
Net Assets	$13,605,393,743
Management Fees (dollars paid during the reporting period)	$55,725,072
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H386

SEMIANNUAL SHAREHOLDER REPORT

Growth Fund

R6 Class (AGRDX)	April 30, 2025

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.53%

Fund Statistics
Net Assets	$13,605,393,743
Management Fees (dollars paid during the reporting period)	$55,725,072
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H519

SEMIANNUAL SHAREHOLDER REPORT

Growth Fund

G Class (ACIHX)	April 30, 2025

This semi-annual shareholder report contains important information about Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$13,605,393,743
Management Fees (dollars paid during the reporting period)	$55,725,072
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	19%
Exchange-Traded Funds	0.3%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H212

SEMIANNUAL SHAREHOLDER REPORT

Heritage Fund

Investor Class (TWHIX)	April 30, 2025

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	1.00%

Fund Statistics
Net Assets	$5,607,436,341
Management Fees (dollars paid during the reporting period)	$24,169,620
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083791

SEMIANNUAL SHAREHOLDER REPORT

Heritage Fund

I Class (ATHIX)	April 30, 2025

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.80%

Fund Statistics
Net Assets	$5,607,436,341
Management Fees (dollars paid during the reporting period)	$24,169,620
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083783

SEMIANNUAL SHAREHOLDER REPORT

Heritage Fund

Y Class (ATHYX)	April 30, 2025

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.65%

Fund Statistics
Net Assets	$5,607,436,341
Management Fees (dollars paid during the reporting period)	$24,169,620
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H352

SEMIANNUAL SHAREHOLDER REPORT

Heritage Fund

A Class (ATHAX)	April 30, 2025

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.25%

Fund Statistics
Net Assets	$5,607,436,341
Management Fees (dollars paid during the reporting period)	$24,169,620
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083767

SEMIANNUAL SHAREHOLDER REPORT

Heritage Fund

C Class (AHGCX)	April 30, 2025

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	2.00%

Fund Statistics
Net Assets	$5,607,436,341
Management Fees (dollars paid during the reporting period)	$24,169,620
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083262

SEMIANNUAL SHAREHOLDER REPORT

Heritage Fund

R Class (ATHWX)	April 30, 2025

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$75	1.50%

Fund Statistics
Net Assets	$5,607,436,341
Management Fees (dollars paid during the reporting period)	$24,169,620
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H683

SEMIANNUAL SHAREHOLDER REPORT

Heritage Fund

R5 Class (ATHGX)	April 30, 2025

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$40	0.80%

Fund Statistics
Net Assets	$5,607,436,341
Management Fees (dollars paid during the reporting period)	$24,169,620
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H360

SEMIANNUAL SHAREHOLDER REPORT

Heritage Fund

R6 Class (ATHDX)	April 30, 2025

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.65%

Fund Statistics
Net Assets	$5,607,436,341
Management Fees (dollars paid during the reporting period)	$24,169,620
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H493

SEMIANNUAL SHAREHOLDER REPORT

Heritage Fund

G Class (ACILX)	April 30, 2025

This semi-annual shareholder report contains important information about Heritage Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$5,607,436,341
Management Fees (dollars paid during the reporting period)	$24,169,620
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.5%	Software	23%
Short-Term Investments	1.6%	Capital Markets	8%
Other Assets and Liabilities	(0.1)%	Hotels, Restaurants and Leisure	6%
		Health Care Equipment and Supplies	4%
		Life Sciences Tools and Services	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H196

SEMIANNUAL SHAREHOLDER REPORT

Large Cap Equity Fund

Investor Class (AFDIX)	April 30, 2025

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.79%

Fund Statistics
Net Assets	$3,848,241,483
Management Fees (dollars paid during the reporting period)	$5,482,834
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H600

SEMIANNUAL SHAREHOLDER REPORT

Large Cap Equity Fund

I Class (AFEIX)	April 30, 2025

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.59%

Fund Statistics
Net Assets	$3,848,241,483
Management Fees (dollars paid during the reporting period)	$5,482,834
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H709

SEMIANNUAL SHAREHOLDER REPORT

Large Cap Equity Fund

Y Class (AFYDX)	April 30, 2025

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$21	0.44%

Fund Statistics
Net Assets	$3,848,241,483
Management Fees (dollars paid during the reporting period)	$5,482,834
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H287

SEMIANNUAL SHAREHOLDER REPORT

Large Cap Equity Fund

A Class (AFDAX)	April 30, 2025

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$50	1.04%

Fund Statistics
Net Assets	$3,848,241,483
Management Fees (dollars paid during the reporting period)	$5,482,834
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083130

SEMIANNUAL SHAREHOLDER REPORT

Large Cap Equity Fund

C Class (AFDCX)	April 30, 2025

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$86	1.79%

Fund Statistics
Net Assets	$3,848,241,483
Management Fees (dollars paid during the reporting period)	$5,482,834
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083114

SEMIANNUAL SHAREHOLDER REPORT

Large Cap Equity Fund

R Class (AFDRX)	April 30, 2025

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$62	1.29%

Fund Statistics
Net Assets	$3,848,241,483
Management Fees (dollars paid during the reporting period)	$5,482,834
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H808

SEMIANNUAL SHAREHOLDER REPORT

Large Cap Equity Fund

R5 Class (AFDGX)	April 30, 2025

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$28	0.59%

Fund Statistics
Net Assets	$3,848,241,483
Management Fees (dollars paid during the reporting period)	$5,482,834
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H295

SEMIANNUAL SHAREHOLDER REPORT

Large Cap Equity Fund

R6 Class (AFEDX)	April 30, 2025

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$21	0.44%

Fund Statistics
Net Assets	$3,848,241,483
Management Fees (dollars paid during the reporting period)	$5,482,834
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H238

SEMIANNUAL SHAREHOLDER REPORT

Large Cap Equity Fund

G Class (AFEGX)	April 30, 2025

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$3,848,241,483
Management Fees (dollars paid during the reporting period)	$5,482,834
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	105

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	95.7%	Software	11%
Exchange-Traded Funds	4.1%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Interactive Media and Services	6%
Other Assets and Liabilities	0.0%	Capital Markets	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H246

SEMIANNUAL SHAREHOLDER REPORT

Select Fund

Investor Class (TWCIX)	April 30, 2025

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.90%

Fund Statistics
Net Assets	$5,319,526,831
Management Fees (dollars paid during the reporting period)	$23,681,724
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083502

SEMIANNUAL SHAREHOLDER REPORT

Select Fund

I Class (TWSIX)	April 30, 2025

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$34	0.70%

Fund Statistics
Net Assets	$5,319,526,831
Management Fees (dollars paid during the reporting period)	$23,681,724
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083601

SEMIANNUAL SHAREHOLDER REPORT

Select Fund

Y Class (ASLWX)	April 30, 2025

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$27	0.55%

Fund Statistics
Net Assets	$5,319,526,831
Management Fees (dollars paid during the reporting period)	$23,681,724
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H337

SEMIANNUAL SHAREHOLDER REPORT

Select Fund

A Class (TWCAX)	April 30, 2025

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$56	1.15%

Fund Statistics
Net Assets	$5,319,526,831
Management Fees (dollars paid during the reporting period)	$23,681,724
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083809

SEMIANNUAL SHAREHOLDER REPORT

Select Fund

C Class (ACSLX)	April 30, 2025

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$92	1.90%

Fund Statistics
Net Assets	$5,319,526,831
Management Fees (dollars paid during the reporting period)	$23,681,724
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083239

SEMIANNUAL SHAREHOLDER REPORT

Select Fund

R Class (ASERX)	April 30, 2025

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$68	1.40%

Fund Statistics
Net Assets	$5,319,526,831
Management Fees (dollars paid during the reporting period)	$23,681,724
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H501

SEMIANNUAL SHAREHOLDER REPORT

Select Fund

R5 Class (ASLGX)	April 30, 2025

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$34	0.70%

Fund Statistics
Net Assets	$5,319,526,831
Management Fees (dollars paid during the reporting period)	$23,681,724
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H345

SEMIANNUAL SHAREHOLDER REPORT

Select Fund

R6 Class (ASDEX)	April 30, 2025

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.55%

Fund Statistics
Net Assets	$5,319,526,831
Management Fees (dollars paid during the reporting period)	$23,681,724
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H451

SEMIANNUAL SHAREHOLDER REPORT

Select Fund

G Class (ASLDX)	April 30, 2025

This semi-annual shareholder report contains important information about Select Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$5,319,526,831
Management Fees (dollars paid during the reporting period)	$23,681,724
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	18%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	15%
		Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H188

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

Investor Class (ANOIX)	April 30, 2025

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.13%

Fund Statistics
Net Assets	$4,024,521,376
Management Fees (dollars paid during the reporting period)	$17,484,636
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083338

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

I Class (ANONX)	April 30, 2025

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$44	0.93%

Fund Statistics
Net Assets	$4,024,521,376
Management Fees (dollars paid during the reporting period)	$17,484,636
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083320

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

Y Class (ANOYX)	April 30, 2025

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$37	0.78%

Fund Statistics
Net Assets	$4,024,521,376
Management Fees (dollars paid during the reporting period)	$17,484,636
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H311

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

A Class (ANOAX)	April 30, 2025

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$66	1.38%

Fund Statistics
Net Assets	$4,024,521,376
Management Fees (dollars paid during the reporting period)	$17,484,636
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083221

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

C Class (ANOCX)	April 30, 2025

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$102	2.13%

Fund Statistics
Net Assets	$4,024,521,376
Management Fees (dollars paid during the reporting period)	$17,484,636
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083197

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

R Class (ANORX)	April 30, 2025

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$78	1.63%

Fund Statistics
Net Assets	$4,024,521,376
Management Fees (dollars paid during the reporting period)	$17,484,636
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H725

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

R5 Class (ANOGX)	April 30, 2025

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$44	0.93%

Fund Statistics
Net Assets	$4,024,521,376
Management Fees (dollars paid during the reporting period)	$17,484,636
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H329

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

R6 Class (ANODX)	April 30, 2025

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.78%

Fund Statistics
Net Assets	$4,024,521,376
Management Fees (dollars paid during the reporting period)	$17,484,636
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H485

SEMIANNUAL SHAREHOLDER REPORT

Small Cap Growth Fund

G Class (ANOHX)	April 30, 2025

This semi-annual shareholder report contains important information about Small Cap Growth Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$4,024,521,376
Management Fees (dollars paid during the reporting period)	$17,484,636
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	139

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.8%	Biotechnology	13%
Short-Term Investments	3.1%	Software	9%
Other Assets and Liabilities	(0.9)%	Health Care Providers and Services	6%
		Semiconductors and Semiconductor Equipment	5%
		Building Products	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H253

SEMIANNUAL SHAREHOLDER REPORT

Ultra Fund

Investor Class (TWCUX)	April 30, 2025

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.89%

Fund Statistics
Net Assets	$23,038,001,498
Management Fees (dollars paid during the reporting period)	$105,742,793
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083882

SEMIANNUAL SHAREHOLDER REPORT

Ultra Fund

I Class (TWUIX)	April 30, 2025

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.69%

Fund Statistics
Net Assets	$23,038,001,498
Management Fees (dollars paid during the reporting period)	$105,742,793
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083874

SEMIANNUAL SHAREHOLDER REPORT

Ultra Fund

Y Class (AULYX)	April 30, 2025

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$26	0.54%

Fund Statistics
Net Assets	$23,038,001,498
Management Fees (dollars paid during the reporting period)	$105,742,793
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H261

SEMIANNUAL SHAREHOLDER REPORT

Ultra Fund

A Class (TWUAX)	April 30, 2025

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.14%

Fund Statistics
Net Assets	$23,038,001,498
Management Fees (dollars paid during the reporting period)	$105,742,793
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083858

SEMIANNUAL SHAREHOLDER REPORT

Ultra Fund

C Class (TWCCX)	April 30, 2025

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$91	1.89%

Fund Statistics
Net Assets	$23,038,001,498
Management Fees (dollars paid during the reporting period)	$105,742,793
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083288

SEMIANNUAL SHAREHOLDER REPORT

Ultra Fund

R Class (AULRX)	April 30, 2025

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.39%

Fund Statistics
Net Assets	$23,038,001,498
Management Fees (dollars paid during the reporting period)	$105,742,793
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25083171

SEMIANNUAL SHAREHOLDER REPORT

Ultra Fund

R5 Class (AULGX)	April 30, 2025

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.69%

Fund Statistics
Net Assets	$23,038,001,498
Management Fees (dollars paid during the reporting period)	$105,742,793
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H279

SEMIANNUAL SHAREHOLDER REPORT

Ultra Fund

R6 Class (AULDX)	April 30, 2025

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.54%

Fund Statistics
Net Assets	$23,038,001,498
Management Fees (dollars paid during the reporting period)	$105,742,793
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H444

SEMIANNUAL SHAREHOLDER REPORT

Ultra Fund

G Class (AULNX)	April 30, 2025

This semi-annual shareholder report contains important information about Ultra Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$23,038,001,498
Management Fees (dollars paid during the reporting period)	$105,742,793
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	64

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Software	16%
Short-Term Investments	0.2%	Interactive Media and Services	12%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	11%
		Broadline Retail	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508H220

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

April 30, 2025

Balanced Fund
Investor Class (TWBIX)
I Class (ABINX)
R5 Class (ABGNX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 57.3%
Air Freight and Logistics — 0.2%
FedEx Corp.	7,904	$1,662,448
Automobiles — 0.8%
Tesla, Inc.(1)	24,717	6,974,149
Banks — 2.2%
Bank of America Corp.	130,362	5,198,837
JPMorgan Chase & Co.	36,475	8,922,514
Regions Financial Corp.	204,917	4,182,356
		18,303,707
Beverages — 0.5%
PepsiCo, Inc.	31,137	4,221,554
Biotechnology — 1.0%
AbbVie, Inc.	26,732	5,215,413
Vertex Pharmaceuticals, Inc.(1)	6,099	3,107,441
		8,322,854
Broadline Retail — 2.1%
Amazon.com, Inc.(1)	95,128	17,543,506
Building Products — 0.7%
Johnson Controls International PLC	72,624	6,093,154
Capital Markets — 2.8%
Ameriprise Financial, Inc.	7,159	3,372,032
Blackrock, Inc.	3,500	3,199,910
Intercontinental Exchange, Inc.	16,704	2,805,771
KKR & Co., Inc.	23,091	2,638,608
Morgan Stanley	50,690	5,850,640
S&P Global, Inc.	11,833	5,917,092
		23,784,053
Chemicals — 1.1%
Ecolab, Inc.	15,077	3,790,810
Linde PLC	12,412	5,625,491
		9,416,301
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	40,715	2,484,836
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	29,359	2,415,365
Motorola Solutions, Inc.	10,743	4,731,110
		7,146,475
Consumer Finance — 0.4%
American Express Co.	13,888	3,699,902
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	4,294	4,270,383
Sysco Corp.	55,093	3,933,640
		8,204,023
Containers and Packaging — 0.2%
Ball Corp.	40,127	2,084,196
Distributors — 0.3%
LKQ Corp.	59,659	2,279,570
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	85,580	3,770,655

	Shares/ Principal Amount	Value
Electric Utilities — 0.9%
NextEra Energy, Inc.	111,288	$7,442,941
Electrical Equipment — 0.6%
Eaton Corp. PLC	12,184	3,586,604
GE Vernova, Inc.	4,426	1,641,249
		5,227,853
Electronic Equipment, Instruments and Components — 0.2%
CDW Corp.	13,362	2,145,403
Energy Equipment and Services — 0.5%
Schlumberger NV	136,410	4,535,632
Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)	9,164	812,572
Netflix, Inc.(1)	3,238	3,664,509
		4,477,081
Financial Services — 2.3%
Block, Inc.(1)	23,934	1,399,421
Fiserv, Inc.(1)	17,171	3,169,251
Mastercard, Inc., Class A	18,376	10,071,151
Visa, Inc., Class A	14,845	5,128,948
		19,768,771
Ground Transportation — 0.8%
Uber Technologies, Inc.(1)	38,111	3,087,372
Union Pacific Corp.	15,601	3,364,512
		6,451,884
Health Care Equipment and Supplies — 0.8%
IDEXX Laboratories, Inc.(1)	6,877	2,975,334
Intuitive Surgical, Inc.(1)	7,340	3,785,972
		6,761,306
Health Care Providers and Services — 1.4%
Cigna Group	14,058	4,780,282
UnitedHealth Group, Inc.	18,142	7,464,345
		12,244,627
Hotels, Restaurants and Leisure — 1.3%
Airbnb, Inc., Class A(1)	7,386	900,501
Booking Holdings, Inc.	608	3,100,362
Chipotle Mexican Grill, Inc.(1)	62,590	3,162,047
Hilton Worldwide Holdings, Inc.	15,831	3,569,574
		10,732,484
Household Products — 1.4%
Church & Dwight Co., Inc.	28,822	2,863,177
Colgate-Palmolive Co.	22,978	2,118,342
Procter & Gamble Co.	40,998	6,665,045
		11,646,564
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	17,219	3,624,599
Industrial REITs — 0.5%
Prologis, Inc.	45,223	4,621,791
Insurance — 1.2%
Marsh & McLennan Cos., Inc.	13,551	3,055,344
MetLife, Inc.	51,069	3,849,071
Progressive Corp.	11,045	3,111,818
		10,016,233
Interactive Media and Services — 3.7%
Alphabet, Inc., Class A	119,536	18,982,317

	Shares/ Principal Amount	Value
Meta Platforms, Inc., Class A	22,154	$12,162,546
		31,144,863
IT Services — 1.3%
Accenture PLC, Class A	16,025	4,793,879
International Business Machines Corp.	21,672	5,240,723
MongoDB, Inc.(1)	6,605	1,137,183
		11,171,785
Leisure Products — 0.1%
YETI Holdings, Inc.(1)	30,015	856,928
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	15,493	1,667,047
Danaher Corp.	24,694	4,922,255
Thermo Fisher Scientific, Inc.	7,753	3,326,037
		9,915,339
Machinery — 1.5%
Cummins, Inc.	11,250	3,305,700
Deere & Co.	5,870	2,721,097
Parker-Hannifin Corp.	4,142	2,506,158
Xylem, Inc.	33,173	3,999,669
		12,532,624
Oil, Gas and Consumable Fuels — 0.9%
Cheniere Energy, Inc.	16,547	3,824,177
ConocoPhillips	25,835	2,302,415
EOG Resources, Inc.	12,910	1,424,361
		7,550,953
Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	30,693	1,540,789
Eli Lilly & Co.	8,644	7,770,524
Merck & Co., Inc.	27,764	2,365,493
Novo Nordisk AS, Class B	30,884	2,064,951
Zoetis, Inc.	23,901	3,738,116
		17,479,873
Professional Services — 0.3%
Automatic Data Processing, Inc.	8,758	2,632,655
Semiconductors and Semiconductor Equipment — 5.5%
Analog Devices, Inc.	26,858	5,235,161
Applied Materials, Inc.	3,375	508,646
ARM Holdings PLC, ADR(1)	7,996	911,944
ASML Holding NV	4,041	2,705,215
Broadcom, Inc.	61,295	11,797,449
NVIDIA Corp.	235,063	25,603,062
		46,761,477
Software — 6.9%
Cadence Design Systems, Inc.(1)	20,212	6,017,921
Crowdstrike Holdings, Inc., Class A(1)	5,965	2,558,209
Dynatrace, Inc.(1)	40,636	1,908,673
Microsoft Corp.	100,743	39,819,678
Salesforce, Inc.	10,215	2,744,873
ServiceNow, Inc.(1)	2,081	1,987,376
Workday, Inc., Class A(1)	14,200	3,479,000
		58,515,730
Specialized REITs — 0.7%
Equinix, Inc.	6,394	5,503,635

	Shares/ Principal Amount	Value
SBA Communications Corp.	2,109	$513,331
		6,016,966
Specialty Retail — 2.2%
CarMax, Inc.(1)	20,430	1,321,208
Home Depot, Inc.	21,601	7,786,944
TJX Cos., Inc.	46,722	6,012,187
Tractor Supply Co.	67,769	3,430,467
		18,550,806
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	109,385	23,244,312
Textiles, Apparel and Luxury Goods — 0.1%
Deckers Outdoor Corp.(1)	10,044	1,113,177
Trading Companies and Distributors — 0.5%
Ferguson Enterprises, Inc.	11,386	1,931,749
United Rentals, Inc.	3,324	2,098,940
		4,030,689
TOTAL COMMON STOCKS (Cost $317,346,844)		487,206,729
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 15.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	$77,037	75,688
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	44,589	43,751
		119,439
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 15.8%
FHLMC, 2.00%, 6/1/36	1,456,489	1,337,850
FHLMC, 3.50%, 2/1/49	1,647,959	1,512,782
FHLMC, 3.00%, 1/1/50	1,521,673	1,322,494
FHLMC, 3.50%, 5/1/50	266,203	242,677
FHLMC, 2.50%, 5/1/51	1,747,169	1,470,441
FHLMC, 3.50%, 5/1/51	846,837	769,354
FHLMC, 3.00%, 7/1/51	662,504	579,039
FHLMC, 2.00%, 8/1/51	1,469,803	1,177,468
FHLMC, 2.50%, 8/1/51	1,599,736	1,339,220
FHLMC, 2.50%, 10/1/51	793,521	668,546
FHLMC, 3.00%, 12/1/51	1,038,303	906,030
FHLMC, 3.00%, 2/1/52	880,885	773,564
FHLMC, 3.50%, 5/1/52	1,050,741	957,446
FHLMC, 4.00%, 5/1/52	1,362,875	1,273,401
FHLMC, 4.00%, 5/1/52	907,884	853,543
FHLMC, 4.00%, 6/1/52	2,952,029	2,775,333
FHLMC, 5.00%, 7/1/52	548,478	544,039
FHLMC, 4.50%, 10/1/52	2,119,129	2,033,104
FHLMC, 4.50%, 10/1/52	1,497,584	1,435,593
FHLMC, 4.50%, 10/1/52	739,490	708,934
FHLMC, 6.00%, 11/1/52	2,591,047	2,639,101
FHLMC, 5.50%, 12/1/52	419,172	421,385
FHLMC, 6.00%, 1/1/53	1,389,065	1,416,020
FHLMC, 6.50%, 11/1/53	1,428,829	1,478,523
FHLMC, 5.50%, 4/1/54	1,442,750	1,450,364
FNMA, 2.00%, 5/1/36	647,201	595,778
FNMA, 4.50%, 9/1/41	115,594	114,339
FNMA, 3.50%, 5/1/42	512,315	480,075
FNMA, 3.00%, 2/1/50	223,960	196,998
FNMA, 2.50%, 6/1/50	858,101	723,860
FNMA, 2.50%, 10/1/50	1,804,987	1,510,926

	Shares/ Principal Amount	Value
FNMA, 2.50%, 12/1/50	$1,225,926	$1,021,136
FNMA, 2.50%, 2/1/51	2,231,220	1,880,408
FNMA, 3.00%, 6/1/51	109,401	96,453
FNMA, 2.50%, 12/1/51	966,512	814,916
FNMA, 2.50%, 2/1/52	529,281	443,532
FNMA, 3.00%, 2/1/52	1,718,715	1,506,331
FNMA, 3.00%, 2/1/52	978,920	857,947
FNMA, 2.00%, 3/1/52	2,570,099	2,066,223
FNMA, 2.50%, 3/1/52	1,184,642	997,267
FNMA, 3.00%, 3/1/52	1,727,278	1,517,813
FNMA, 3.00%, 4/1/52	409,914	359,262
FNMA, 3.50%, 4/1/52	661,755	598,140
FNMA, 4.00%, 4/1/52	1,217,901	1,142,744
FNMA, 4.00%, 4/1/52	537,537	505,366
FNMA, 4.00%, 4/1/52	367,318	344,043
FNMA, 3.00%, 5/1/52	1,024,441	905,740
FNMA, 3.50%, 5/1/52	1,815,875	1,646,506
FNMA, 3.50%, 5/1/52	1,636,990	1,483,230
FNMA, 3.50%, 5/1/52	1,512,799	1,386,452
FNMA, 4.00%, 5/1/52	1,749,747	1,634,794
FNMA, 3.00%, 6/1/52	446,301	394,588
FNMA, 3.50%, 6/1/52	1,451,782	1,333,408
FNMA, 4.50%, 7/1/52	1,297,790	1,244,166
FNMA, 5.00%, 8/1/52	2,905,226	2,855,620
FNMA, 4.50%, 9/1/52	651,300	630,108
FNMA, 5.00%, 9/1/52	824,458	816,224
FNMA, 5.00%, 10/1/52	2,588,237	2,544,042
FNMA, 5.50%, 10/1/52	1,360,688	1,362,089
FNMA, 5.00%, 1/1/53	2,150,055	2,112,669
FNMA, 5.50%, 1/1/53	2,762,139	2,763,062
FNMA, 5.50%, 1/1/53	2,417,964	2,423,674
FNMA, 6.50%, 1/1/53	2,055,309	2,129,097
FNMA, 5.50%, 3/1/53	397,053	400,277
FNMA, 4.00%, 4/1/53	444,081	417,502
FNMA, 6.00%, 9/1/53	2,052,227	2,091,039
FNMA, 6.00%, 9/1/53	1,354,272	1,388,020
FNMA, 5.50%, 3/1/54	3,466,798	3,469,028
FNMA, 6.00%, 5/1/54	1,690,233	1,721,053
GNMA, 2.50%, TBA	2,731,000	2,327,961
GNMA, 5.00%, TBA	1,503,000	1,474,684
GNMA, 5.50%, TBA	1,636,000	1,635,636
GNMA, 7.00%, 4/20/26	1,168	1,201
GNMA, 7.50%, 8/15/26	1,244	1,249
GNMA, 7.00%, 5/15/31	9,191	9,585
GNMA, 4.50%, 6/15/41	109,603	107,266
GNMA, 3.50%, 6/20/42	210,423	196,070
GNMA, 3.00%, 5/20/50	463,372	412,071
GNMA, 3.00%, 7/20/50	1,226,931	1,090,226
GNMA, 2.00%, 10/20/50	3,876,811	3,166,182
GNMA, 2.50%, 11/20/50	1,671,527	1,401,002
GNMA, 2.50%, 2/20/51	1,180,804	1,007,576
GNMA, 3.50%, 6/20/51	802,192	733,315
GNMA, 3.00%, 7/20/51	1,149,115	1,018,836
GNMA, 4.00%, 9/20/52	3,145,254	2,941,686

	Shares/ Principal Amount	Value
GNMA, 4.50%, 9/20/52	$2,972,723	$2,864,688
GNMA, 4.50%, 10/20/52	2,438,442	2,349,825
UMBS, 5.00%, TBA	14,198,000	13,900,560
UMBS, 5.50%, TBA	8,886,000	8,868,205
UMBS, 4.00%, TBA	3,741,000	3,486,905
		134,006,925
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $136,642,766)		134,126,364
CORPORATE BONDS — 9.4%
Aerospace and Defense — 0.1%
Boeing Co., 6.53%, 5/1/34	575,000	618,057
Northrop Grumman Corp., 5.15%, 5/1/40	190,000	182,999
		801,056
Air Freight and Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 5/6/29	450,000	457,943
GXO Logistics, Inc., 6.50%, 5/6/34	210,000	210,028
		667,971
Automobiles — 0.3%
American Honda Finance Corp., 4.95%, 1/9/26	495,000	496,588
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	390,000	388,367
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	260,000	267,887
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	262,000	254,139
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	380,000	359,848
General Motors Financial Co., Inc., 5.60%, 6/18/31	298,000	298,895
Hyundai Capital America, 6.50%, 1/16/29(2)	117,000	122,240
		2,187,964
Banks — 1.4%
Bank of America Corp., VRN, 5.47%, 1/23/35	535,000	542,844
Bank of America Corp., VRN, 5.51%, 1/24/36	465,000	471,503
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	575,000	508,016
Banque Federative du Credit Mutuel SA, 5.54%, 1/22/30(2)	800,000	827,058
Barclays PLC, VRN, 5.09%, 2/25/29	765,000	770,718
BNP Paribas SA, VRN, 4.90%, 5/9/29(2)(3)	201,000	200,932
BNP Paribas SA, VRN, 5.34%, 6/12/29(2)	295,000	301,016
BPCE SA, VRN, 7.00%, 10/19/34(2)	260,000	282,896
Citigroup, Inc., VRN, 4.41%, 3/31/31	120,000	117,852
Citigroup, Inc., VRN, 5.61%, 3/4/56	230,000	219,953
Danske Bank AS, VRN, 5.71%, 3/1/30(2)	215,000	221,871
HSBC Holdings PLC, VRN, 4.58%, 6/19/29	425,000	423,799
Intesa Sanpaolo SpA, 3.875%, 7/14/27(2)	400,000	393,887
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	789,000	829,508
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	549,000	559,084
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	210,000	211,836
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	694,000	719,583
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	290,000	290,576
Royal Bank of Canada, VRN, 5.15%, 2/4/31	588,000	598,528
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	901,000	933,513
U.S. Bancorp, VRN, 5.73%, 10/21/26	270,000	271,348
U.S. Bancorp, VRN, 5.05%, 2/12/31	384,000	389,146
Wells Fargo & Co., VRN, 5.39%, 4/24/34	461,000	463,031
Wells Fargo & Co., VRN, 5.56%, 7/25/34	212,000	214,963
Wells Fargo & Co., VRN, 5.01%, 4/4/51	345,000	303,748
Westpac Banking Corp., VRN, 5.62%, 11/20/35	600,000	595,046

	Shares/ Principal Amount	Value
Zions Bancorp NA, VRN, 6.82%, 11/19/35	$501,000	$494,406
		12,156,661
Biotechnology — 0.1%
AbbVie, Inc., 5.35%, 3/15/44	275,000	266,196
Amgen, Inc., 5.65%, 3/2/53	465,000	446,626
		712,822
Capital Markets — 0.9%
Blackstone Private Credit Fund, 7.30%, 11/27/28	105,000	111,139
Blackstone Private Credit Fund, 5.95%, 7/16/29	90,000	90,506
Blue Owl Capital Corp., 2.875%, 6/11/28	275,000	250,945
Blue Owl Capital Corp., 5.95%, 3/15/29	263,000	261,142
Blue Owl Credit Income Corp., 6.60%, 9/15/29(2)	530,000	536,196
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(2)	346,000	343,597
Charles Schwab Corp., VRN, 6.14%, 8/24/34	180,000	191,379
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	630,000	668,589
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	193,000	192,589
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	270,000	278,492
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45	305,000	293,585
Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	305,772
HPS Corporate Lending Fund, 5.45%, 1/14/28	160,000	159,940
HPS Corporate Lending Fund, 6.25%, 9/30/29	284,000	288,198
LPL Holdings, Inc., 5.15%, 6/15/30	720,000	722,635
Morgan Stanley, VRN, 5.16%, 4/20/29	271,000	275,966
Morgan Stanley, VRN, 6.41%, 11/1/29	170,000	180,035
Morgan Stanley, VRN, 6.63%, 11/1/34	760,000	827,470
Morgan Stanley, VRN, 5.83%, 4/19/35	152,000	157,001
Morgan Stanley, VRN, 5.52%, 11/19/55	158,000	151,047
Northern Trust Corp., VRN, 3.375%, 5/8/32	754,000	729,854
State Street Corp., VRN, 5.75%, 11/4/26	270,000	271,446
		7,287,523
Communications Equipment — 0.1%
Cisco Systems, Inc., 4.75%, 2/24/30	392,000	401,503
Cisco Systems, Inc., 5.50%, 2/24/55	257,000	253,358
		654,861
Construction Materials — 0.1%
CRH America Finance, Inc., 5.50%, 1/9/35	400,000	406,292
Martin Marietta Materials, Inc., 5.15%, 12/1/34	367,000	365,209
Vulcan Materials Co., 5.70%, 12/1/54	164,000	156,912
		928,413
Consumer Finance — 0.2%
Ally Financial, Inc., 8.00%, 11/1/31	646,000	715,749
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(2)	148,000	152,665
Avolon Holdings Funding Ltd., 5.15%, 1/15/30(2)	128,000	126,615
OneMain Finance Corp., 7.125%, 3/15/26	207,000	208,980
OneMain Finance Corp., 7.50%, 5/15/31	179,000	181,714
		1,385,723
Consumer Staples Distribution & Retail — 0.0%
Walmart, Inc., 4.90%, 4/28/35	81,000	82,081
Diversified Consumer Services — 0.1%
Leland Stanford Junior University, 4.68%, 3/1/35	675,000	664,681
Novant Health, Inc., 3.17%, 11/1/51	245,000	160,683
Pepperdine University, 3.30%, 12/1/59	355,000	222,649
		1,048,013
Diversified REITs — 0.3%
Boston Properties LP, 2.55%, 4/1/32	790,000	650,599

	Shares/ Principal Amount	Value
Cousins Properties LP, 5.375%, 2/15/32	$448,000	$444,364
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	200,000	199,622
Kilroy Realty LP, 2.50%, 11/15/32	280,000	216,829
Kilroy Realty LP, 2.65%, 11/15/33	568,000	429,409
Piedmont Operating Partnership LP, 9.25%, 7/20/28	435,000	471,351
Piedmont Operating Partnership LP, 6.875%, 7/15/29	78,000	79,563
Piedmont Operating Partnership LP, 3.15%, 8/15/30	61,000	52,193
Trust Fibra Uno, 4.87%, 1/15/30(2)	260,000	241,225
Trust Fibra Uno, 7.70%, 1/23/32(2)	205,000	209,655
		2,994,810
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 6.375%, 3/1/41	65,000	67,330
AT&T, Inc., 5.45%, 3/1/47	320,000	296,992
Sprint Capital Corp., 6.875%, 11/15/28	291,000	311,330
Verizon Communications, Inc., 2.99%, 10/30/56	270,000	160,608
		836,260
Electric Utilities — 0.7%
Arizona Public Service Co., 5.70%, 8/15/34	292,000	296,610
Black Hills Corp., 6.00%, 1/15/35	204,000	210,882
Commonwealth Edison Co., 5.30%, 2/1/53	144,000	133,827
Duke Energy Corp., 5.00%, 8/15/52	230,000	196,927
Duke Energy Corp., 5.80%, 6/15/54	405,000	388,553
Duke Energy Florida LLC, 5.95%, 11/15/52	225,000	227,991
Duke Energy Progress LLC, 4.35%, 3/6/27	324,000	326,633
Duke Energy Progress LLC, 4.15%, 12/1/44	425,000	347,226
Duke Energy Progress LLC, 5.35%, 3/15/53	120,000	112,237
Duke Energy Progress LLC, 5.55%, 3/15/55	200,000	193,500
Electricite de France SA, 6.375%, 1/13/55(2)	350,000	346,543
Florida Power & Light Co., 4.125%, 2/1/42	614,000	518,276
MidAmerican Energy Co., 5.85%, 9/15/54	980,000	992,253
NextEra Energy Capital Holdings, Inc., 5.30%, 3/15/32	290,000	296,110
Northern States Power Co., 5.10%, 5/15/53	260,000	237,294
Northern States Power Co., 5.65%, 5/15/55(3)	157,000	155,791
Pacific Gas & Electric Co., 4.20%, 6/1/41	155,000	119,855
PECO Energy Co., 4.375%, 8/15/52	340,000	278,710
Public Service Electric & Gas Co., 5.50%, 3/1/55	380,000	369,899
Union Electric Co., 5.45%, 3/15/53	225,000	214,285
Vistra Operations Co. LLC, 6.00%, 4/15/34(2)	146,000	147,610
		6,111,012
Electronic Equipment, Instruments and Components — 0.0%
Keysight Technologies, Inc., 5.35%, 7/30/30	258,000	264,946
Entertainment — 0.0%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	213,000	207,345
Financial Services — 0.4%
Antares Holdings LP, 6.35%, 10/23/29(2)	665,000	663,432
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(2)	265,000	266,866
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(2)	1,000,000	1,002,910
Corebridge Financial, Inc., 5.75%, 1/15/34	170,000	173,424
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	263,000	254,036
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	250,000	243,193
PayPal Holdings, Inc., 5.10%, 4/1/35	465,000	463,142
Voya Financial, Inc., 5.00%, 9/20/34	300,000	287,117
		3,354,120
Food Products — 0.2%
Flowers Foods, Inc., 5.75%, 3/15/35	370,000	373,587

	Shares/ Principal Amount	Value
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 4/20/35(2)	$305,000	$314,174
Kraft Heinz Foods Co., 5.00%, 6/4/42	295,000	267,247
Mars, Inc., 5.20%, 3/1/35(2)	528,000	530,296
Mars, Inc., 3.875%, 4/1/39(2)	109,000	94,045
Mars, Inc., 5.65%, 5/1/45(2)	315,000	313,048
Mars, Inc., 5.70%, 5/1/55(2)	184,000	181,502
		2,073,899
Gas Utilities — 0.0%
Boston Gas Co., 5.84%, 1/10/35(2)	132,000	136,026
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	158,000	148,896
		284,922
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(2)	400,000	404,909
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	162,000	151,876
United Rentals North America, Inc., 6.00%, 12/15/29(2)	155,000	157,123
		713,908
Health Care Equipment and Supplies — 0.0%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(2)	428,000	431,811
Health Care Providers and Services — 0.6%
Cardinal Health, Inc., 5.35%, 11/15/34	585,000	587,530
CVS Health Corp., 6.00%, 6/1/44	410,000	397,429
CVS Health Corp., 5.625%, 2/21/53	120,000	108,942
CVS Health Corp., VRN, 7.00%, 3/10/55	245,000	248,442
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	125,108
HCA, Inc., 5.25%, 3/1/30	276,000	280,804
HCA, Inc., 6.20%, 3/1/55	130,000	127,519
Humana, Inc., 5.75%, 4/15/54	221,000	202,894
Icon Investments Six DAC, 6.00%, 5/8/34	301,000	300,769
IQVIA, Inc., 6.25%, 2/1/29	442,000	459,698
Kaiser Foundation Hospitals, 3.00%, 6/1/51	220,000	140,513
Tenet Healthcare Corp., 6.25%, 2/1/27	325,000	325,087
Tenet Healthcare Corp., 5.125%, 11/1/27	134,000	132,994
UnitedHealth Group, Inc., 5.50%, 7/15/44	436,000	423,286
UnitedHealth Group, Inc., 5.05%, 4/15/53	520,000	460,104
Universal Health Services, Inc., 5.05%, 10/15/34	465,000	434,551
		4,755,670
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp., 4.00%, 8/1/28(2)	585,000	558,350
Expedia Group, Inc., 5.40%, 2/15/35	385,000	379,222
Hyatt Hotels Corp., 5.75%, 3/30/32	322,000	322,813
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(2)	578,000	579,990
		1,840,375
Household Durables — 0.1%
Dr. Horton, Inc., 4.85%, 10/15/30(3)	251,000	252,201
Meritage Homes Corp., 5.65%, 3/15/35	252,000	246,066
		498,267
Industrial Conglomerates — 0.0%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(2)	350,000	341,069
Industrial REITs — 0.0%
LXP Industrial Trust, 6.75%, 11/15/28	172,000	182,930
Insurance — 0.3%
Allstate Corp., 5.55%, 5/9/35	168,000	172,718
American International Group, Inc., 4.375%, 6/30/50	210,000	171,104
American International Group, Inc., VRN, 5.75%, 4/1/48	146,000	144,253

	Shares/ Principal Amount	Value
Athene Global Funding, 5.53%, 7/11/31(2)	$292,000	$296,867
Beacon Funding Trust, 6.27%, 8/15/54(2)	310,000	303,497
CNO Financial Group, Inc., 6.45%, 6/15/34	215,000	222,043
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(2)	310,000	292,877
Lincoln National Corp., 7.00%, 6/15/40	330,000	365,079
MetLife, Inc., 6.40%, 12/15/66	200,000	198,116
Reinsurance Group of America, Inc., VRN, 6.65%, 9/15/55	125,000	121,434
		2,287,988
IT Services — 0.1%
Kyndryl Holdings, Inc., 3.15%, 10/15/31	580,000	509,317
Kyndryl Holdings, Inc., 4.10%, 10/15/41	201,000	151,620
		660,937
Machinery — 0.1%
AGCO Corp., 5.80%, 3/21/34	293,000	291,244
Nordson Corp., 4.50%, 12/15/29	495,000	491,192
Weir Group PLC, 5.35%, 5/6/30(2)(3)	421,000	423,117
		1,205,553
Media — 0.1%
Comcast Corp., 5.65%, 6/1/54	505,000	487,962
Metals and Mining — 0.2%
Glencore Funding LLC, 5.19%, 4/1/30(2)	600,000	607,707
Glencore Funding LLC, 5.89%, 4/4/54(2)	230,000	217,176
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	380,000	386,591
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	316,000	312,119
		1,523,593
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(2)	740,000	709,046
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41	455,000	400,360
Engie SA, 5.875%, 4/10/54(2)	510,000	496,334
Sempra, 3.25%, 6/15/27	180,000	174,989
		1,071,683
Oil, Gas and Consumable Fuels — 0.9%
BP Capital Markets America, Inc., 3.06%, 6/17/41	250,000	180,259
Cheniere Energy, Inc., 4.625%, 10/15/28	385,000	381,427
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(2)	370,000	382,515
Diamondback Energy, Inc., 6.25%, 3/15/33	320,000	334,344
Enbridge, Inc., VRN, 6.00%, 1/15/77	535,000	525,193
Energy Transfer LP, 6.55%, 12/1/33	601,000	633,067
Energy Transfer LP, 6.125%, 12/15/45	340,000	321,900
Eni SpA, 5.95%, 5/15/54(2)	307,000	289,375
Expand Energy Corp., 6.75%, 4/15/29(2)	870,000	877,157
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(2)	786,000	792,135
Northern Natural Gas Co., 5.625%, 2/1/54(2)	155,000	146,636
Occidental Petroleum Corp., 5.375%, 1/1/32	216,000	205,668
Occidental Petroleum Corp., 6.45%, 9/15/36	150,000	146,278
Petroleos Mexicanos, 6.49%, 1/23/27	374,000	365,671
Petroleos Mexicanos, 6.50%, 3/13/27	610,000	596,389
Petroleos Mexicanos, 5.35%, 2/12/28	1,197,000	1,107,151
Shell Finance U.S., Inc., 4.375%, 5/11/45	180,000	150,586
SM Energy Co., 6.75%, 9/15/26	265,000	262,830
		7,698,581
Passenger Airlines — 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(2)	1,083,142	1,087,419

	Shares/ Principal Amount	Value
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	$155,000	$152,089
Bristol-Myers Squibb Co., 5.55%, 2/22/54	410,000	395,325
		547,414
Professional Services — 0.1%
Paychex, Inc., 5.10%, 4/15/30	303,000	307,638
Paychex, Inc., 5.35%, 4/15/32	401,000	407,491
		715,129
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	166,000	143,263
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 5.20%, 4/15/32	210,000	213,500
Foundry JV Holdco LLC, 5.50%, 1/25/31(2)	617,000	625,265
Foundry JV Holdco LLC, 5.90%, 1/25/33(2)	232,000	236,829
Foundry JV Holdco LLC, 5.875%, 1/25/34(2)	180,000	180,939
Foundry JV Holdco LLC, 6.10%, 1/25/36(2)	252,000	257,047
Foundry JV Holdco LLC, 6.30%, 1/25/39(2)	207,000	215,126
Intel Corp., 3.90%, 3/25/30	575,000	549,083
Intel Corp., 5.15%, 2/21/34	280,000	272,824
Intel Corp., 5.70%, 2/10/53	230,000	205,072
Intel Corp., 5.60%, 2/21/54	215,000	189,872
Micron Technology, Inc., 5.30%, 1/15/31	620,000	623,052
		3,568,609
Software — 0.3%
AppLovin Corp., 5.375%, 12/1/31	340,000	343,313
Oracle Corp., 5.25%, 2/3/32	388,000	393,552
Oracle Corp., 3.60%, 4/1/40	677,000	528,082
Oracle Corp., 6.00%, 8/3/55	280,000	272,614
Oracle Corp., 5.50%, 9/27/64	245,000	217,628
Synopsys, Inc., 5.00%, 4/1/32	670,000	675,000
Synopsys, Inc., 5.70%, 4/1/55	264,000	255,386
		2,685,575
Specialized REITs — 0.1%
Crown Castle, Inc., 5.20%, 9/1/34	236,000	231,647
EPR Properties, 4.95%, 4/15/28	520,000	514,159
EPR Properties, 3.75%, 8/15/29	110,000	102,999
VICI Properties LP, 5.75%, 4/1/34	152,000	152,957
		1,001,762
Specialty Retail — 0.0%
Home Depot, Inc., 5.30%, 6/25/54	252,000	239,508
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	168,000	168,458
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	295,000	291,546
		460,004
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 5.50%, 3/11/35	461,000	449,204
Trading Companies and Distributors — 0.0%
Aircastle Ltd., 5.95%, 2/15/29(2)	195,000	200,176
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(2)	158,000	159,715
		359,891
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	461,000	499,689
TOTAL CORPORATE BONDS (Cost $81,020,121)		80,207,242
U.S. TREASURY SECURITIES — 7.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	200,000	181,586

	Shares/ Principal Amount	Value
U.S. Treasury Bonds, 4.375%, 11/15/39	$600,000	$593,285
U.S. Treasury Bonds, 4.625%, 2/15/40	700,000	710,309
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	1,369,156
U.S. Treasury Bonds, 3.75%, 8/15/41	700,000	632,598
U.S. Treasury Bonds, 4.00%, 11/15/42	500,000	461,191
U.S. Treasury Bonds, 4.375%, 8/15/43	800,000	771,625
U.S. Treasury Bonds, 4.75%, 11/15/43	5,000,000	5,053,223
U.S. Treasury Bonds, 4.50%, 2/15/44	1,700,000	1,661,650
U.S. Treasury Bonds, 4.625%, 5/15/44	1,800,000	1,786,395
U.S. Treasury Bonds, 4.125%, 8/15/44	1,300,000	1,205,344
U.S. Treasury Bonds, 2.50%, 2/15/45	1,700,000	1,209,125
U.S. Treasury Bonds, 2.75%, 11/15/47	300,000	215,654
U.S. Treasury Notes, 2.875%, 6/15/25(4)	500,000	499,137
U.S. Treasury Notes, 4.625%, 9/15/26(4)	300,000	303,521
U.S. Treasury Notes, 4.125%, 11/15/27(4)	1,200,000	1,215,492
U.S. Treasury Notes, 4.00%, 12/15/27	4,000,000	4,043,203
U.S. Treasury Notes, 4.25%, 1/15/28	2,600,000	2,643,824
U.S. Treasury Notes, 1.125%, 2/29/28	1,000,000	934,395
U.S. Treasury Notes, 4.375%, 11/30/28	1,300,000	1,332,094
U.S. Treasury Notes, 4.125%, 3/31/29	4,800,000	4,881,562
U.S. Treasury Notes, 4.00%, 2/28/30(4)	8,100,000	8,206,312
U.S. Treasury Notes, 4.125%, 8/31/30	4,400,000	4,475,367
U.S. Treasury Notes, 4.875%, 10/31/30	5,100,000	5,372,631
U.S. Treasury Notes, 4.375%, 11/30/30	2,600,000	2,674,801
U.S. Treasury Notes, 3.75%, 12/31/30	2,500,000	2,492,334
U.S. Treasury Notes, 4.125%, 10/31/31	1,200,000	1,215,469
U.S. Treasury Notes, 4.625%, 2/15/35	3,000,000	3,112,734
TOTAL U.S. TREASURY SECURITIES (Cost $58,954,398)		59,254,017
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Private Sponsor Collateralized Mortgage Obligations — 4.1%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,680	1,669
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(2)	907,735	915,481
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(2)	1,000,590	920,298
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(2)	1,062,633	1,073,228
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	385,516	389,412
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(2)	617,394	623,147
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(2)	759,982	759,751
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	1,135,607	1,138,036
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	487,437	487,826
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	735	722
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	1,598,013	1,599,980
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(2)	952,965	963,324
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(2)	189,931	158,146
EFMT, Series 2025-CES2, Class A1A, 5.66%, 2/25/60(2)	898,246	905,604
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(2)	671,476	622,919
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(2)	157,189	137,408
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(2)	501,350	507,258
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	626,328	629,531
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(2)	484,643	488,953
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(2)	508,685	512,948
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(2)	1,086,502	1,096,284
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	143,801	129,296
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	1,299,583	1,304,314
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	954,158	954,616

	Shares/ Principal Amount	Value
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	$725,318	$725,606
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	1,503,784	1,519,048
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	632,365	637,368
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	824,106	827,521
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	867,009	878,614
JP Morgan Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 7/25/55(2)	1,347,307	1,361,374
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(2)	547,002	488,385
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(2)	650,017	657,487
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(2)	750,000	758,947
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.66%, 3/25/53(2)	222,910	218,592
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.68%, 4/25/53(2)	364,060	362,896
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(2)	325,240	328,290
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(2)	1,401,603	1,402,756
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(2)	1,731,434	1,737,454
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(2)	597,117	601,178
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	369,646	369,952
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(2)	414,778	417,113
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(2)	728,312	730,788
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(2)	813,747	820,990
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	437,925	437,906
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	566,501	566,727
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(2)	890,246	895,225
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(2)	489,798	489,970
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(2)	34,008	30,420
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.77%, 3/25/64(2)	1,070,267	1,086,623
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	151,376	140,473
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	173,103	160,660
		34,972,514
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 6/25/43(2)	116,867	117,514
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.47%, (30-day average SOFR plus 3.11%), 10/25/29	110,000	111,326
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	7,686,297	986,438
		1,215,278
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,974,052)		36,187,792
ASSET-BACKED SECURITIES — 1.7%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	642,000	611,786
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	607,564	565,490
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(2)	610,189	617,484
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(2)	746,583	745,730
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(2)	700,000	677,933
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(2)	1,748,776	1,661,405
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(2)	548,786	553,237
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(2)	1,000,000	954,406
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	252,422	235,088
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	487,574	410,712
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(2)	600,000	608,644
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	1,350,000	1,228,860
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(2)	602,179	610,697
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(2)	642,527	646,235
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(2)	397,768	401,412
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	281,622	286,008
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(2)	833,605	842,760
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(2)	288,715	288,891
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(2)	300,000	307,709

	Shares/ Principal Amount	Value
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(2)	$150,000	$154,134
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	74,656	72,940
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(2)	1,186,040	1,202,075
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	525,000	521,984
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	625,100	632,853
TOTAL ASSET-BACKED SECURITIES (Cost $15,055,517)		14,838,473
CONVERTIBLE PREFERRED SECURITIES — 1.7%
Banks — 1.4%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	200,000	192,726
Banco Santander SA, 4.75%	600,000	567,521
BNP Paribas SA, 4.625%(2)	635,000	601,640
BNP Paribas SA, 7.375%(2)	300,000	301,362
Credit Agricole SA, 8.125%(2)	1,550,000	1,571,190
Danske Bank AS, 4.375%	1,470,000	1,440,490
ING Groep NV, 5.75%	1,250,000	1,230,612
Intesa Sanpaolo SpA, 7.70%(2)	555,000	558,115
Lloyds Banking Group PLC, 7.50%	1,285,000	1,284,260
Macquarie Bank Ltd., 6.125%(2)	647,000	644,383
NatWest Group PLC, 6.00%	1,120,000	1,115,901
Nordea Bank Abp, 6.625%(2)	1,250,000	1,253,448
Skandinaviska Enskilda Banken AB, 6.875%	400,000	405,750
Societe Generale SA, 4.75%(2)	692,000	668,994
		11,836,392
Capital Markets — 0.1%
Deutsche Bank AG, 6.00%	400,000	392,735
Deutsche Bank AG, 8.13%	200,000	198,372
UBS Group AG, 5.125%	416,000	410,263
		1,001,370
Insurance — 0.2%
Allianz SE, 3.50%(2)	1,400,000	1,347,793
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $14,196,416)		14,185,555
COLLATERALIZED LOAN OBLIGATIONS — 1.3%
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.55%, (1-month SOFR plus 2.23%), 2/19/38(2)	$458,822	458,099
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.12%, (3-month SOFR plus 1.86%), 7/15/30(2)	350,000	350,910
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.78%, (3-month SOFR plus 2.46%), 8/14/30(2)	450,000	450,425
Elmwood CLO 24 Ltd., Series 2023-3A, Class BR, VRN, 5.88%, (3-month SOFR plus 1.60%), 1/17/38(2)	1,650,000	1,638,450
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 5.99%, (3-month SOFR plus 1.70%), 1/17/38(2)	850,000	829,295
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 6.03%, (3-month SOFR plus 1.75%), 1/20/39(2)	850,000	831,965
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 6.10%, (3-month SOFR plus 1.80%), 1/20/38(2)	843,000	828,241
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(2)	400,000	392,393
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.88%, (1-month SOFR plus 1.56%), 10/16/36(2)	1,075,000	1,057,400
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.22%, (3-month SOFR plus 1.96%), 1/16/31(2)	375,000	375,900
Oaktree CLO Ltd., Series 2024-28A, Class C, VRN, 6.23%, (3-month SOFR plus 1.90%), 1/15/38(2)	1,125,000	1,112,860
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.03%, (3-month SOFR plus 1.76%), 7/19/30(2)	700,000	701,960
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.52%, (3-month SOFR plus 1.20%), 2/15/33(2)	500,000	501,400
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 6.66%, (1-month SOFR plus 2.34%), 5/25/38(2)	100,161	99,795
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.23%, (3-month SOFR plus 1.91%), 8/15/30(2)	900,000	902,529

	Shares/ Principal Amount	Value
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.10%, (3-month SOFR plus 1.83%), 10/18/30(2)	$358,783	$359,146
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,982,696)		10,890,768
EXCHANGE-TRADED FUNDS — 1.2%
Invesco Senior Loan ETF	50,913	1,054,918
iShares Core S&P 500 ETF	15,070	8,408,457
SPDR Blackstone Senior Loan ETF	12,450	507,711
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,981,231)		9,971,086
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(2)	$505,000	518,290
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	1,267,000	1,318,027
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	692,000	730,313
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	338,000	355,040
BX Trust, Series 2018-GW, Class A, VRN, 5.42%, (1-month SOFR plus 1.10%), 5/15/35(2)	492,000	490,596
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(2)	1,064,000	1,052,667
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 6.14%, 6/10/37(2)	557,000	563,431
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(2)	760,000	782,764
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(2)	765,000	800,768
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.76%, (1-month SOFR plus 1.44%), 3/15/42(2)	1,213,000	1,194,099
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,702,747)		7,805,995
PREFERRED SECURITIES — 0.9%
Banks — 0.5%
Bank of Nova Scotia, 4.90%	555,000	554,054
Citigroup, Inc., 3.875%	845,000	823,923
Citigroup, Inc., 4.00%	437,000	428,437
Citizens Financial Group, Inc., 5.65%	375,000	373,116
Comerica, Inc., 5.625%	830,000	825,112
Fifth Third Bancorp, 4.50%	545,000	539,193
M&T Bank Corp., 5.125%	40,000	38,837
Wells Fargo & Co., 3.90%	1,110,000	1,090,896
		4,673,568
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	720,000	698,140
Charles Schwab Corp., 5.00%	740,000	723,637
Charles Schwab Corp., 5.375%	145,000	144,882
		1,566,659
Consumer Finance — 0.1%
American Express Co., 3.55%	465,000	446,090
Multi-Utilities — 0.1%
Sempra, 4.875%	720,000	712,212
TOTAL PREFERRED SECURITIES (Cost $7,396,926)		7,398,529
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	$700,000	796,738
FNMA, 0.75%, 10/8/27	2,000,000	1,867,381
FNMA, 0.875%, 8/5/30	1,900,000	1,628,918
FNMA, 6.625%, 11/15/30	400,000	454,372
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $4,872,562)		4,747,409
MUNICIPAL SECURITIES — 0.4%
California State University Rev., 2.98%, 11/1/51	500,000	325,630
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	224,153

	Shares/ Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	$660,000	$564,801
Houston GO, 3.96%, 3/1/47	120,000	100,541
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	570,000	426,058
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	132,796
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	108,712
New York City GO, 6.27%, 12/1/37	95,000	102,604
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	239,610
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	46,318
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	245,000	154,987
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(5)	180,000	182,960
State of California GO, 7.60%, 11/1/40	80,000	97,215
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	185,000	186,867
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	55,000	57,117
University of California Rev., 3.07%, 5/15/51	180,000	120,500
TOTAL MUNICIPAL SECURITIES (Cost $3,733,417)		3,070,869
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Chile — 0.0%
Chile Government International Bonds, 5.33%, 1/5/54	170,000	158,483
Panama — 0.1%
Panama Government International Bonds, 6.875%, 1/31/36	580,000	561,829
Saudi Arabia — 0.1%
Saudi Government International Bonds, 5.375%, 1/13/31(2)	900,000	926,935
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,624,749)		1,647,247
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $13,106,315)	13,106,315	13,106,315
TOTAL INVESTMENT SECURITIES — 104.1% (Cost $718,590,757)		884,644,390
OTHER ASSETS AND LIABILITIES — (4.1)%		(35,096,283)
TOTAL NET ASSETS — 100.0%		$849,548,107

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	935,862	USD	143,020	Goldman Sachs & Co.	6/27/25	$(429)
DKK	430,523	USD	62,609	UBS AG	6/27/25	2,988
DKK	330,768	USD	48,136	UBS AG	6/27/25	2,261
DKK	504,027	USD	73,503	UBS AG	6/27/25	3,292
DKK	367,520	USD	54,702	UBS AG	6/27/25	1,295
DKK	908,299	USD	133,512	UBS AG	6/27/25	4,880
DKK	736,352	USD	110,969	UBS AG	6/27/25	1,225
DKK	267,764	USD	40,959	UBS AG	6/27/25	(162)
USD	65,624	DKK	429,211	Citibank N.A.	6/27/25	228
USD	75,829	DKK	496,152	Citibank N.A.	6/27/25	234
USD	61,936	DKK	405,584	Citibank N.A.	6/27/25	139
USD	2,029,396	DKK	13,881,740	UBS AG	6/27/25	(85,679)
USD	61,881	DKK	408,209	UBS AG	6/27/25	(315)
EUR	67,323	USD	73,055	Bank of America N.A.	6/27/25	3,462
EUR	48,431	USD	53,113	Bank of America N.A.	6/27/25	1,932
EUR	66,980	USD	75,340	Bank of America N.A.	6/27/25	787
EUR	103,046	USD	112,039	Goldman Sachs & Co.	6/27/25	5,078
EUR	107,854	USD	122,869	Goldman Sachs & Co.	6/27/25	(286)
EUR	93,771	USD	103,378	Morgan Stanley	6/27/25	3,199
EUR	50,149	USD	55,032	Morgan Stanley	6/27/25	1,965
EUR	58,049	USD	62,985	UBS AG	6/27/25	2,991
USD	628,361	EUR	577,484	Bank of America N.A.	6/27/25	(27,986)
USD	90,682	EUR	81,750	Bank of America N.A.	6/27/25	(2,231)
USD	90,817	EUR	80,032	Bank of America N.A.	6/27/25	(144)
USD	69,434	EUR	60,797	Bank of America N.A.	6/27/25	334
USD	628,418	EUR	577,484	Goldman Sachs & Co.	6/27/25	(27,928)
USD	109,074	EUR	95,489	Goldman Sachs & Co.	6/27/25	545
USD	628,335	EUR	577,484	Morgan Stanley	6/27/25	(28,011)
USD	628,184	EUR	577,484	UBS AG	6/27/25	(28,162)
						$(164,498)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	80	June 2025	$5,891,626	$173,168
U.K. Gilt 10-Year Bonds	14	June 2025	1,744,878	35,457
U.S. Treasury 5-Year Notes	72	June 2025	7,862,063	64,110
U.S. Treasury 10-Year Ultra Notes	141	June 2025	16,177,547	172,148
U.S. Treasury Long Bonds	32	June 2025	3,732,000	(4,031)
U.S. Treasury Ultra Bonds	82	June 2025	9,924,562	(173,911)
			$45,332,676	$266,941
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	28	June 2025	$2,511,591	$(10,034)
U.S. Treasury 2-Year Notes	158	June 2025	32,887,453	(196,911)
U.S. Treasury 10-Year Notes	5	June 2025	561,094	(12,432)
			$35,960,138	$(219,377)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 44	Sell	1.00%	6/20/30	$5,410,000	$88,783	$(2,708)	$86,075
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CDX	–	Credit Derivatives Indexes
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Non-income producing.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $93,563,058, which represented 11.0% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,777,691.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $718,590,757)	$884,644,390
Foreign currency holdings, at value (cost of $4)	4
Receivable for investments sold	1,052,421
Receivable for capital shares sold	41,045
Unrealized appreciation on forward foreign currency exchange contracts	36,835
Interest and dividends receivable	3,099,600
888,874,295

Liabilities
Payable for investments purchased	37,923,579
Payable for capital shares redeemed	519,442
Payable for variation margin on futures contracts	86,230
Payable for variation margin on swap agreements	1,294
Unrealized depreciation on forward foreign currency exchange contracts	201,333
Accrued management fees	594,310
39,326,188

Net Assets	$849,548,107

Net Assets Consist of:
Capital (par value and paid-in surplus)	$724,035,458
Distributable earnings (loss)	125,512,649
$849,548,107

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$778,521,180	41,206,233	$18.89
I Class, $0.01 Par Value	$69,291,804	3,664,323	$18.91
R5 Class, $0.01 Par Value	$1,735,123	91,777	$18.91

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,676,945
Dividends (net of foreign taxes withheld of $7,424)	3,597,917
12,274,862

Expenses:
Management fees	3,863,432
Directors' fees and expenses	13,173
Other expenses	5,139
3,881,744

Net investment income (loss)	8,393,118

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	23,537,932
Forward foreign currency exchange contract transactions	209,254
Futures contract transactions	(1,640,463)
Swap agreement transactions	(19,014)
Foreign currency translation transactions	(6,129)
22,081,580

Change in net unrealized appreciation (depreciation) on:
Investments	(51,163,908)
Forward foreign currency exchange contracts	(314,704)
Futures contracts	1,074,687
Swap agreements	(2,708)
Translation of assets and liabilities in foreign currencies	(4,059)
(50,410,692)

Net realized and unrealized gain (loss)	(28,329,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,935,994)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$8,393,118	$17,069,648
Net realized gain (loss)	22,081,580	18,731,698
Change in net unrealized appreciation (depreciation)	(50,410,692)	149,646,241
Net increase (decrease) in net assets resulting from operations	(19,935,994)	185,447,587

Distributions to Shareholders
From earnings:
Investor Class	(8,073,506)	(15,400,125)
I Class	(872,654)	(1,788,374)
R5 Class	(19,142)	(38,766)
Decrease in net assets from distributions	(8,965,302)	(17,227,265)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(47,121,906)	(45,737,060)

Net increase (decrease) in net assets	(76,023,202)	122,483,262

Net Assets
Beginning of period	925,571,309	803,088,047
End of period	$849,548,107	$925,571,309

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class and R5 Class.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.88%
I Class	0.600% to 0.700%	0.68%
R5 Class	0.600% to 0.700%	0.68%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2025 totaled $379,014,700, of which $168,489,157 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 totaled $396,736,724, of which $173,761,919 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	530,000,000		530,000,000
Sold	1,177,158	$22,948,238	2,540,941	$47,149,553
Issued in reinvestment of distributions	395,475	7,822,089	790,709	14,932,752
Redeemed	(3,187,962)	(62,200,911)	(5,599,022)	(104,611,361)
	(1,615,329)	(31,430,584)	(2,267,372)	(42,529,056)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	263,869	5,151,364	633,858	11,811,127
Issued in reinvestment of distributions	44,002	872,525	94,586	1,787,814
Redeemed	(1,100,872)	(21,759,677)	(884,041)	(16,661,920)
	(793,001)	(15,735,788)	(155,597)	(3,062,979)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	3,985	78,614	32,123	591,158
Issued in reinvestment of distributions	968	19,142	2,053	38,766
Redeemed	(2,702)	(53,290)	(40,677)	(774,949)
	2,251	44,466	(6,501)	(145,025)
Net increase (decrease)	(2,406,079)	$(47,121,906)	(2,429,470)	$(45,737,060)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$482,436,563	$4,770,166	—
U.S. Government Agency Mortgage-Backed Securities	—	134,126,364	—
Corporate Bonds	—	80,207,242	—
U.S. Treasury Securities	—	59,254,017	—
Collateralized Mortgage Obligations	—	36,187,792	—
Asset-Backed Securities	—	14,838,473	—
Convertible Preferred Securities	—	14,185,555	—
Collateralized Loan Obligations	—	10,890,768	—
Exchange-Traded Funds	9,971,086	—	—
Commercial Mortgage-Backed Securities	—	7,805,995	—
Preferred Securities	—	7,398,529	—
U.S. Government Agency Securities	—	4,747,409	—
Municipal Securities	—	3,070,869	—
Sovereign Governments and Agencies	—	1,647,247	—
Short-Term Investments	13,106,315	—	—
	$505,513,964	$379,130,426	—
Other Financial Instruments
Futures Contracts	$236,258	$208,625	—
Swap Agreements	—	86,075	—
Forward Foreign Currency Exchange Contracts	—	36,835	—
	$236,258	$331,535	—

Liabilities
Other Financial Instruments
Futures Contracts	$387,285	$10,034	—
Forward Foreign Currency Exchange Contracts	—	201,333	—
	$387,285	$211,367	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $5,410,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $7,357,649.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $42,880,753 futures contracts purchased and $15,819,521 futures contracts sold.

Value of Derivative Instruments as of April 30, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$1,294
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$36,835	Unrealized depreciation on forward foreign currency exchange contracts	201,333
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	86,230
		$36,835		$288,857
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(19,014)	Change in net unrealized appreciation (depreciation) on swap agreements	$(2,708)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	209,254	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(314,704)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,640,463)	Change in net unrealized appreciation (depreciation) on futures contracts	1,074,687
		$(1,450,223)		$757,275

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$720,750,440
Gross tax appreciation of investments	$187,575,160
Gross tax depreciation of investments	(23,681,210)
Net tax appreciation (depreciation) of investments	$163,893,950

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2024, the fund had accumulated short-term capital losses of $(47,962,227) and accumulated long-term capital losses of $(14,207,579), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$19.54	0.18	(0.64)	(0.46)	(0.19)	—	(0.19)	$18.89	(2.39)%	0.88%	1.85%	42%	$778,521
2024	$16.13	0.35	3.41	3.76	(0.35)	—	(0.35)	$19.54	23.41%	0.89%	1.86%	72%	$836,650
2023	$15.61	0.29	0.53	0.82	(0.30)	—	(0.30)	$16.13	5.20%	0.91%	1.72%	72%	$727,083
2022	$22.97	0.18	(3.38)	(3.20)	(0.15)	(4.01)	(4.16)	$15.61	(16.94)%	0.91%	1.00%	94%	$758,468
2021	$19.73	0.14	4.30	4.44	(0.17)	(1.03)	(1.20)	$22.97	23.34%	0.90%	0.67%	225%	$1,002,740
2020	$19.25	0.20	1.22	1.42	(0.25)	(0.69)	(0.94)	$19.73	7.54%	0.90%	1.03%	165%	$841,328
I Class
2025(3)	$19.56	0.20	(0.64)	(0.44)	(0.21)	—	(0.21)	$18.91	(2.28)%	0.68%	2.05%	42%	$69,292
2024	$16.14	0.38	3.43	3.81	(0.39)	—	(0.39)	$19.56	23.70%	0.69%	2.06%	72%	$87,171
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$74,455
2022	$22.98	0.21	(3.37)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$74,220
2021	$19.74	0.19	4.29	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$107,875
2020	$19.26	0.23	1.23	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$99,524
R5 Class
2025(3)	$19.55	0.20	(0.63)	(0.43)	(0.21)	—	(0.21)	$18.91	(2.23)%	0.68%	2.05%	42%	$1,735
2024	$16.14	0.38	3.42	3.80	(0.39)	—	(0.39)	$19.55	23.64%	0.69%	2.06%	72%	$1,750
2023	$15.62	0.32	0.53	0.85	(0.33)	—	(0.33)	$16.14	5.41%	0.71%	1.92%	72%	$1,550
2022	$22.98	0.19	(3.35)	(3.16)	(0.19)	(4.01)	(4.20)	$15.62	(16.76)%	0.71%	1.20%	94%	$1,567
2021	$19.74	0.18	4.30	4.48	(0.21)	(1.03)	(1.24)	$22.98	23.58%	0.70%	0.87%	225%	$7,050
2020	$19.26	0.24	1.22	1.46	(0.29)	(0.69)	(0.98)	$19.74	7.75%	0.70%	1.23%	165%	$3,545

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 2506

Semiannual Financial Statements and Other Information

April 30, 2025

Growth Fund
Investor Class (TWCGX)
I Class (TWGIX)
Y Class (AGYWX)
A Class (TCRAX)
C Class (TWRCX)
R Class (AGWRX)
R5 Class (AGWUX)
R6 Class (AGRDX)
G Class (ACIHX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.3%
General Electric Co.	238,727	$48,113,040
Automobiles — 2.6%
Tesla, Inc.(1)	1,277,123	360,353,026
Beverages — 1.0%
PepsiCo, Inc.	1,022,376	138,613,738
Biotechnology — 2.0%
AbbVie, Inc.	843,858	164,636,696
Vertex Pharmaceuticals, Inc.(1)	213,513	108,784,873
		273,421,569
Broadline Retail — 6.0%
Amazon.com, Inc.(1)	4,440,858	818,983,032
Building Products — 0.5%
Trane Technologies PLC	65,072	24,942,748
Trex Co., Inc.(1)	638,495	36,917,781
		61,860,529
Capital Markets — 1.0%
Goldman Sachs Group, Inc.	54,601	29,896,778
KKR & Co., Inc.	417,474	47,704,754
S&P Global, Inc.	121,304	60,658,065
		138,259,597
Commercial Services and Supplies — 0.6%
Copart, Inc.(1)	1,295,624	79,071,933
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	1,332,417	109,617,947
Motorola Solutions, Inc.	162,370	71,506,124
		181,124,071
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	113,055	112,433,198
Electrical Equipment — 0.4%
Eaton Corp. PLC	158,457	46,644,987
GE Vernova, Inc.	38,298	14,201,664
		60,846,651
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	254,558	40,871,832
Energy Equipment and Services — 0.2%
Schlumberger NV	664,358	22,089,904
Entertainment — 1.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	608,828	53,984,779
Netflix, Inc.(1)	57,304	64,852,083
Spotify Technology SA(1)	89,249	54,797,101
		173,633,963
Financial Services — 6.0%
Adyen NV(1)	20,912	33,840,067
Apollo Global Management, Inc.	501,589	68,456,867
Block, Inc.(1)	840,732	49,157,600
Fiserv, Inc.(1)	393,146	72,562,957
Mastercard, Inc., Class A	685,127	375,490,704
Visa, Inc., Class A	645,686	223,084,513
		822,592,708
2

	Shares	Value
Ground Transportation — 1.6%
Uber Technologies, Inc.(1)	1,933,843	$156,660,622
Union Pacific Corp.	301,543	65,030,763
		221,691,385
Health Care Equipment and Supplies — 1.5%
Dexcom, Inc.(1)	283,468	20,233,946
IDEXX Laboratories, Inc.(1)	149,449	64,659,110
Intuitive Surgical, Inc.(1)	232,630	119,990,554
		204,883,610
Health Care Providers and Services — 0.4%
UnitedHealth Group, Inc.	117,619	48,393,161
Hotels, Restaurants and Leisure — 2.2%
Airbnb, Inc., Class A(1)	601,040	73,278,797
Chipotle Mexican Grill, Inc.(1)	2,251,213	113,731,281
Dutch Bros, Inc., Class A(1)	488,365	29,174,925
Expedia Group, Inc.	284,652	44,670,438
Starbucks Corp.	466,637	37,354,292
		298,209,733
Household Products — 1.3%
Church & Dwight Co., Inc.	452,801	44,981,251
Procter & Gamble Co.	816,193	132,688,496
		177,669,747
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	195,769	25,377,535
Insurance — 0.8%
Progressive Corp.	372,657	104,992,383
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A	6,176,265	980,790,882
Meta Platforms, Inc., Class A	1,028,858	564,843,042
Pinterest, Inc., Class A(1)	1,777,981	45,018,479
		1,590,652,403
IT Services — 2.5%
Accenture PLC, Class A	113,052	33,819,506
Cloudflare, Inc., Class A(1)	274,174	33,114,736
MongoDB, Inc.(1)	343,692	59,173,451
Okta, Inc.(1)	951,481	106,718,109
Snowflake, Inc., Class A(1)	651,776	103,951,754
		336,777,556
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	791,717	22,603,520
Machinery — 0.7%
Parker-Hannifin Corp.	71,760	43,419,106
Xylem, Inc.	436,165	52,588,414
		96,007,520
Pharmaceuticals — 4.7%
Eli Lilly & Co.	531,435	477,733,493
Novo Nordisk AS, Class B	1,205,167	80,579,287
Zoetis, Inc.	509,562	79,695,497
		638,008,277
Professional Services — 0.7%
Automatic Data Processing, Inc.	321,213	96,556,628
Semiconductors and Semiconductor Equipment — 14.7%
Analog Devices, Inc.	495,647	96,611,513
Applied Materials, Inc.	261,648	39,432,970
ARM Holdings PLC, ADR(1)(2)	222,858	25,416,955
3

	Shares	Value
ASML Holding NV	99,123	$66,357,088
Broadcom, Inc.	2,782,496	535,547,005
NVIDIA Corp.	11,014,299	1,199,677,447
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	197,426	32,908,940
		1,995,951,918
Software — 18.5%
AppLovin Corp., Class A(1)	283,881	76,451,992
Cadence Design Systems, Inc.(1)	597,621	177,935,677
Crowdstrike Holdings, Inc., Class A(1)	273,492	117,292,514
Datadog, Inc., Class A(1)	664,980	67,934,357
Dynatrace, Inc.(1)	1,533,308	72,019,477
Gitlab, Inc., Class A(1)	721,549	33,674,692
Microsoft Corp.	4,363,947	1,724,893,691
Palantir Technologies, Inc., Class A(1)	218,567	25,887,075
Salesforce, Inc.	354,697	95,310,631
Workday, Inc., Class A(1)	520,960	127,635,200
		2,519,035,306
Specialized REITs — 0.5%
Equinix, Inc.	70,853	60,986,720
SBA Communications Corp.	57,233	13,930,512
		74,917,232
Specialty Retail — 3.5%
CarMax, Inc.(1)	802,488	51,896,899
Home Depot, Inc.	529,423	190,851,697
Ross Stores, Inc.	396,321	55,088,619
TJX Cos., Inc.	779,346	100,286,243
Tractor Supply Co.	1,438,514	72,817,579
		470,941,037
Technology Hardware, Storage and Peripherals — 9.3%
Apple, Inc.	5,941,804	1,262,633,350
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	320,921	35,567,674
TOTAL COMMON STOCKS (Cost $5,995,694,837)		13,553,138,766
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth ETF (Cost $36,032,054)	100,927	37,019,014
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	85,031	85,031
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $2,880,440), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $2,823,435)		2,823,096
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/27, valued at $23,033,756), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $22,584,735)		22,582,000
		25,405,096
TOTAL SHORT-TERM INVESTMENTS (Cost $25,490,127)		25,490,127
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,057,217,018)		13,615,647,907
OTHER ASSETS AND LIABILITIES — (0.1)%		(10,254,164)
TOTAL NET ASSETS — 100.0%		$13,605,393,743

4

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	36,519,573	USD	5,580,995	Goldman Sachs & Co.	6/27/25	$(16,731)
DKK	16,800,028	USD	2,443,136	UBS AG	6/27/25	116,582
DKK	12,907,339	USD	1,878,374	UBS AG	6/27/25	88,238
DKK	19,668,325	USD	2,868,275	UBS AG	6/27/25	128,467
DKK	14,341,487	USD	2,134,593	UBS AG	6/27/25	50,532
DKK	35,443,961	USD	5,209,936	UBS AG	6/27/25	190,443
DKK	28,734,194	USD	4,330,263	UBS AG	6/27/25	47,791
DKK	10,448,798	USD	1,598,331	UBS AG	6/27/25	(6,311)
USD	2,560,808	DKK	16,748,808	Citibank N.A.	6/27/25	8,895
USD	2,959,045	DKK	19,361,008	Citibank N.A.	6/27/25	9,126
USD	2,416,875	DKK	15,826,856	Citibank N.A.	6/27/25	5,434
USD	79,191,861	DKK	541,698,463	UBS AG	6/27/25	(3,343,416)
USD	2,414,743	DKK	15,929,295	UBS AG	6/27/25	(12,306)
EUR	3,336,031	USD	3,619,399	Bank of America N.A.	6/27/25	172,205
EUR	2,701,727	USD	2,931,752	Bank of America N.A.	6/27/25	138,926
EUR	1,818,192	USD	1,993,956	Bank of America N.A.	6/27/25	72,530
EUR	2,307,363	USD	2,595,368	Bank of America N.A.	6/27/25	27,092
EUR	2,647,641	USD	3,022,626	Bank of America N.A.	6/27/25	(13,420)
EUR	6,670,206	USD	7,606,035	Bank of America N.A.	6/27/25	(24,937)
EUR	4,737,909	USD	5,223,279	Morgan Stanley	6/27/25	161,645
EUR	2,368,389	USD	2,599,023	Morgan Stanley	6/27/25	92,797
EUR	3,243,793	USD	3,519,629	UBS AG	6/27/25	167,141
USD	25,756,251	EUR	23,670,849	Bank of America N.A.	6/27/25	(1,147,122)
USD	4,240,280	EUR	3,822,586	Bank of America N.A.	6/27/25	(104,324)
USD	4,228,934	EUR	3,726,721	Bank of America N.A.	6/27/25	(6,713)
USD	3,025,673	EUR	2,671,558	Bank of America N.A.	6/27/25	(10,717)
USD	25,758,618	EUR	23,670,849	Goldman Sachs & Co.	6/27/25	(1,144,755)
USD	25,755,221	EUR	23,670,849	Morgan Stanley	6/27/25	(1,148,152)
USD	25,749,031	EUR	23,670,849	UBS AG	6/27/25	(1,154,342)
						$(6,655,402)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
DKK	–	Danish Krone
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,234,135. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $1,237,467, all of which is securities collateral.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,057,217,018) — including $1,234,135 of securities on loan	$13,615,647,907
Receivable for investments sold	14,643,170
Receivable for capital shares sold	1,407,437
Unrealized appreciation on forward foreign currency exchange contracts	1,477,844
Dividends and interest receivable	4,274,389
Securities lending receivable	3,150
13,637,453,897

Liabilities
Payable for capital shares redeemed	15,834,163
Unrealized depreciation on forward foreign currency exchange contracts	8,133,246
Accrued management fees	8,019,509
Distribution and service fees payable	73,236
32,060,154

Net Assets	$13,605,393,743

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,779,779,537
Distributable earnings (loss)	8,825,614,206
$13,605,393,743

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$9,273,660,084	178,035,252	$52.09
I Class, $0.01 Par Value	$1,682,818,929	31,119,424	$54.08
Y Class, $0.01 Par Value	$38,123,156	699,628	$54.49
A Class, $0.01 Par Value	$155,052,617	3,175,119	$48.83
C Class, $0.01 Par Value	$12,383,714	292,159	$42.39
R Class, $0.01 Par Value	$83,484,833	1,813,351	$46.04
R5 Class, $0.01 Par Value	$4,434,635	81,906	$54.14
R6 Class, $0.01 Par Value	$1,139,503,436	20,952,843	$54.38
G Class, $0.01 Par Value	$1,215,932,339	22,070,477	$55.09
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $51.81 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $284,126)	$47,753,284
Interest	802,155
Securities lending, net	16,309
48,571,748

Expenses:
Management fees	65,072,760
Distribution and service fees:
A Class	215,344
C Class	67,480
R Class	229,726
Directors' fees and expenses	219,518
Other expenses	3,328
65,808,156
Fees waived(1)	(9,347,688)
56,460,468

Net investment income (loss)	(7,888,720)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,284,008,473
Forward foreign currency exchange contract transactions	7,559,223
Foreign currency translation transactions	54,991
1,291,622,687

Change in net unrealized appreciation (depreciation) on:
Investments	(1,850,393,337)
Forward foreign currency exchange contracts	(12,181,672)
Translation of assets and liabilities in foreign currencies	21,691
(1,862,553,318)

Net realized and unrealized gain (loss)	(570,930,631)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(578,819,351)
(1)Amount consists of $3,916,583, $692,449, $14,256, $66,678, $5,226, $35,578, $1,974, $545,389 and $4,069,555 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$(7,888,720)	$(8,759,569)
Net realized gain (loss)	1,291,622,687	919,921,130
Change in net unrealized appreciation (depreciation)	(1,862,553,318)	3,542,353,679
Net increase (decrease) in net assets resulting from operations	(578,819,351)	4,453,515,240

Distributions to Shareholders
From earnings:
Investor Class	(601,474,046)	(415,135,898)
I Class	(102,418,055)	(75,680,436)
Y Class	(1,919,339)	(560,247)
A Class	(10,963,622)	(7,013,015)
C Class	(966,867)	(589,820)
R Class	(6,123,275)	(4,329,248)
R5 Class	(293,171)	(129,839)
R6 Class	(81,284,040)	(54,193,541)
G Class	(74,607,999)	(73,500,362)
Decrease in net assets from distributions	(880,050,414)	(631,132,406)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(247,197,111)	(486,660,108)

Net increase (decrease) in net assets	(1,706,066,876)	3,335,722,726

Net Assets
Beginning of period	15,311,460,619	11,975,737,893
End of period	$13,605,393,743	$15,311,460,619

See Notes to Financial Statements.
8

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

9

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.881% for Investor Class, A Class, C Class and R Class, 0.681% for I Class and R5 Class, and 0.531% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
10

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.96%	0.88%
I Class	0.600% to 0.790%	0.76%	0.68%
Y Class	0.450% to 0.640%	0.61%	0.53%
A Class	0.800% to 0.990%	0.96%	0.88%
C Class	0.800% to 0.990%	0.96%	0.88%
R Class	0.800% to 0.990%	0.96%	0.88%
R5 Class	0.600% to 0.790%	0.76%	0.68%
R6 Class	0.450% to 0.640%	0.61%	0.53%
G Class	0.450% to 0.640%	0.61%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended April 30, 2025 were $2,561,799,463 and $3,607,553,179, respectively.

For the period ended April 30, 2025, the fund incurred net realized gains of $58,900,886 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	3,171,987	$180,198,453	6,225,644	$328,171,484
Issued in reinvestment of distributions	9,550,455	576,371,289	8,211,748	398,762,415
Redeemed	(10,201,021)	(581,162,664)	(17,352,660)	(933,252,654)
	2,521,421	175,407,078	(2,915,268)	(206,318,755)
I Class/Shares Authorized	460,000,000		460,000,000
Sold	2,604,917	146,473,972	3,517,202	194,537,083
Issued in reinvestment of distributions	1,615,880	101,170,236	1,490,498	74,793,165
Redeemed	(3,440,422)	(206,689,462)	(7,805,045)	(431,391,189)
	780,375	40,954,746	(2,797,345)	(162,060,941)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	250,724	14,938,285	469,797	25,168,000
Issued in reinvestment of distributions	29,018	1,829,595	10,155	512,210
Redeemed	(133,789)	(7,986,684)	(160,124)	(9,004,751)
	145,953	8,781,196	319,828	16,675,459
A Class/Shares Authorized	40,000,000		40,000,000
Sold	351,202	18,406,642	983,744	49,395,745
Issued in reinvestment of distributions	178,956	10,134,298	142,446	6,529,739
Redeemed	(578,573)	(30,610,613)	(838,608)	(42,390,907)
	(48,415)	(2,069,673)	287,582	13,534,577
C Class/Shares Authorized	20,000,000		20,000,000
Sold	29,976	1,367,508	74,200	3,274,610
Issued in reinvestment of distributions	19,323	952,434	14,352	581,969
Redeemed	(36,293)	(1,652,916)	(56,130)	(2,456,481)
	13,006	667,026	32,422	1,400,098
R Class/Shares Authorized	40,000,000		40,000,000
Sold	187,702	9,499,727	492,557	23,633,515
Issued in reinvestment of distributions	114,577	6,122,973	99,477	4,329,248
Redeemed	(318,776)	(16,342,194)	(650,332)	(31,778,249)
	(16,497)	(719,494)	(58,298)	(3,815,486)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	4,791	279,043	37,286	2,022,909
Issued in reinvestment of distributions	4,597	288,145	2,430	122,081
Redeemed	(12,358)	(661,685)	(9,669)	(561,775)
	(2,970)	(94,497)	30,047	1,583,215
R6 Class/Shares Authorized	300,000,000		300,000,000
Sold	2,130,290	127,364,994	6,029,002	341,567,965
Issued in reinvestment of distributions	1,287,425	81,017,647	1,074,011	54,076,435
Redeemed	(6,333,624)	(354,604,732)	(7,378,266)	(407,704,469)
	(2,915,909)	(146,222,091)	(275,253)	(12,060,069)
G Class/Shares Authorized	780,000,000		780,000,000
Sold	2,336,104	137,810,845	6,975,271	368,720,957
Issued in reinvestment of distributions	1,172,713	74,607,999	1,452,576	73,500,362
Redeemed	(8,312,804)	(536,320,246)	(10,199,521)	(577,819,525)
	(4,803,987)	(323,901,402)	(1,771,674)	(135,598,206)
Net increase (decrease)	(4,327,023)	$(247,197,111)	(7,147,959)	$(486,660,108)

12

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,372,362,324	$180,776,442	—
Exchange-Traded Funds	37,019,014	—	—
Short-Term Investments	85,031	25,405,096	—
	$13,409,466,369	$206,181,538	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,477,844	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$8,133,246	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $293,784,916.

The value of foreign currency risk derivative instruments as of April 30, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $1,477,844 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $8,133,246 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was $7,559,223 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(12,181,672) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

13

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,064,975,237
Gross tax appreciation of investments	$7,802,120,783
Gross tax depreciation of investments	(251,448,113)
Net tax appreciation (depreciation) of investments	$7,550,672,670

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

14

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$57.66	(0.07)	(2.04)	(2.11)	—	(3.46)	(3.46)	$52.09	(4.50)%	0.88%	0.96%	(0.23)%	(0.31)%	17%	$9,273,660
2024	$43.97	(0.11)	16.14	16.03	—	(2.34)	(2.34)	$57.66	37.43%	0.91%	0.96%	(0.21)%	(0.26)%	21%	$10,120,956
2023	$37.23	(0.01)	7.47	7.46	—	(0.72)	(0.72)	$43.97	20.47%	0.93%	0.97%	(0.03)%	(0.07)%	20%	$7,846,335
2022	$58.23	(0.09)	(14.59)	(14.68)	—	(6.32)	(6.32)	$37.23	(28.26)%	0.95%	0.97%	(0.19)%	(0.21)%	25%	$6,859,912
2021	$41.94	(0.18)	18.03	17.85	—	(1.56)	(1.56)	$58.23	43.66%	0.96%	0.96%	(0.36)%	(0.36)%	21%	$10,186,486
2020	$35.80	(0.02)	9.12	9.10	(0.15)	(2.81)	(2.96)	$41.94	26.70%	0.97%	0.97%	(0.04)%	(0.04)%	33%	$7,656,430
I Class
2025(3)	$59.69	(0.01)	(2.14)	(2.15)	—	(3.46)	(3.46)	$54.08	(4.39)%	0.68%	0.76%	(0.03)%	(0.11)%	17%	$1,682,819
2024	$45.36	—(4)	16.67	16.67	—	(2.34)	(2.34)	$59.69	37.71%	0.71%	0.76%	(0.01)%	(0.06)%	21%	$1,810,889
2023	$38.35	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.36	20.72%	0.73%	0.77%	0.17%	0.13%	20%	$1,503,056
2022	$59.70	—(4)	(15.03)	(15.03)	—	(6.32)	(6.32)	$38.35	(28.14)%	0.75%	0.77%	0.01%	(0.01)%	25%	$1,418,404
2021	$42.87	(0.08)	18.47	18.39	—	(1.56)	(1.56)	$59.70	43.95%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$2,061,819
2020	$36.56	0.06	9.29	9.35	(0.23)	(2.81)	(3.04)	$42.87	26.93%	0.77%	0.77%	0.16%	0.16%	33%	$1,719,814
Y Class
2025(3)	$60.08	0.03	(2.16)	(2.13)	—	(3.46)	(3.46)	$54.49	(4.33)%	0.53%	0.61%	0.12%	0.04%	17%	$38,123
2024	$45.58	0.06	16.78	16.84	—	(2.34)	(2.34)	$60.08	37.91%	0.56%	0.61%	0.14%	0.09%	21%	$33,264
2023	$38.53	0.15	7.73	7.88	(0.11)	(0.72)	(0.83)	$45.58	20.91%	0.58%	0.62%	0.32%	0.28%	20%	$10,658
2022	$59.86	0.07	(15.08)	(15.01)	—	(6.32)	(6.32)	$38.53	(28.02)%	0.60%	0.62%	0.16%	0.14%	25%	$45,448
2021	$42.93	(0.01)	18.50	18.49	—	(1.56)	(1.56)	$59.86	44.13%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$66,916
2020	$36.61	0.13	9.30	9.43	(0.30)	(2.81)	(3.11)	$42.93	27.15%	0.62%	0.62%	0.31%	0.31%	33%	$52,046
A Class
2025(3)	$54.32	(0.13)	(1.90)	(2.03)	—	(3.46)	(3.46)	$48.83	(4.60)%	1.13%	1.21%	(0.48)%	(0.56)%	17%	$155,053
2024	$41.64	(0.24)	15.26	15.02	—	(2.34)	(2.34)	$54.32	37.10%	1.16%	1.21%	(0.46)%	(0.51)%	21%	$175,100
2023	$35.37	(0.11)	7.10	6.99	—	(0.72)	(0.72)	$41.64	20.18%	1.18%	1.22%	(0.28)%	(0.32)%	20%	$122,253
2022	$55.78	(0.19)	(13.90)	(14.09)	—	(6.32)	(6.32)	$35.37	(28.46)%	1.20%	1.22%	(0.44)%	(0.46)%	25%	$100,332
2021	$40.32	(0.30)	17.32	17.02	—	(1.56)	(1.56)	$55.78	43.31%	1.21%	1.21%	(0.61)%	(0.61)%	21%	$144,743
2020	$34.52	(0.10)	8.75	8.65	(0.04)	(2.81)	(2.85)	$40.32	26.38%	1.22%	1.22%	(0.29)%	(0.29)%	33%	$102,472

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$47.73	(0.29)	(1.59)	(1.88)	—	(3.46)	(3.46)	$42.39	(4.96)%	1.88%	1.96%	(1.23)%	(1.31)%	17%	$12,384
2024	$37.10	(0.55)	13.52	12.97	—	(2.34)	(2.34)	$47.73	36.06%	1.91%	1.96%	(1.21)%	(1.26)%	21%	$13,325
2023	$31.83	(0.36)	6.35	5.99	—	(0.72)	(0.72)	$37.10	19.27%	1.93%	1.97%	(1.03)%	(1.07)%	20%	$9,153
2022	$51.16	(0.46)	(12.55)	(13.01)	—	(6.32)	(6.32)	$31.83	(28.97)%	1.95%	1.97%	(1.19)%	(1.21)%	25%	$9,097
2021	$37.37	(0.59)	15.94	15.35	—	(1.56)	(1.56)	$51.16	42.23%	1.96%	1.96%	(1.36)%	(1.36)%	21%	$12,674
2020	$32.37	(0.37)	8.18	7.81	—	(2.81)	(2.81)	$37.37	25.43%	1.97%	1.97%	(1.04)%	(1.04)%	33%	$13,527
R Class
2025(3)	$51.45	(0.18)	(1.77)	(1.95)	—	(3.46)	(3.46)	$46.04	(4.72)%	1.38%	1.46%	(0.73)%	(0.81)%	17%	$83,485
2024	$39.64	(0.34)	14.49	14.15	—	(2.34)	(2.34)	$51.45	36.76%	1.41%	1.46%	(0.71)%	(0.76)%	21%	$94,149
2023	$33.80	(0.20)	6.76	6.56	—	(0.72)	(0.72)	$39.64	19.84%	1.43%	1.47%	(0.53)%	(0.57)%	20%	$74,851
2022	$53.69	(0.29)	(13.28)	(13.57)	—	(6.32)	(6.32)	$33.80	(28.62)%	1.45%	1.47%	(0.69)%	(0.71)%	25%	$72,437
2021	$38.96	(0.40)	16.69	16.29	—	(1.56)	(1.56)	$53.69	42.94%	1.46%	1.46%	(0.86)%	(0.86)%	21%	$114,022
2020	$33.50	(0.19)	8.49	8.30	(0.03)	(2.81)	(2.84)	$38.96	26.07%	1.47%	1.47%	(0.54)%	(0.54)%	33%	$96,170
R5 Class
2025(3)	$59.76	(0.01)	(2.15)	(2.16)	—	(3.46)	(3.46)	$54.14	(4.39)%	0.68%	0.76%	(0.03)%	(0.11)%	17%	$4,435
2024	$45.41	(0.02)	16.71	16.69	—	(2.34)	(2.34)	$59.76	37.72%	0.71%	0.76%	(0.01)%	(0.06)%	21%	$5,072
2023	$38.40	0.07	7.71	7.78	(0.05)	(0.72)	(0.77)	$45.41	20.70%	0.73%	0.77%	0.17%	0.13%	20%	$2,490
2022	$59.76	(0.01)	(15.03)	(15.04)	—	(6.32)	(6.32)	$38.40	(28.12)%	0.75%	0.77%	0.01%	(0.01)%	25%	$2,471
2021	$42.91	(0.09)	18.50	18.41	—	(1.56)	(1.56)	$59.76	43.96%	0.76%	0.76%	(0.16)%	(0.16)%	21%	$4,950
2020	$36.59	0.08	9.28	9.36	(0.23)	(2.81)	(3.04)	$42.91	26.94%	0.77%	0.77%	0.16%	0.16%	33%	$433
R6 Class
2025(3)	$59.97	0.03	(2.16)	(2.13)	—	(3.46)	(3.46)	$54.38	(4.32)%	0.53%	0.61%	0.12%	0.04%	17%	$1,139,503
2024	$45.50	0.08	16.73	16.81	—	(2.34)	(2.34)	$59.97	37.91%	0.56%	0.61%	0.14%	0.09%	21%	$1,431,350
2023	$38.47	0.13	7.73	7.86	(0.11)	(0.72)	(0.83)	$45.50	20.89%	0.58%	0.62%	0.32%	0.28%	20%	$1,098,477
2022	$59.77	0.07	(15.05)	(14.98)	—	(6.32)	(6.32)	$38.47	(28.01)%	0.60%	0.62%	0.16%	0.14%	25%	$879,964
2021	$42.86	(0.01)	18.48	18.47	—	(1.56)	(1.56)	$59.77	44.15%	0.61%	0.61%	(0.01)%	(0.01)%	21%	$876,460
2020	$36.56	0.12	9.29	9.41	(0.30)	(2.81)	(3.11)	$42.86	27.13%	0.62%	0.62%	0.31%	0.31%	33%	$611,600
G Class
2025(3)	$60.55	0.19	(2.19)	(2.00)	—	(3.46)	(3.46)	$55.09	(4.07)%	0.00%	0.61%	0.65%	0.04%	17%	$1,215,932
2024	$45.68	0.39	16.82	17.21	—	(2.34)	(2.34)	$60.55	38.69%	0.00%	0.61%	0.70%	0.09%	21%	$1,627,354
2023	$38.62	0.39	7.72	8.11	(0.33)	(0.72)	(1.05)	$45.68	21.60%	0.00%	0.62%	0.90%	0.28%	20%	$1,308,464
2022(5)	$47.73	0.23	(8.33)	(8.10)	—	(1.01)	(1.01)	$38.62	(17.41)%	0.00%	0.62%	0.82%	0.20%	25%(6)	$1,252,003

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
(5)March 1, 2022 (commencement of sale) through October 31, 2022.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92358 2506

Semiannual Financial Statements and Other Information

April 30, 2025

Heritage Fund
Investor Class (TWHIX)
I Class (ATHIX)
Y Class (ATHYX)
A Class (ATHAX)
C Class (AHGCX)
R Class (ATHWX)
R5 Class (ATHGX)
R6 Class (ATHDX)
G Class (ACILX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.5%
Aerospace and Defense — 3.1%
Axon Enterprise, Inc.(1)	92,983	$57,026,474
Curtiss-Wright Corp.	119,809	41,320,926
Howmet Aerospace, Inc.	534,058	74,009,758
		172,357,158
Banks — 1.7%
NU Holdings Ltd., Class A(1)	7,703,256	95,751,472
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc.(1)	261,006	68,707,219
Amicus Therapeutics, Inc.(1)	3,492,476	26,822,216
Argenx SE, ADR(1)	27,009	17,424,586
BioMarin Pharmaceutical, Inc.(1)	370,504	23,597,400
Natera, Inc.(1)	366,130	55,260,001
		191,811,422
Building Products — 1.6%
Johnson Controls International PLC	1,091,194	91,551,177
Capital Markets — 8.3%
ARES Management Corp., Class A	808,974	123,392,804
Coinbase Global, Inc., Class A(1)	319,544	64,832,282
LPL Financial Holdings, Inc.	443,962	141,974,608
MSCI, Inc.	198,230	108,057,155
TPG, Inc.	561,646	26,088,457
		464,345,306
Chemicals — 1.3%
Avient Corp.	661,939	22,049,188
Element Solutions, Inc.	2,408,975	49,167,180
		71,216,368
Commercial Services and Supplies — 2.0%
Republic Services, Inc.	452,467	113,456,100
Communications Equipment — 0.3%
Ciena Corp.(1)	279,336	18,760,206
Construction and Engineering — 0.9%
EMCOR Group, Inc.	119,208	47,766,646
Construction Materials — 0.9%
Vulcan Materials Co.	200,107	52,494,069
Consumer Staples Distribution & Retail — 1.3%
Casey's General Stores, Inc.	83,979	38,847,846
Maplebear, Inc.(1)	777,955	31,032,625
		69,880,471
Distributors — 1.3%
Pool Corp.	239,757	70,282,367
Diversified Consumer Services — 2.9%
Bright Horizons Family Solutions, Inc.(1)	597,277	74,910,481
Duolingo, Inc.(1)	223,951	87,224,436
		162,134,917
Electrical Equipment — 2.3%
AMETEK, Inc.	162,336	27,528,939
Hubbell, Inc.	89,316	32,437,785
Regal Rexnord Corp.	89,123	9,432,778
2

	Shares	Value
Vertiv Holdings Co., Class A	713,302	$60,901,725
		130,301,227
Entertainment — 1.1%
Spotify Technology SA(1)	103,791	63,725,598
Financial Services — 1.8%
Corpay, Inc.(1)	317,879	103,428,290
Ground Transportation — 1.9%
Norfolk Southern Corp.	231,774	51,928,965
XPO, Inc.(1)	530,971	56,346,642
		108,275,607
Health Care Equipment and Supplies — 4.1%
Dexcom, Inc.(1)	1,233,357	88,037,023
GE HealthCare Technologies, Inc.	390,166	27,440,375
IDEXX Laboratories, Inc.(1)	111,183	48,103,325
Insulet Corp.(1)	267,878	67,582,940
		231,163,663
Health Care Providers and Services — 1.8%
Cencora, Inc.	351,458	102,861,213
Health Care Technology — 0.9%
Veeva Systems, Inc., Class A(1)	216,060	50,491,061
Hotels, Restaurants and Leisure — 6.0%
Airbnb, Inc., Class A(1)	313,575	38,231,064
Chipotle Mexican Grill, Inc.(1)	1,803,041	91,089,631
DoorDash, Inc., Class A(1)	236,568	45,631,602
Hilton Worldwide Holdings, Inc.	580,974	130,998,018
Viking Holdings Ltd.(1)	744,076	30,529,438
		336,479,753
Household Durables — 0.7%
TopBuild Corp.(1)	127,843	37,810,846
Household Products — 1.4%
Church & Dwight Co., Inc.	772,657	76,755,746
Independent Power and Renewable Electricity Producers — 1.8%
Vistra Corp.	782,023	101,373,641
Insurance — 1.3%
Ryan Specialty Holdings, Inc., Class A	1,120,913	73,431,011
Interactive Media and Services — 1.0%
Pinterest, Inc., Class A(1)	2,159,690	54,683,351
IT Services — 2.9%
Cloudflare, Inc., Class A(1)	964,881	116,538,327
MongoDB, Inc.(1)	264,410	45,523,470
		162,061,797
Life Sciences Tools and Services — 3.6%
Agilent Technologies, Inc.	178,075	19,160,870
Avantor, Inc.(1)	1,299,173	16,876,257
Bio-Techne Corp.	305,678	15,390,887
IQVIA Holdings, Inc.(1)	414,212	64,231,855
Mettler-Toledo International, Inc.(1)	20,755	22,219,681
West Pharmaceutical Services, Inc.	310,477	65,600,685
		203,480,235
Machinery — 0.8%
Crane Co.	283,478	45,634,288
Media — 0.7%
Trade Desk, Inc., Class A(1)	764,574	41,004,104
Oil, Gas and Consumable Fuels — 2.7%
Expand Energy Corp.	380,835	39,568,756
Permian Resources Corp.	2,149,477	25,363,829
3

	Shares	Value
Targa Resources Corp.	520,001	$88,868,171
		153,800,756
Professional Services — 2.3%
CACI International, Inc., Class A(1)	21,408	9,802,081
Equifax, Inc.	113,448	29,511,228
Verisk Analytics, Inc.	292,811	86,797,965
		126,111,274
Semiconductors and Semiconductor Equipment — 2.4%
Analog Devices, Inc.	144,980	28,259,501
Lattice Semiconductor Corp.(1)	457,300	22,375,689
Marvell Technology, Inc.	307,689	17,959,807
Monolithic Power Systems, Inc.	113,759	67,470,463
		136,065,460
Software — 22.7%
AppLovin Corp., Class A(1)	499,294	134,464,867
Cadence Design Systems, Inc.(1)	170,815	50,858,458
Datadog, Inc., Class A(1)	997,934	101,948,938
Docusign, Inc.(1)	838,086	68,513,531
Fair Isaac Corp.(1)	69,830	138,939,354
Guidewire Software, Inc.(1)	414,994	84,978,321
HubSpot, Inc.(1)	181,919	111,243,469
Manhattan Associates, Inc.(1)	277,309	49,191,844
Palantir Technologies, Inc., Class A(1)	3,440,845	407,533,563
Samsara, Inc., Class A(1)	624,061	24,750,259
Zscaler, Inc.(1)	435,584	98,516,033
		1,270,938,637
Specialized REITs — 1.2%
SBA Communications Corp.	283,049	68,894,127
Specialty Retail — 1.4%
Burlington Stores, Inc.(1)	347,600	78,223,904
Technology Hardware, Storage and Peripherals — 0.4%
Super Micro Computer, Inc.(1)(2)	629,391	20,052,397
Textiles, Apparel and Luxury Goods — 0.5%
On Holding AG, Class A(1)	519,352	24,986,025
Trading Companies and Distributors — 1.8%
Core & Main, Inc., Class A(1)	901,831	47,508,457
WESCO International, Inc.	309,332	50,408,743
		97,917,200
TOTAL COMMON STOCKS (Cost $4,126,325,640)		5,521,758,890
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	218,749	218,749
State Street Navigator Securities Lending Government Money Market Portfolio(3)	59,605	59,605
		278,354
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $10,160,014), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $9,958,943)		9,957,748
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/27, valued at $81,247,243), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $79,663,647)		79,654,000
		89,611,748
TOTAL SHORT-TERM INVESTMENTS (Cost $89,890,102)		89,890,102
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,216,215,742)		5,611,648,992
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,212,651)
TOTAL NET ASSETS — 100.0%		$5,607,436,341
4

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $20,052,397. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,163,902, which includes securities collateral of $23,104,297.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,216,156,137) — including $20,052,397 of securities on loan	$5,611,589,387
Investment made with cash collateral received for securities on loan, at value (cost of $59,605)	59,605
Total investment securities, at value (cost of $4,216,215,742)	5,611,648,992
Receivable for investments sold	9,296,963
Receivable for capital shares sold	1,478,043
Dividends and interest receivable	629,020
Securities lending receivable	4,132
5,623,057,150

Liabilities
Payable for collateral received for securities on loan	59,605
Payable for investments purchased	9,755,088
Payable for capital shares redeemed	2,228,379
Accrued management fees	3,522,228
Distribution and service fees payable	55,509
15,620,809

Net Assets	$5,607,436,341

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,996,929,137
Distributable earnings (loss)	1,610,507,204
$5,607,436,341

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$3,904,253,647	173,127,578	$22.55
I Class, $0.01 Par Value	$271,004,697	10,438,787	$25.96
Y Class, $0.01 Par Value	$87,918,184	3,282,386	$26.78
A Class, $0.01 Par Value	$219,710,117	11,846,399	$18.55
C Class, $0.01 Par Value	$4,638,296	499,831	$9.28
R Class, $0.01 Par Value	$23,674,301	1,303,626	$18.16
R5 Class, $0.01 Par Value	$1,344,476	51,773	$25.97
R6 Class, $0.01 Par Value	$201,555,474	7,525,654	$26.78
G Class, $0.01 Par Value	$893,337,149	32,613,603	$27.39
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $19.68 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,428)	$14,088,402
Interest	1,169,178
Securities lending, net	9,659
15,267,239

Expenses:
Management fees	27,237,046
Distribution and service fees:
A Class	295,555
C Class	26,115
R Class	63,239
Directors' fees and expenses	86,769
Other expenses	101
27,708,825
Fees waived - G Class	(3,067,426)
24,641,399

Net investment income (loss)	(9,374,160)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	254,917,744
Forward foreign currency exchange contract transactions	1,457,670
Foreign currency translation transactions	26,951
256,402,365

Change in net unrealized appreciation (depreciation) on:
Investments	(162,813,236)
Forward foreign currency exchange contracts	(884,544)
(163,697,780)

Net realized and unrealized gain (loss)	92,704,585

Net Increase (Decrease) in Net Assets Resulting from Operations	$83,330,425

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$(9,374,160)	$(15,113,788)
Net realized gain (loss)	256,402,365	871,837,312
Change in net unrealized appreciation (depreciation)	(163,697,780)	1,007,719,080
Net increase (decrease) in net assets resulting from operations	83,330,425	1,864,442,604

Distributions to Shareholders
From earnings:
Investor Class	(577,865,804)	(28,790,151)
I Class	(30,930,404)	(1,637,994)
Y Class	(11,562,485)	(555,119)
A Class	(38,708,262)	(2,077,422)
C Class	(1,514,277)	(101,125)
R Class	(4,213,275)	(215,707)
R5 Class	(147,717)	(8,163)
R6 Class	(24,221,434)	(1,223,186)
G Class	(112,166,548)	(6,708,583)
Decrease in net assets from distributions	(801,330,206)	(41,317,450)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	446,548,547	(721,928,259)

Net increase (decrease) in net assets	(271,451,234)	1,101,196,895

Net Assets
Beginning of period	5,878,887,575	4,777,690,680
End of period	$5,607,436,341	$5,878,887,575

See Notes to Financial Statements.
8

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

9

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$59,605	—	—	—	$59,605
Gross amount of recognized liabilities for securities lending transactions					$59,605
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 10% of the shares of the fund.
10

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.00%	0.80%	0.65%	1.00%	1.00%	1.00%	0.80%	0.65%	0.00%(1)
(1)Annual management fee before waiver was 0.65%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 were $1,209,426,160 and $1,641,196,826, respectively.

11

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	4,252,221	$105,538,877	4,194,058	$98,023,549
Issued in reinvestment of distributions	22,247,750	554,191,771	1,280,521	27,748,861
Redeemed	(11,407,570)	(282,441,394)	(19,424,264)	(450,386,174)
	15,092,401	377,289,254	(13,949,685)	(324,613,764)
I Class/Shares Authorized	175,000,000		175,000,000
Sold	2,542,357	68,671,259	1,148,441	30,297,479
Issued in reinvestment of distributions	1,030,345	29,529,677	63,723	1,558,657
Redeemed	(1,577,514)	(45,046,151)	(2,572,905)	(67,726,069)
	1,995,188	53,154,785	(1,360,741)	(35,869,933)
Y Class/Shares Authorized	75,000,000		75,000,000
Sold	480,212	13,610,810	733,163	19,726,384
Issued in reinvestment of distributions	390,914	11,551,502	22,105	554,613
Redeemed	(927,178)	(28,079,232)	(626,685)	(17,104,971)
	(56,052)	(2,916,920)	128,583	3,176,026
A Class/Shares Authorized	170,000,000		170,000,000
Sold	836,795	16,750,715	1,083,218	21,319,630
Issued in reinvestment of distributions	1,816,281	37,251,915	109,874	2,019,489
Redeemed	(1,395,034)	(28,233,905)	(3,006,307)	(59,580,981)
	1,258,042	25,768,725	(1,813,215)	(36,241,862)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	87,230	881,790	48,268	564,581
Issued in reinvestment of distributions	146,134	1,503,719	9,403	100,613
Redeemed	(156,653)	(1,574,463)	(309,523)	(3,418,299)
	76,711	811,046	(251,852)	(2,753,105)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	119,526	2,381,225	151,927	2,967,579
Issued in reinvestment of distributions	209,349	4,207,911	11,896	215,444
Redeemed	(190,361)	(3,792,626)	(274,814)	(5,352,057)
	138,514	2,796,510	(110,991)	(2,169,034)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	7,493	194,064	2,288	60,521
Issued in reinvestment of distributions	5,152	147,717	334	8,163
Redeemed	(1,531)	(45,353)	(9,472)	(255,833)
	11,114	296,428	(6,850)	(187,149)
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	1,369,467	40,200,220	1,111,872	30,238,445
Issued in reinvestment of distributions	815,782	24,106,358	48,528	1,217,558
Redeemed	(1,003,012)	(28,668,482)	(2,055,548)	(56,027,858)
	1,182,237	35,638,096	(895,148)	(24,571,855)
G Class/Shares Authorized	600,000,000		600,000,000
Sold	2,862,157	82,471,624	3,576,173	98,937,738
Issued in reinvestment of distributions	3,720,283	112,166,548	264,326	6,708,583
Redeemed	(7,580,044)	(240,927,549)	(14,940,124)	(404,343,904)
	(997,604)	(46,289,377)	(11,099,625)	(298,697,583)
Net increase (decrease)	18,700,551	$446,548,547	(29,359,524)	$(721,928,259)

12

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,521,758,890	—	—
Short-Term Investments	278,354	$89,611,748	—
	$5,522,037,244	$89,611,748	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $28,730,346.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended April 30, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,457,670 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(884,544) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

13

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,253,185,340
Gross tax appreciation of investments	$1,605,324,539
Gross tax depreciation of investments	(246,860,887)
Net tax appreciation (depreciation) of investments	$1,358,463,652

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$25.70	(0.06)	0.61	0.55	(3.70)	—	(3.70)	$22.55	0.75%	1.00%	1.00%	(0.49)%	(0.49)%	21%	$3,904,254
2024	$18.42	(0.11)	7.56	7.45	(0.17)	—	(0.17)	$25.70	40.52%	1.00%	1.00%	(0.46)%	(0.46)%	66%	$4,062,044
2023	$18.42	(0.08)	0.08	—	—	—	—	$18.42	0.11%	1.00%	1.00%	(0.41)%	(0.41)%	51%	$3,168,263
2022	$30.00	(0.13)	(8.19)	(8.32)	(3.12)	(0.14)	(3.26)	$18.42	(30.66)%	1.01%	1.01%	(0.62)%	(0.62)%	47%	$3,369,474
2021	$24.38	(0.18)	9.35	9.17	(3.55)	—	(3.55)	$30.00	40.54%	1.00%	1.00%	(0.66)%	(0.66)%	44%	$5,307,249
2020	$21.74	(0.10)	5.09	4.99	(2.35)	—	(2.35)	$24.38	25.00%	1.00%	1.00%	(0.47)%	(0.47)%	85%	$4,083,843
I Class
2025(3)	$29.06	(0.04)	0.64	0.60	(3.70)	—	(3.70)	$25.96	0.88%	0.80%	0.80%	(0.29)%	(0.29)%	21%	$271,005
2024	$20.77	(0.07)	8.53	8.46	(0.17)	—	(0.17)	$29.06	40.75%	0.80%	0.80%	(0.26)%	(0.26)%	66%	$245,373
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.29%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$203,612
2022	$33.26	(0.10)	(9.17)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.49)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$231,708
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$413,523
2020	$23.52	(0.06)	5.55	5.49	(2.35)	—	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$328,636
Y Class
2025(3)	$29.86	(0.02)	0.64	0.62	(3.70)	—	(3.70)	$26.78	0.97%	0.65%	0.65%	(0.14)%	(0.14)%	21%	$87,918
2024	$21.30	(0.03)	8.76	8.73	(0.17)	—	(0.17)	$29.86	41.01%	0.65%	0.65%	(0.11)%	(0.11)%	66%	$99,672
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$68,371
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$62,416
2021	$27.10	(0.10)	10.48	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$85,720
2020	$23.84	(0.03)	5.64	5.61	(2.35)	—	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$52,978
A Class
2025(3)	$21.75	(0.07)	0.57	0.50	(3.70)	—	(3.70)	$18.55	0.69%	1.25%	1.25%	(0.74)%	(0.74)%	21%	$219,710
2024	$15.65	(0.14)	6.41	6.27	(0.17)	—	(0.17)	$21.75	40.09%	1.25%	1.25%	(0.71)%	(0.71)%	66%	$230,325
2023	$15.69	(0.11)	0.07	(0.04)	—	—	—	$15.65	(0.13)%	1.25%	1.25%	(0.66)%	(0.66)%	51%	$194,096
2022	$26.11	(0.16)	(7.00)	(7.16)	(3.12)	(0.14)	(3.26)	$15.69	(30.80)%	1.26%	1.26%	(0.87)%	(0.87)%	47%	$218,573
2021	$21.67	(0.22)	8.21	7.99	(3.55)	—	(3.55)	$26.11	40.12%	1.25%	1.25%	(0.91)%	(0.91)%	44%	$364,852
2020	$19.61	(0.14)	4.55	4.41	(2.35)	—	(2.35)	$21.67	24.73%	1.25%	1.25%	(0.72)%	(0.72)%	85%	$281,637

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$12.58	(0.08)	0.48	0.40	(3.70)	—	(3.70)	$9.28	0.24%	2.00%	2.00%	(1.49)%	(1.49)%	21%	$4,638
2024	$9.18	(0.17)	3.74	3.57	(0.17)	—	(0.17)	$12.58	39.18%	2.00%	2.00%	(1.46)%	(1.46)%	66%	$5,325
2023	$9.28	(0.14)	0.04	(0.10)	—	—	—	$9.18	(0.97)%	2.00%	2.00%	(1.41)%	(1.41)%	51%	$6,198
2022	$16.95	(0.18)	(4.23)	(4.41)	(3.12)	(0.14)	(3.26)	$9.28	(31.31)%	2.01%	2.01%	(1.62)%	(1.62)%	47%	$10,289
2021	$15.22	(0.25)	5.53	5.28	(3.55)	—	(3.55)	$16.95	39.13%	2.00%	2.00%	(1.66)%	(1.66)%	44%	$21,836
2020	$14.54	(0.20)	3.23	3.03	(2.35)	—	(2.35)	$15.22	23.73%	2.00%	2.00%	(1.47)%	(1.47)%	85%	$31,677
R Class
2025(3)	$21.39	(0.10)	0.57	0.47	(3.70)	—	(3.70)	$18.16	0.55%	1.50%	1.50%	(0.99)%	(0.99)%	21%	$23,674
2024	$15.43	(0.19)	6.32	6.13	(0.17)	—	(0.17)	$21.39	39.75%	1.50%	1.50%	(0.96)%	(0.96)%	66%	$24,925
2023	$15.51	(0.15)	0.07	(0.08)	—	—	—	$15.43	(0.39)%	1.50%	1.50%	(0.91)%	(0.91)%	51%	$19,694
2022	$25.91	(0.20)	(6.94)	(7.14)	(3.12)	(0.14)	(3.26)	$15.51	(30.98)%	1.51%	1.51%	(1.12)%	(1.12)%	47%	$22,855
2021	$21.57	(0.27)	8.16	7.89	(3.55)	—	(3.55)	$25.91	39.80%	1.50%	1.50%	(1.16)%	(1.16)%	44%	$37,753
2020	$19.58	(0.18)	4.52	4.34	(2.35)	—	(2.35)	$21.57	24.37%	1.50%	1.50%	(0.97)%	(0.97)%	85%	$31,862
R5 Class
2025(3)	$29.07	(0.04)	0.64	0.60	(3.70)	—	(3.70)	$25.97	0.88%	0.80%	0.80%	(0.29)%	(0.29)%	21%	$1,344
2024	$20.77	(0.07)	8.54	8.47	(0.17)	—	(0.17)	$29.07	40.73%	0.80%	0.80%	(0.26)%	(0.26)%	66%	$1,182
2023	$20.73	(0.05)	0.09	0.04	—	—	—	$20.77	0.34%	0.80%	0.80%	(0.21)%	(0.21)%	51%	$987
2022	$33.26	(0.11)	(9.16)	(9.27)	(3.12)	(0.14)	(3.26)	$20.73	(30.50)%	0.81%	0.81%	(0.42)%	(0.42)%	47%	$371
2021	$26.66	(0.14)	10.29	10.15	(3.55)	—	(3.55)	$33.26	40.78%	0.80%	0.80%	(0.46)%	(0.46)%	44%	$973
2020	$23.52	(0.04)	5.53	5.49	(2.35)	—	(2.35)	$26.66	25.25%	0.80%	0.80%	(0.27)%	(0.27)%	85%	$1,339
R6 Class
2025(3)	$29.85	(0.02)	0.65	0.63	(3.70)	—	(3.70)	$26.78	0.93%	0.65%	0.65%	(0.14)%	(0.14)%	21%	$201,555
2024	$21.30	(0.03)	8.75	8.72	(0.17)	—	(0.17)	$29.85	41.01%	0.65%	0.65%	(0.11)%	(0.11)%	66%	$189,373
2023	$21.23	(0.01)	0.08	0.07	—	—	—	$21.30	0.42%	0.65%	0.65%	(0.06)%	(0.06)%	51%	$154,171
2022	$33.93	(0.07)	(9.37)	(9.44)	(3.12)	(0.14)	(3.26)	$21.23	(30.38)%	0.66%	0.66%	(0.27)%	(0.27)%	47%	$154,825
2021	$27.10	(0.09)	10.47	10.38	(3.55)	—	(3.55)	$33.93	40.98%	0.65%	0.65%	(0.31)%	(0.31)%	44%	$194,829
2020	$23.84	(0.03)	5.64	5.61	(2.35)	—	(2.35)	$27.10	25.43%	0.65%	0.65%	(0.12)%	(0.12)%	85%	$148,536
G Class
2025(3)	$30.37	0.08	0.64	0.72	(3.70)	—	(3.70)	$27.39	1.27%	0.00%	0.65%	0.51%	(0.14)%	21%	$893,337
2024	$21.52	0.15	8.87	9.02	(0.17)	—	(0.17)	$30.37	41.87%	0.00%	0.65%	0.54%	(0.11)%	66%	$1,020,668
2023	$21.31	0.13	0.08	0.21	—	—	—	$21.52	1.13%	0.00%	0.65%	0.59%	(0.06)%	51%	$962,297
2022(4)	$24.55	0.06	(3.12)	(3.06)	(0.04)	(0.14)	(0.18)	$21.31	(12.57)%	0.01%	0.66%	0.43%	(0.22)%	47%(5)	$935,941

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
(4)March 1, 2022 (commencement of sale) through October 31, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92365 2506

Semiannual Financial Statements and Other Information

April 30, 2025

Large Cap Equity Fund
Investor Class (AFDIX)
I Class (AFEIX)
Y Class (AFYDX)
A Class (AFDAX)
C Class (AFDCX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 95.7%
Air Freight and Logistics — 0.3%
FedEx Corp.	58,686	$12,343,426
Automobiles — 1.4%
Tesla, Inc.(1)	186,794	52,705,795
Banks — 3.6%
Bank of America Corp.	982,127	39,167,225
JPMorgan Chase & Co.	274,798	67,221,087
Regions Financial Corp.	1,540,877	31,449,299
		137,837,611
Beverages — 0.8%
PepsiCo, Inc.	234,178	31,749,853
Biotechnology — 1.6%
AbbVie, Inc.	201,586	39,329,429
Vertex Pharmaceuticals, Inc.(1)	43,940	22,387,430
		61,716,859
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	715,895	132,025,356
Building Products — 1.2%
Johnson Controls International PLC	546,780	45,874,842
Capital Markets — 4.7%
Ameriprise Financial, Inc.	53,725	25,305,549
Blackrock, Inc.	26,365	24,104,465
Intercontinental Exchange, Inc.	128,332	21,555,926
KKR & Co., Inc.	173,974	19,880,009
Morgan Stanley	382,876	44,191,548
S&P Global, Inc.	88,902	44,455,445
		179,492,942
Chemicals — 1.9%
Ecolab, Inc.	112,137	28,194,606
Linde PLC	94,473	42,817,998
		71,012,604
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	315,576	19,259,603
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	220,101	18,107,709
Motorola Solutions, Inc.	83,270	36,671,276
		54,778,985
Consumer Finance — 0.7%
American Express Co.	102,961	27,429,840
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	31,915	31,739,468
Sysco Corp.	413,435	29,519,259
		61,258,727
Containers and Packaging — 0.4%
Ball Corp.	298,647	15,511,725
Distributors — 0.4%
LKQ Corp.	428,509	16,373,329
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	639,391	28,171,568
2

	Shares	Value
Electric Utilities — 1.5%
NextEra Energy, Inc.	838,745	$56,095,266
Electrical Equipment — 1.1%
Eaton Corp. PLC	94,511	27,821,203
GE Vernova, Inc.	33,182	12,304,549
		40,125,752
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	100,007	16,057,124
Energy Equipment and Services — 0.9%
Schlumberger NV	1,020,085	33,917,826
Entertainment — 0.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	72,155	6,397,984
Netflix, Inc.(1)	24,391	27,603,782
		34,001,766
Financial Services — 3.9%
Block, Inc.(1)	180,828	10,573,013
Fiserv, Inc.(1)	133,018	24,551,132
Mastercard, Inc., Class A	139,180	76,278,991
Visa, Inc., Class A	115,068	39,755,994
		151,159,130
Ground Transportation — 1.3%
Uber Technologies, Inc.(1)	287,212	23,267,044
Union Pacific Corp.	120,814	26,054,747
		49,321,791
Health Care Equipment and Supplies — 1.3%
IDEXX Laboratories, Inc.(1)	51,810	22,415,597
Intuitive Surgical, Inc.(1)	55,608	28,682,606
		51,098,203
Health Care Providers and Services — 2.4%
Cigna Group	105,783	35,970,451
UnitedHealth Group, Inc.	137,270	56,478,369
		92,448,820
Hotels, Restaurants and Leisure — 2.1%
Airbnb, Inc., Class A(1)	59,098	7,205,228
Booking Holdings, Inc.	4,662	23,772,844
Chipotle Mexican Grill, Inc.(1)	465,210	23,502,409
Hilton Worldwide Holdings, Inc.	118,325	26,679,921
		81,160,402
Household Products — 2.3%
Church & Dwight Co., Inc.	221,159	21,969,935
Colgate-Palmolive Co.	169,618	15,637,083
Procter & Gamble Co.	314,585	51,142,084
		88,749,102
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	129,692	27,300,166
Industrial REITs — 0.9%
Prologis, Inc.	350,796	35,851,351
Insurance — 2.0%
Marsh & McLennan Cos., Inc.	101,822	22,957,806
MetLife, Inc.	391,864	29,534,790
Progressive Corp.	84,604	23,836,331
		76,328,927
Interactive Media and Services — 6.1%
Alphabet, Inc., Class A	900,350	142,975,580
Meta Platforms, Inc., Class A	167,401	91,903,149
		234,878,729
3

	Shares	Value
IT Services — 2.2%
Accenture PLC, Class A	122,967	$36,785,578
International Business Machines Corp.	163,273	39,482,677
MongoDB, Inc.(1)	49,761	8,567,351
		84,835,606
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	231,935	6,621,744
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	118,382	12,737,903
Danaher Corp.	185,259	36,927,677
Thermo Fisher Scientific, Inc.	56,673	24,312,717
		73,978,297
Machinery — 2.5%
Cummins, Inc.	87,268	25,642,829
Deere & Co.	44,412	20,587,627
Parker-Hannifin Corp.	32,072	19,405,484
Xylem, Inc.	254,547	30,690,732
		96,326,672
Oil, Gas and Consumable Fuels — 1.5%
Cheniere Energy, Inc.	133,857	30,935,691
ConocoPhillips	192,049	17,115,407
EOG Resources, Inc.	99,059	10,929,180
		58,980,278
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	235,513	11,822,753
Eli Lilly & Co.	64,828	58,277,130
Merck & Co., Inc.	208,234	17,741,537
Novo Nordisk AS, Class B	230,433	15,407,099
Zoetis, Inc.	179,399	28,058,003
		131,306,522
Professional Services — 0.5%
Automatic Data Processing, Inc.	67,823	20,387,594
Semiconductors and Semiconductor Equipment — 9.2%
Analog Devices, Inc.	202,346	39,441,282
Applied Materials, Inc.	26,088	3,931,723
ARM Holdings PLC, ADR(1)	59,945	6,836,727
ASML Holding NV	30,443	20,379,819
Broadcom, Inc.	463,602	89,229,477
NVIDIA Corp.	1,775,586	193,396,827
		353,215,855
Software — 11.4%
Cadence Design Systems, Inc.(1)	151,591	45,134,704
Crowdstrike Holdings, Inc., Class A(1)	44,705	19,172,633
Dynatrace, Inc.(1)	311,812	14,645,810
Microsoft Corp.	757,465	299,395,616
Salesforce, Inc.	74,537	20,028,837
ServiceNow, Inc.(1)	15,677	14,971,692
Workday, Inc., Class A(1)	107,640	26,371,800
		439,721,092
Specialized REITs — 1.2%
Equinix, Inc.	49,597	42,690,618
SBA Communications Corp.	16,357	3,981,294
		46,671,912
Specialty Retail — 3.7%
CarMax, Inc.(1)	151,798	9,816,776
4

	Shares	Value
Home Depot, Inc.	162,565	$58,603,057
TJX Cos., Inc.	352,834	45,402,679
Tractor Supply Co.	520,006	26,322,704
		140,145,216
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	823,455	174,984,188
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	73,739	8,172,493
Trading Companies and Distributors — 0.8%
Ferguson Enterprises, Inc.	83,704	14,201,220
United Rentals, Inc.	25,046	15,815,297
		30,016,517
TOTAL COMMON STOCKS (Cost $2,293,292,645)		3,681,401,406
EXCHANGE-TRADED FUNDS — 4.1%
iShares Core S&P 500 ETF (Cost $160,075,662)	284,106	158,519,784
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,847	22,847
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $1,022,053), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $1,001,826)		1,001,706
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 2/15/54, valued at $8,172,404), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $8,012,970)		8,012,000
		9,013,706
TOTAL SHORT-TERM INVESTMENTS (Cost $9,036,553)		9,036,553
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,462,404,860)		3,848,957,743
OTHER ASSETS AND LIABILITIES — 0.0%		(716,260)
TOTAL NET ASSETS — 100.0%		$3,848,241,483

5

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	6,982,696	USD	1,067,110	Goldman Sachs & Co.	6/27/25	$(3,199)
DKK	3,212,236	USD	467,138	UBS AG	6/27/25	22,291
DKK	2,467,937	USD	359,153	UBS AG	6/27/25	16,872
DKK	3,760,666	USD	548,426	UBS AG	6/27/25	24,563
DKK	2,742,153	USD	408,143	UBS AG	6/27/25	9,662
DKK	6,777,034	USD	996,162	UBS AG	6/27/25	36,413
DKK	5,494,099	USD	827,964	UBS AG	6/27/25	9,138
DKK	1,997,854	USD	305,607	UBS AG	6/27/25	(1,207)
USD	489,637	DKK	3,202,443	Citibank N.A.	6/27/25	1,701
USD	565,782	DKK	3,701,906	Citibank N.A.	6/27/25	1,745
USD	462,117	DKK	3,026,161	Citibank N.A.	6/27/25	1,039
USD	15,141,817	DKK	103,575,025	UBS AG	6/27/25	(639,275)
USD	461,709	DKK	3,045,748	UBS AG	6/27/25	(2,353)
EUR	507,180	USD	550,362	Bank of America N.A.	6/27/25	26,080
EUR	364,859	USD	400,130	Bank of America N.A.	6/27/25	14,555
EUR	504,593	USD	567,576	Bank of America N.A.	6/27/25	5,925
EUR	776,296	USD	844,052	Goldman Sachs & Co.	6/27/25	38,257
EUR	812,524	USD	925,639	Goldman Sachs & Co.	6/27/25	(2,156)
EUR	706,430	USD	778,799	Morgan Stanley	6/27/25	24,101
EUR	377,798	USD	414,587	Morgan Stanley	6/27/25	14,803
EUR	437,314	USD	474,501	UBS AG	6/27/25	22,533
USD	4,733,774	EUR	4,350,495	Bank of America N.A.	6/27/25	(210,831)
USD	683,157	EUR	615,862	Bank of America N.A.	6/27/25	(16,808)
USD	684,174	EUR	602,924	Bank of America N.A.	6/27/25	(1,086)
USD	523,080	EUR	458,015	Bank of America N.A.	6/27/25	2,518
USD	4,734,209	EUR	4,350,495	Goldman Sachs & Co.	6/27/25	(210,396)
USD	821,713	EUR	719,368	Goldman Sachs & Co.	6/27/25	4,107
USD	4,733,584	EUR	4,350,495	Morgan Stanley	6/27/25	(211,020)
USD	4,732,447	EUR	4,350,495	UBS AG	6/27/25	(212,158)
						$(1,234,186)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
DKK	–	Danish Krone
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,462,404,860)	$3,848,957,743
Receivable for investments sold	1,033,234
Receivable for capital shares sold	706,325
Unrealized appreciation on forward foreign currency exchange contracts	276,303
Dividends and interest receivable	2,665,756
3,853,639,361

Liabilities
Payable for capital shares redeemed	3,033,317
Unrealized depreciation on forward foreign currency exchange contracts	1,510,489
Accrued management fees	821,693
Distribution and service fees payable	32,379
5,397,878

Net Assets	$3,848,241,483

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,155,862,320
Distributable earnings (loss)	1,692,379,163
$3,848,241,483

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$823,861,345	16,932,047	$48.66
I Class, $0.01 Par Value	$386,048,887	7,912,211	$48.79
Y Class, $0.01 Par Value	$20,181,091	413,094	$48.85
A Class, $0.01 Par Value	$100,476,515	2,076,016	$48.40
C Class, $0.01 Par Value	$7,133,418	155,725	$45.81
R Class, $0.01 Par Value	$17,128,383	357,389	$47.93
R5 Class, $0.01 Par Value	$6,445,131	132,004	$48.83
R6 Class, $0.01 Par Value	$85,519,289	1,748,608	$48.91
G Class, $0.01 Par Value	$2,401,447,424	49,018,018	$48.99
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $51.35 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $55,554)	$26,049,662
Interest	244,975
26,294,637

Expenses:
Management fees	11,117,163
Distribution and service fees:
A Class	138,783
C Class	42,637
R Class	45,142
Directors' fees and expenses	60,449
Other expenses	4,242
11,408,416
Fees waived - G Class	(5,634,329)
5,774,087

Net investment income (loss)	20,520,550

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	321,028,773
Forward foreign currency exchange contract transactions	1,616,341
Foreign currency translation transactions	(1,054)
322,644,060

Change in net unrealized appreciation (depreciation) on:
Investments	(534,874,476)
Forward foreign currency exchange contracts	(2,425,377)
Translation of assets and liabilities in foreign currencies	8,745
(537,291,108)

Net realized and unrealized gain (loss)	(214,647,048)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(194,126,498)

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$20,520,550	$52,781,113
Net realized gain (loss)	322,644,060	261,116,113
Change in net unrealized appreciation (depreciation)	(537,291,108)	957,141,508
Net increase (decrease) in net assets resulting from operations	(194,126,498)	1,271,038,734

Distributions to Shareholders
From earnings:
Investor Class	(56,603,725)	(14,739,983)
I Class	(26,969,107)	(8,350,752)
Y Class	(1,651,558)	(511,050)
A Class	(7,004,452)	(1,492,217)
C Class	(566,946)	(100,180)
R Class	(1,076,579)	(212,845)
R5 Class	(470,052)	(113,046)
R6 Class	(6,125,857)	(1,574,884)
G Class	(190,782,340)	(71,111,077)
Decrease in net assets from distributions	(291,250,616)	(98,206,034)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(83,996,735)	(901,540,798)

Net increase (decrease) in net assets	(569,373,849)	271,291,902

Net Assets
Beginning of period	4,417,615,332	4,146,323,430
End of period	$3,848,241,483	$4,417,615,332

See Notes to Financial Statements.
9

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Large Cap Equity Fund (formerly Sustainable Equity Fund) (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

10

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 45% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

11

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.740% to 0.790%	0.79%
I Class	0.540% to 0.590%	0.59%
Y Class	0.390% to 0.440%	0.44%
A Class	0.740% to 0.790%	0.79%
C Class	0.740% to 0.790%	0.79%
R Class	0.740% to 0.790%	0.79%
R5 Class	0.540% to 0.590%	0.59%
R6 Class	0.390% to 0.440%	0.44%
G Class	0.390% to 0.440%	0.00%(1)
(1)Effective annual management fee before waiver was 0.44%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 were $1,067,784,363 and $1,419,316,604, respectively.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	843,866	$43,579,531	1,481,360	$74,483,792
Issued in reinvestment of distributions	1,019,080	55,601,008	308,635	14,508,917
Redeemed	(1,812,804)	(99,421,666)	(3,554,729)	(174,001,715)
	50,142	(241,127)	(1,764,734)	(85,009,006)
I Class/Shares Authorized	160,000,000		160,000,000
Sold	1,512,745	76,759,732	1,249,476	64,783,284
Issued in reinvestment of distributions	467,016	25,531,774	169,204	7,969,493
Redeemed	(1,875,330)	(96,871,066)	(3,091,351)	(156,792,656)
	104,431	5,420,440	(1,672,671)	(84,039,879)
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	14,559	745,752	35,741	1,790,114
Issued in reinvestment of distributions	30,026	1,642,714	10,790	508,526
Redeemed	(85,422)	(4,509,461)	(114,165)	(5,788,460)
	(40,837)	(2,120,995)	(67,634)	(3,489,820)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	143,032	7,616,980	263,227	13,357,907
Issued in reinvestment of distributions	114,867	6,239,570	28,445	1,331,519
Redeemed	(248,448)	(12,733,691)	(329,962)	(16,782,679)
	9,451	1,122,859	(38,290)	(2,093,253)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	6,838	339,300	24,315	1,160,042
Issued in reinvestment of distributions	9,121	470,250	1,807	80,893
Redeemed	(45,854)	(2,318,815)	(83,026)	(3,973,438)
	(29,895)	(1,509,265)	(56,904)	(2,732,503)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	59,904	3,095,824	90,804	4,545,779
Issued in reinvestment of distributions	19,995	1,076,550	4,585	212,845
Redeemed	(66,977)	(3,546,416)	(102,656)	(5,242,408)
	12,922	625,958	(7,267)	(483,784)
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	14,387	756,415	25,829	1,333,348
Issued in reinvestment of distributions	7,288	398,741	2,174	102,471
Redeemed	(17,414)	(903,453)	(22,132)	(1,165,083)
	4,261	251,703	5,871	270,736
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	287,358	15,151,171	746,470	38,560,945
Issued in reinvestment of distributions	111,847	6,125,857	33,380	1,574,884
Redeemed	(350,539)	(18,641,454)	(774,313)	(39,107,150)
	48,666	2,635,574	5,537	1,028,679
G Class/Shares Authorized	775,000,000		775,000,000
Sold	2,998,680	152,514,460	3,574,242	181,462,003
Issued in reinvestment of distributions	3,482,701	190,782,340	1,506,910	71,111,077
Redeemed	(7,878,948)	(433,478,682)	(19,212,947)	(977,565,048)
	(1,397,567)	(90,181,882)	(14,131,795)	(724,991,968)
Net increase (decrease)	(1,238,426)	$(83,996,735)	(17,727,887)	$(901,540,798)

13

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,645,614,488	$35,786,918	—
Exchange-Traded Funds	158,519,784	—	—
Short-Term Investments	22,847	9,013,706	—
	$3,804,157,119	$44,800,624	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$276,303	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,510,489	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $55,641,267.

The value of foreign currency risk derivative instruments as of April 30, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $276,303 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,510,489 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,616,341 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(2,425,377) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

14

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,485,006,637
Gross tax appreciation of investments	$1,426,451,105
Gross tax depreciation of investments	(62,499,999)
Net tax appreciation (depreciation) of investments	$1,363,951,106

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$54.85	0.13	(2.79)	(2.66)	(0.31)	(3.22)	(3.53)	$48.66	(5.54)%	0.79%	0.79%	0.49%	0.49%	26%	$823,861
2024	$42.14	0.33	13.21	13.54	(0.41)	(0.42)	(0.83)	$54.85	32.47%	0.79%	0.79%	0.64%	0.64%	21%	$926,057
2023	$38.81	0.36	3.21	3.57	(0.21)	(0.03)	(0.24)	$42.14	9.26%	0.79%	0.79%	0.87%	0.87%	21%	$785,687
2022	$48.06	0.26	(8.36)	(8.10)	(0.19)	(0.96)	(1.15)	$38.81	(17.29)%	0.79%	0.79%	0.62%	0.62%	15%	$624,266
2021	$33.63	0.19	14.40	14.59	(0.16)	—	(0.16)	$48.06	43.50%	0.79%	0.79%	0.46%	0.46%	18%	$835,453
2020	$30.40	0.28	3.15	3.43	—	(0.20)	(0.20)	$33.63	11.33%	0.79%	0.83%	0.88%	0.84%	36%	$595,557
I Class
2025(3)	$55.06	0.18	(2.80)	(2.62)	(0.43)	(3.22)	(3.65)	$48.79	(5.47)%	0.59%	0.59%	0.69%	0.69%	26%	$386,049
2024	$42.29	0.43	13.27	13.70	(0.51)	(0.42)	(0.93)	$55.06	32.76%	0.59%	0.59%	0.84%	0.84%	21%	$429,868
2023	$38.95	0.45	3.21	3.66	(0.29)	(0.03)	(0.32)	$42.29	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$400,916
2022	$48.23	0.35	(8.38)	(8.03)	(0.29)	(0.96)	(1.25)	$38.95	(17.13)%	0.59%	0.59%	0.82%	0.82%	15%	$401,398
2021	$33.75	0.27	14.44	14.71	(0.23)	—	(0.23)	$48.23	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$469,840
2020	$30.50	0.35	3.16	3.51	(0.06)	(0.20)	(0.26)	$33.75	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$245,759
Y Class
2025(3)	$55.16	0.22	(2.80)	(2.58)	(0.51)	(3.22)	(3.73)	$48.85	(5.39)%	0.44%	0.44%	0.84%	0.84%	26%	$20,181
2024	$42.37	0.51	13.28	13.79	(0.58)	(0.42)	(1.00)	$55.16	32.95%	0.44%	0.44%	0.99%	0.99%	21%	$25,041
2023	$39.02	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.37	9.63%	0.44%	0.44%	1.22%	1.22%	21%	$22,099
2022	$48.32	0.42	(8.40)	(7.98)	(0.36)	(0.96)	(1.32)	$39.02	(17.01)%	0.44%	0.44%	0.97%	0.97%	15%	$18,949
2021	$33.81	0.34	14.46	14.80	(0.29)	—	(0.29)	$48.32	44.01%	0.44%	0.44%	0.81%	0.81%	18%	$18,939
2020	$30.56	0.43	3.12	3.55	(0.10)	(0.20)	(0.30)	$33.81	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$8,115
A Class
2025(3)	$54.51	0.06	(2.79)	(2.73)	(0.16)	(3.22)	(3.38)	$48.40	(5.68)%	1.04%	1.04%	0.24%	0.24%	26%	$100,477
2024	$41.87	0.19	13.16	13.35	(0.29)	(0.42)	(0.71)	$54.51	32.18%	1.04%	1.04%	0.39%	0.39%	21%	$112,646
2023	$38.57	0.26	3.19	3.45	(0.12)	(0.03)	(0.15)	$41.87	8.96%	1.04%	1.04%	0.62%	0.62%	21%	$88,136
2022	$47.77	0.16	(8.33)	(8.17)	(0.07)	(0.96)	(1.03)	$38.57	(17.50)%	1.04%	1.04%	0.37%	0.37%	15%	$83,808
2021	$33.43	0.08	14.32	14.40	(0.06)	—	(0.06)	$47.77	43.13%	1.04%	1.04%	0.21%	0.21%	18%	$97,032
2020	$30.29	0.21	3.13	3.34	—	(0.20)	(0.20)	$33.43	11.07%	1.04%	1.08%	0.63%	0.59%	36%	$54,638

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$51.79	(0.13)	(2.63)	(2.76)	—	(3.22)	(3.22)	$45.81	(6.02)%	1.79%	1.79%	(0.51)%	(0.51)%	26%	$7,133
2024	$39.85	(0.17)	12.53	12.36	—	(0.42)	(0.42)	$51.79	31.19%	1.79%	1.79%	(0.36)%	(0.36)%	21%	$9,613
2023	$36.88	(0.05)	3.05	3.00	—	(0.03)	(0.03)	$39.85	8.14%	1.79%	1.79%	(0.13)%	(0.13)%	21%	$9,665
2022	$45.99	(0.16)	(7.99)	(8.15)	—	(0.96)	(0.96)	$36.88	(18.12)%	1.79%	1.79%	(0.38)%	(0.38)%	15%	$10,636
2021	$32.37	(0.22)	13.84	13.62	—	—	—	$45.99	42.08%	1.79%	1.79%	(0.54)%	(0.54)%	18%	$14,427
2020	$29.56	(0.02)	3.03	3.01	—	(0.20)	(0.20)	$32.37	10.22%	1.79%	1.83%	(0.12)%	(0.16)%	36%	$10,178
R Class
2025(3)	$53.93	—(4)	(2.76)	(2.76)	(0.02)	(3.22)	(3.24)	$47.93	(5.78)%	1.29%	1.29%	(0.01)%	(0.01)%	26%	$17,128
2024	$41.44	0.07	13.01	13.08	(0.17)	(0.42)	(0.59)	$53.93	31.81%	1.29%	1.29%	0.14%	0.14%	21%	$18,578
2023	$38.17	0.15	3.17	3.32	(0.02)	(0.03)	(0.05)	$41.44	8.71%	1.29%	1.29%	0.37%	0.37%	21%	$14,574
2022	$47.33	0.05	(8.25)	(8.20)	—	(0.96)	(0.96)	$38.17	(17.71)%	1.29%	1.29%	0.12%	0.12%	15%	$15,124
2021	$33.15	(0.02)	14.20	14.18	—	—	—	$47.33	42.78%	1.29%	1.29%	(0.04)%	(0.04)%	18%	$18,044
2020	$30.12	0.12	3.11	3.23	—	(0.20)	(0.20)	$33.15	10.77%	1.29%	1.33%	0.38%	0.34%	36%	$9,014
R5 Class
2025(3)	$55.09	0.18	(2.79)	(2.61)	(0.43)	(3.22)	(3.65)	$48.83	(5.45)%	0.59%	0.59%	0.69%	0.69%	26%	$6,445
2024	$42.31	0.42	13.29	13.71	(0.51)	(0.42)	(0.93)	$55.09	32.77%	0.59%	0.59%	0.84%	0.84%	21%	$7,038
2023	$38.97	0.46	3.20	3.66	(0.29)	(0.03)	(0.32)	$42.31	9.46%	0.59%	0.59%	1.07%	1.07%	21%	$5,157
2022	$48.26	0.35	(8.39)	(8.04)	(0.29)	(0.96)	(1.25)	$38.97	(17.14)%	0.59%	0.59%	0.82%	0.82%	15%	$6,068
2021	$33.77	0.27	14.45	14.72	(0.23)	—	(0.23)	$48.26	43.78%	0.59%	0.59%	0.66%	0.66%	18%	$5,819
2020	$30.52	0.34	3.17	3.51	(0.06)	(0.20)	(0.26)	$33.77	11.55%	0.59%	0.63%	1.08%	1.04%	36%	$3,195
R6 Class
2025(3)	$55.22	0.22	(2.80)	(2.58)	(0.51)	(3.22)	(3.73)	$48.91	(5.39)%	0.44%	0.44%	0.84%	0.84%	26%	$85,519
2024	$42.41	0.50	13.31	13.81	(0.58)	(0.42)	(1.00)	$55.22	32.97%	0.44%	0.44%	0.99%	0.99%	21%	$93,873
2023	$39.06	0.51	3.22	3.73	(0.35)	(0.03)	(0.38)	$42.41	9.62%	0.44%	0.44%	1.22%	1.22%	21%	$71,865
2022	$48.37	0.42	(8.41)	(7.99)	(0.36)	(0.96)	(1.32)	$39.06	(17.02)%	0.44%	0.44%	0.97%	0.97%	15%	$58,804
2021	$33.84	0.32	14.50	14.82	(0.29)	—	(0.29)	$48.37	44.03%	0.44%	0.44%	0.81%	0.81%	18%	$46,681
2020	$30.56	0.39	3.17	3.56	(0.08)	(0.20)	(0.28)	$33.84	11.70%	0.44%	0.48%	1.23%	1.19%	36%	$5,150

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2025(3)	$55.44	0.34	(2.80)	(2.46)	(0.77)	(3.22)	(3.99)	$48.99	(5.19)%	0.00%	0.44%	1.28%	0.84%	26%	$2,401,447
2024	$42.58	0.74	13.33	14.07	(0.79)	(0.42)	(1.21)	$55.44	33.54%	0.00%	0.44%	1.43%	0.99%	21%	$2,794,901
2023	$39.21	0.70	3.22	3.92	(0.52)	(0.03)	(0.55)	$42.58	10.12%	0.00%	0.44%	1.66%	1.22%	21%	$2,748,223
2022	$48.54	0.60	(8.40)	(7.80)	(0.57)	(0.96)	(1.53)	$39.21	(16.63)%	0.00%	0.44%	1.41%	0.97%	15%	$1,802,038
2021	$33.97	0.53	14.49	15.02	(0.45)	—	(0.45)	$48.54	44.61%	0.00%	0.44%	1.25%	0.81%	18%	$2,360,362
2020	$30.64	0.54	3.18	3.72	(0.19)	(0.20)	(0.39)	$33.97	12.21%	0.00%	0.48%	1.67%	1.19%	36%	$1,800,919

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92359 2506

Semiannual Financial Statements and Other Information

April 30, 2025

Select Fund
Investor Class (TWCIX)
I Class (TWSIX)
Y Class (ASLWX)
A Class (TWCAX)
C Class (ACSLX)
R Class (ASERX)
R5 Class (ASLGX)
R6 Class (ASDEX)
G Class (ASLDX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Automobiles — 3.4%
Tesla, Inc.(1)	646,100	$182,303,576
Beverages — 0.7%
Constellation Brands, Inc., Class A	194,900	36,551,546
Biotechnology — 1.5%
Regeneron Pharmaceuticals, Inc.	92,800	55,564,928
Vertex Pharmaceuticals, Inc.(1)	45,900	23,386,050
		78,950,978
Broadline Retail — 7.2%
Amazon.com, Inc.(1)	2,070,600	381,860,052
Capital Markets — 0.9%
MSCI, Inc.	90,700	49,441,477
Commercial Services and Supplies — 0.4%
Veralto Corp.	216,200	20,733,580
Consumer Finance — 0.6%
American Express Co.	123,900	33,008,199
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	110,500	109,892,250
Energy Equipment and Services — 0.6%
ChampionX Corp.	1,364,800	32,932,624
Entertainment — 1.5%
Electronic Arts, Inc.	91,300	13,246,717
Netflix, Inc.(1)	16,600	18,786,552
Walt Disney Co.	449,800	40,909,310
Warner Bros Discovery, Inc.(1)	1,105,400	9,583,818
		82,526,397
Financial Services — 5.1%
Mastercard, Inc., Class A	448,600	245,859,716
Visa, Inc., Class A	71,700	24,772,350
		270,632,066
Health Care Equipment and Supplies — 2.1%
Boston Scientific Corp.(1)	701,100	72,122,157
Stryker Corp.	109,500	40,944,240
		113,066,397
Health Care Providers and Services — 0.9%
UnitedHealth Group, Inc.	112,200	46,163,568
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	327,300	39,904,416
Marriott International, Inc., Class A	79,800	19,038,684
		58,943,100
Insurance — 1.5%
Progressive Corp.	283,700	79,929,638
Interactive Media and Services — 14.7%
Alphabet, Inc., Class A	1,656,400	263,036,320
Alphabet, Inc., Class C	1,257,600	202,335,264
Meta Platforms, Inc., Class A	564,200	309,745,800
Pinterest, Inc., Class A(1)	368,800	9,338,016
		784,455,400
Life Sciences Tools and Services — 1.2%
Danaher Corp.	98,500	19,634,005
2

	Shares	Value
Mettler-Toledo International, Inc.(1)	39,600	$42,394,572
		62,028,577
Machinery — 1.7%
Graco, Inc.	293,100	23,919,891
Lincoln Electric Holdings, Inc.	101,700	17,919,540
Middleby Corp.(1)	177,200	23,629,620
Otis Worldwide Corp.	263,400	25,357,518
		90,826,569
Pharmaceuticals — 2.1%
Eli Lilly & Co.	121,600	109,312,320
Professional Services — 1.8%
Broadridge Financial Solutions, Inc.	214,700	52,043,280
UL Solutions, Inc., Class A	514,700	29,435,693
Verisk Analytics, Inc.	43,200	12,805,776
		94,284,749
Semiconductors and Semiconductor Equipment — 16.4%
Analog Devices, Inc.	422,100	82,275,732
Broadcom, Inc.	393,800	75,794,686
KLA Corp.	104,700	73,571,643
NVIDIA Corp.	5,151,000	561,046,920
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	415,200	69,209,688
Texas Instruments, Inc.	58,400	9,346,920
		871,245,589
Software — 17.8%
Adobe, Inc.(1)	209,200	78,445,816
AppLovin Corp., Class A(1)	152,200	40,988,982
Atlassian Corp., Class A(1)	171,900	39,246,489
Crowdstrike Holdings, Inc., Class A(1)	157,800	67,675,686
Manhattan Associates, Inc.(1)	154,600	27,424,494
Microsoft Corp.	1,034,700	408,975,522
Roper Technologies, Inc.	186,200	104,286,896
Salesforce, Inc.	407,000	109,364,970
Zscaler, Inc.(1)	309,100	69,909,147
		946,318,002
Specialized REITs — 0.6%
Equinix, Inc.	36,400	31,331,300
Specialty Retail — 3.3%
Burlington Stores, Inc.(1)	171,800	38,661,872
Lowe's Cos., Inc.	308,300	68,923,548
TJX Cos., Inc.	543,800	69,976,184
		177,561,604
Technology Hardware, Storage and Peripherals — 10.5%
Apple, Inc.	2,628,600	558,577,500
TOTAL COMMON STOCKS (Cost $2,115,278,041)		5,302,877,058
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $2,363,954), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $2,317,171)		2,316,893
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/27, valued at $18,903,804), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $18,535,245)		18,533,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,849,893)		20,849,893
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,136,127,934)		5,323,726,951
OTHER ASSETS AND LIABILITIES — (0.1)%		(4,200,120)
TOTAL NET ASSETS — 100.0%		$5,319,526,831
3

WRITTEN OPTIONS CONTRACTS
Reference Equity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Crowdstrike Holdings, Inc.	310	Call	$460.00	5/16/25	$13,294,970	$(153,824)	$(165,075)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,136,127,934)	$5,323,726,951
Cash	51,179
Receivable for capital shares sold	493,713
Dividends and interest receivable	1,182,184
5,325,454,027

Liabilities
Written options, at value (premiums received $153,824)	165,075
Payable for investments purchased	1,041,209
Payable for capital shares redeemed	1,275,010
Accrued management fees	3,427,720
Distribution and service fees payable	18,182
5,927,196

Net Assets	$5,319,526,831

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,922,223,160
Distributable earnings (loss)	3,397,303,671
$5,319,526,831

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$4,436,731,191	40,488,822	$109.58
I Class, $0.01 Par Value	$181,457,307	1,590,862	$114.06
Y Class, $0.01 Par Value	$111,763,375	968,313	$115.42
A Class, $0.01 Par Value	$73,496,692	708,290	$103.77
C Class, $0.01 Par Value	$2,493,946	30,648	$81.37
R Class, $0.01 Par Value	$4,122,783	41,081	$100.36
R5 Class, $0.01 Par Value	$14,943	131	$114.07
R6 Class, $0.01 Par Value	$101,002,392	876,558	$115.23
G Class, $0.01 Par Value	$408,444,202	3,514,228	$116.23
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $110.10 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $109,813)	$15,917,730
Interest	545,650
Securities lending, net	2,814
16,466,194

Expenses:
Management fees	27,123,880
Distribution and service fees:
A Class	101,467
C Class	14,187
R Class	11,844
Directors' fees and expenses	84,358
Other expenses	3,423
27,339,159
Fees waived(1)	(3,442,156)
23,897,003

Net investment income (loss)	(7,430,809)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	234,073,310
Futures contract transactions	(148,559)
Written options contract transactions	324,881
Foreign currency translation transactions	128,413
234,378,045

Change in net unrealized appreciation (depreciation) on:
Investments	(528,080,213)
Written options contracts	(11,251)
Translation of assets and liabilities in foreign currencies	912
(528,090,552)

Net realized and unrealized gain (loss)	(293,712,507)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(301,143,316)
(1)Amount consists of $1,939,261, $78,368, $54,886, $32,438, $1,134, $1,893, $7, $43,679 and $1,290,490 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$(7,430,809)	$(14,444,799)
Net realized gain (loss)	234,378,045	215,493,595
Change in net unrealized appreciation (depreciation)	(528,090,552)	1,356,113,785
Net increase (decrease) in net assets resulting from operations	(301,143,316)	1,557,162,581

Distributions to Shareholders
From earnings:
Investor Class	(180,311,447)	(212,148,210)
I Class	(7,070,754)	(7,818,279)
Y Class	(4,778,508)	(5,366,472)
A Class	(3,222,579)	(3,697,350)
C Class	(141,884)	(167,333)
R Class	(210,787)	(227,342)
R5 Class	(566)	(629)
R6 Class	(3,824,664)	(3,874,134)
G Class	(16,569,838)	(12,092,773)
Decrease in net assets from distributions	(216,131,027)	(245,392,522)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	177,043,381	225,828,474

Net increase (decrease) in net assets	(340,230,962)	1,537,598,533

Net Assets
Beginning of period	5,659,757,793	4,122,159,260
End of period	$5,319,526,831	$5,659,757,793

See Notes to Financial Statements.
7

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on November 2, 2023.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

8

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.903% for Investor Class, A Class, C Class and R Class, 0.703% for I Class and R5 Class, and 0.553% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
9

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.98%	0.90%
I Class	0.600% to 0.790%	0.78%	0.70%
Y Class	0.450% to 0.640%	0.63%	0.55%
A Class	0.800% to 0.990%	0.98%	0.90%
C Class	0.800% to 0.990%	0.98%	0.90%
R Class	0.800% to 0.990%	0.98%	0.90%
R5 Class	0.600% to 0.790%	0.78%	0.70%
R6 Class	0.450% to 0.640%	0.63%	0.55%
G Class	0.450% to 0.640%	0.63%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 were $621,258,108 and $674,141,705, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2025		Year ended October 31, 2024(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	475,000,000		475,000,000
Sold	491,271	$58,620,746	1,337,090	$143,037,448
Issued in reinvestment of distributions	1,354,127	171,175,130	2,007,373	201,500,151
Redeemed	(2,049,570)	(243,006,365)	(3,304,623)	(362,147,840)
	(204,172)	(13,210,489)	39,840	(17,610,241)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	190,108	23,444,488	333,622	37,675,119
Issued in reinvestment of distributions	51,339	6,750,084	71,707	7,461,823
Redeemed	(233,542)	(28,785,591)	(359,309)	(40,087,782)
	7,905	1,408,981	46,020	5,049,160
Y Class/Shares Authorized	25,000,000		25,000,000
Sold	348,303	41,350,358	268,943	30,995,035
Issued in reinvestment of distributions	35,882	4,771,618	51,002	5,357,737
Redeemed	(528,043)	(61,492,057)	(220,276)	(25,092,536)
	(143,858)	(15,370,081)	99,669	11,260,236
A Class/Shares Authorized	30,000,000		30,000,000
Sold	32,200	3,633,911	114,488	11,831,746
Issued in reinvestment of distributions	26,490	3,173,770	37,954	3,626,905
Redeemed	(86,210)	(9,899,437)	(121,900)	(12,757,444)
	(27,520)	(3,091,756)	30,542	2,701,207
C Class/Shares Authorized	20,000,000		20,000,000
Sold	3,396	291,297	6,708	554,640
Issued in reinvestment of distributions	1,427	134,483	2,040	155,925
Redeemed	(7,028)	(593,193)	(8,210)	(669,693)
	(2,205)	(167,413)	538	40,872
R Class/Shares Authorized	20,000,000		20,000,000
Sold	7,175	789,515	20,125	2,018,275
Issued in reinvestment of distributions	1,816	210,634	2,447	227,213
Redeemed	(13,410)	(1,481,205)	(18,139)	(1,912,562)
	(4,419)	(481,056)	4,433	332,926
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	4	566	6	629
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	32,138	3,985,032	232,681	27,909,439
Issued in reinvestment of distributions	28,779	3,820,469	36,895	3,869,542
Redeemed	(74,218)	(9,383,340)	(105,945)	(12,468,192)
	(13,301)	(1,577,839)	163,631	19,310,789
G Class/Shares Authorized	200,000,000		200,000,000
Sold	1,885,032	257,750,895	2,348,998	248,571,694
Issued in reinvestment of distributions	123,998	16,569,838	115,224	12,092,773
Redeemed	(492,861)	(64,788,265)	(466,163)	(55,921,571)
	1,516,169	209,532,468	1,998,059	204,742,896
Net increase (decrease)	1,128,603	$177,043,381	2,382,738	$225,828,474
(1)November 2, 2023 (commencement of sale) through October 31, 2024 for the G Class.

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,302,877,058	—	—
Short-Term Investments	—	$20,849,893	—
	$5,302,877,058	$20,849,893	—

Liabilities
Other Financial Instruments
Written Options Contracts	$165,075	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in futures contracts for temporary investment purposes.

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments held during the period was 310 written options contracts.

12

Value of Derivative Instruments as of April 30, 2025

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Written Options	—	Written Options	$165,075

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(148,559)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Equity Price Risk	Net realized gain (loss) on written options contract transactions	324,881	Change in net unrealized appreciation (depreciation) on written options contracts	$(11,251)
		$176,322		$(11,251)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,139,329,754
Gross tax appreciation of investments	$3,285,514,015
Gross tax depreciation of investments	(101,116,818)
Net tax appreciation (depreciation) of investments	$3,184,397,197

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2024, the fund had late-year ordinary loss deferrals of $(15,179,525), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$119.63	(0.20)	(5.38)	(5.58)	(4.47)	$109.58	(5.16)%	0.90%	0.98%	(0.33)%	(0.41)%	11%	$4,436,731
2024	$92.03	(0.36)	33.18	32.82	(5.22)	$119.63	36.74%	0.92%	0.98%	(0.33)%	(0.39)%	18%	$4,868,303
2023	$87.50	(0.09)	12.42	12.33	(7.80)	$92.03	15.85%	0.94%	0.99%	(0.11)%	(0.16)%	14%	$3,741,138
2022	$124.12	(0.28)	(26.71)	(26.99)	(9.63)	$87.50	(23.66)%	0.96%	1.00%	(0.28)%	(0.32)%	15%	$3,417,398
2021	$93.93	(0.40)	36.91	36.51	(6.32)	$124.12	40.63%	0.97%	0.99%	(0.37)%	(0.39)%	11%	$4,770,672
2020	$78.58	(0.13)	19.83	19.70	(4.35)	$93.93	26.10%	0.97%	0.99%	(0.15)%	(0.17)%	16%	$3,596,722
I Class
2025(3)	$124.24	(0.08)	(5.63)	(5.71)	(4.47)	$114.06	(5.07)%	0.70%	0.78%	(0.13)%	(0.21)%	11%	$181,457
2024	$95.21	(0.15)	34.40	34.25	(5.22)	$124.24	37.03%	0.72%	0.78%	(0.13)%	(0.19)%	18%	$196,670
2023	$90.09	0.08	12.84	12.92	(7.80)	$95.21	16.07%	0.74%	0.79%	0.09%	0.04%	14%	$146,335
2022	$127.27	(0.08)	(27.47)	(27.55)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$120,051
2021	$95.99	(0.19)	37.79	37.60	(6.32)	$127.27	40.90%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$156,502
2020	$80.06	0.05	20.23	20.28	(4.35)	$95.99	26.35%	0.77%	0.79%	0.05%	0.03%	16%	$119,954
Y Class
2025(3)	$125.58	0.01	(5.70)	(5.69)	(4.47)	$115.42	(5.00)%	0.55%	0.63%	0.02%	(0.06)%	11%	$111,763
2024	$96.05	0.02	34.73	34.75	(5.22)	$125.58	37.23%	0.57%	0.63%	0.02%	(0.04)%	18%	$139,668
2023	$90.69	0.22	12.94	13.16	(7.80)	$96.05	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$97,252
2022	$127.87	0.07	(27.62)	(27.55)	(9.63)	$90.69	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$68,908
2021	$96.28	(0.03)	37.94	37.91	(6.32)	$127.87	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$103,669
2020	$80.17	0.16	20.30	20.46	(4.35)	$96.28	26.55%	0.62%	0.64%	0.20%	0.18%	16%	$72,595
A Class
2025(3)	$113.64	(0.33)	(5.07)	(5.40)	(4.47)	$103.77	(5.28)%	1.15%	1.23%	(0.58)%	(0.66)%	11%	$73,497
2024	$87.85	(0.61)	31.62	31.01	(5.22)	$113.64	36.42%	1.17%	1.23%	(0.58)%	(0.64)%	18%	$83,620
2023	$84.10	(0.31)	11.86	11.55	(7.80)	$87.85	15.54%	1.19%	1.24%	(0.36)%	(0.41)%	14%	$61,961
2022	$119.94	(0.51)	(25.70)	(26.21)	(9.63)	$84.10	(23.85)%	1.21%	1.25%	(0.53)%	(0.57)%	15%	$51,336
2021	$91.18	(0.65)	35.73	35.08	(6.32)	$119.94	40.26%	1.22%	1.24%	(0.62)%	(0.64)%	11%	$72,806
2020	$76.58	(0.33)	19.28	18.95	(4.35)	$91.18	25.79%	1.22%	1.24%	(0.40)%	(0.42)%	16%	$54,558

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$90.33	(0.59)	(3.90)	(4.49)	(4.47)	$81.37	(5.64)%	1.90%	1.98%	(1.33)%	(1.41)%	11%	$2,494
2024	$71.26	(1.11)	25.40	24.29	(5.22)	$90.33	35.41%	1.92%	1.98%	(1.33)%	(1.39)%	18%	$2,967
2023	$70.21	(0.76)	9.61	8.85	(7.80)	$71.26	14.69%	1.94%	1.99%	(1.11)%	(1.16)%	14%	$2,303
2022	$102.40	(1.05)	(21.51)	(22.56)	(9.63)	$70.21	(24.42)%	1.96%	2.00%	(1.28)%	(1.32)%	15%	$2,598
2021	$79.23	(1.21)	30.70	29.49	(6.32)	$102.40	39.23%	1.97%	1.99%	(1.37)%	(1.39)%	11%	$4,151
2020	$67.55	(0.82)	16.85	16.03	(4.35)	$79.23	24.85%	1.97%	1.99%	(1.15)%	(1.17)%	16%	$5,390
R Class
2025(3)	$110.17	(0.46)	(4.88)	(5.34)	(4.47)	$100.36	(5.39)%	1.40%	1.48%	(0.83)%	(0.91)%	11%	$4,123
2024	$85.52	(0.85)	30.72	29.87	(5.22)	$110.17	36.06%	1.42%	1.48%	(0.83)%	(0.89)%	18%	$5,013
2023	$82.26	(0.51)	11.57	11.06	(7.80)	$85.52	15.27%	1.44%	1.49%	(0.61)%	(0.66)%	14%	$3,512
2022	$117.80	(0.74)	(25.17)	(25.91)	(9.63)	$82.26	(24.04)%	1.46%	1.50%	(0.78)%	(0.82)%	15%	$3,639
2021	$89.86	(0.90)	35.16	34.26	(6.32)	$117.80	39.92%	1.47%	1.49%	(0.87)%	(0.89)%	11%	$4,452
2020	$75.71	(0.53)	19.03	18.50	(4.35)	$89.86	25.48%	1.47%	1.49%	(0.65)%	(0.67)%	16%	$3,384
R5 Class
2025(3)	$124.25	(0.08)	(5.63)	(5.71)	(4.47)	$114.07	(5.07)%	0.70%	0.78%	(0.13)%	(0.21)%	11%	$15
2024	$95.22	(0.15)	34.40	34.25	(5.22)	$124.25	37.03%	0.72%	0.78%	(0.13)%	(0.19)%	18%	$16
2023	$90.09	0.09	12.84	12.93	(7.80)	$95.22	16.08%	0.74%	0.79%	0.09%	0.04%	14%	$12
2022	$127.28	(0.08)	(27.48)	(27.56)	(9.63)	$90.09	(23.51)%	0.76%	0.80%	(0.08)%	(0.12)%	15%	$10
2021	$95.99	(0.18)	37.79	37.61	(6.32)	$127.28	40.91%	0.77%	0.79%	(0.17)%	(0.19)%	11%	$13
2020	$80.07	0.03	20.24	20.27	(4.35)	$95.99	26.34%	0.77%	0.79%	0.05%	0.03%	16%	$9
R6 Class
2025(3)	$125.38	0.01	(5.69)	(5.68)	(4.47)	$115.23	(5.00)%	0.55%	0.63%	0.02%	(0.06)%	11%	$101,002
2024	$95.90	0.02	34.68	34.70	(5.22)	$125.38	37.24%	0.57%	0.63%	0.02%	(0.04)%	18%	$111,568
2023	$90.56	0.22	12.92	13.14	(7.80)	$95.90	16.24%	0.59%	0.64%	0.24%	0.19%	14%	$69,647
2022	$127.70	0.06	(27.57)	(27.51)	(9.63)	$90.56	(23.39)%	0.61%	0.65%	0.07%	0.03%	15%	$59,681
2021	$96.16	(0.02)	37.88	37.86	(6.32)	$127.70	41.11%	0.62%	0.64%	(0.02)%	(0.04)%	11%	$6,527
2020	$80.08	0.16	20.27	20.43	(4.35)	$96.16	26.54%	0.62%	0.64%	0.20%	0.18%	16%	$4,256
G Class
2025(3)	$126.09	0.35	(5.74)	(5.39)	(4.47)	$116.23	(4.73)%	0.00%	0.63%	0.57%	(0.06)%	11%	$408,444
2024(4)	$98.92	0.64	31.75	32.39	(5.22)	$126.09	33.80%	0.00%	0.63%	0.55%	(0.08)%	18%(5)	$251,933

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
(4)November 2, 2023 (commencement of sale) through October 31, 2024.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92357 2506

Semiannual Financial Statements and Other Information

April 30, 2025

Small Cap Growth Fund
Investor Class (ANOIX)
I Class (ANONX)
Y Class (ANOYX)
A Class (ANOAX)
C Class (ANOCX)
R Class (ANORX)
R5 Class (ANOGX)
R6 Class (ANODX)
G Class (ANOHX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 97.7%
Aerospace and Defense — 3.6%
AAR Corp.(1)	591,322	$31,612,074
ATI, Inc.(1)	600,469	32,653,504
Hexcel Corp.	928,020	44,981,130
Huntington Ingalls Industries, Inc.	147,373	33,945,897
		143,192,605
Air Freight and Logistics — 0.5%
Cargojet, Inc.(2)	357,971	22,149,228
Banks — 1.5%
Bancorp, Inc.(1)	748,321	36,151,387
Triumph Financial, Inc.(1)	452,588	24,177,251
		60,328,638
Beverages — 0.7%
Celsius Holdings, Inc.(1)	797,511	27,880,985
Biotechnology — 12.8%
ADMA Biologics, Inc.(1)	1,836,891	43,718,006
Alkermes PLC(1)	852,230	24,518,657
Arcutis Biotherapeutics, Inc.(1)	1,334,049	19,890,670
Biohaven Ltd.(1)	522,572	11,559,293
Blueprint Medicines Corp.(1)	308,289	27,591,865
Bridgebio Pharma, Inc.(1)	848,266	32,539,484
Celldex Therapeutics, Inc.(1)	558,969	11,643,324
Centessa Pharmaceuticals PLC, ADR(1)(2)	888,011	12,174,631
Crinetics Pharmaceuticals, Inc.(1)	604,453	20,182,686
Cytokinetics, Inc.(1)	292,165	12,516,349
Halozyme Therapeutics, Inc.(1)	620,869	38,133,774
Insmed, Inc.(1)	723,259	52,074,648
Madrigal Pharmaceuticals, Inc.(1)(2)	130,559	43,594,956
Metsera, Inc.(1)(2)	224,970	5,424,027
Mineralys Therapeutics, Inc.(1)	663,430	9,427,340
Natera, Inc.(1)	152,316	22,989,054
Newamsterdam Pharma Co. NV(1)(2)	453,541	8,676,239
Nuvalent, Inc., Class A(1)	234,863	18,025,735
Revolution Medicines, Inc.(1)	596,933	24,104,154
Scholar Rock Holding Corp.(1)	539,891	17,767,813
Twist Bioscience Corp.(1)	628,883	24,098,796
Vaxcyte, Inc.(1)	507,127	18,175,432
Vera Therapeutics, Inc.(1)	363,099	8,485,624
Viking Therapeutics, Inc.(1)	234,663	6,774,721
		514,087,278
Broadline Retail — 0.5%
Ollie's Bargain Outlet Holdings, Inc.(1)	202,116	21,446,529
Building Products — 4.5%
Fortune Brands Innovations, Inc.	635,456	34,200,242
Hayward Holdings, Inc.(1)	4,659,345	62,109,069
Janus International Group, Inc.(1)(2)	2,621,604	18,036,636
JELD-WEN Holding, Inc.(1)	2,507,043	13,838,877
Trex Co., Inc.(1)	929,943	53,769,304
		181,954,128
2

	Shares/Principal Amount	Value
Capital Markets — 1.7%
Hamilton Lane, Inc., Class A	330,343	$51,034,690
P10, Inc., Class A	1,588,497	17,584,662
		68,619,352
Chemicals — 0.5%
Sensient Technologies Corp.	224,009	21,045,646
Commercial Services and Supplies — 3.2%
Casella Waste Systems, Inc., Class A(1)	733,259	86,121,270
Clean Harbors, Inc.(1)	200,016	42,791,423
		128,912,693
Communications Equipment — 0.5%
Extreme Networks, Inc.(1)	1,639,014	21,569,424
Construction and Engineering — 2.3%
Construction Partners, Inc., Class A(1)	606,232	49,795,897
Sterling Infrastructure, Inc.(1)	279,717	41,798,111
		91,594,008
Construction Materials — 1.2%
Knife River Corp.(1)	235,691	22,008,826
Titan America SA(1)	1,914,448	25,328,147
		47,336,973
Consumer Finance — 0.5%
Dave, Inc.(1)	198,957	18,865,103
Consumer Staples Distribution & Retail — 0.8%
PriceSmart, Inc.	333,114	33,807,740
Containers and Packaging — 0.9%
Graphic Packaging Holding Co.	1,362,308	34,480,015
Diversified Consumer Services — 3.1%
Duolingo, Inc.(1)	84,926	33,076,978
OneSpaWorld Holdings Ltd.	1,969,417	32,889,264
Stride, Inc.(1)	418,747	59,566,761
		125,533,003
Diversified Telecommunication Services — 0.3%
Globalstar, Inc.(1)	567,643	10,910,098
Electronic Equipment, Instruments and Components — 1.8%
Littelfuse, Inc.	190,264	34,687,030
Mirion Technologies, Inc., Class A(1)	2,394,938	37,792,121
		72,479,151
Energy Equipment and Services — 1.7%
Aris Water Solutions, Inc., Class A	383,626	9,575,305
Expro Group Holdings NV(1)	3,792,969	31,367,854
Transocean Ltd.(1)(2)	12,078,416	25,727,026
		66,670,185
Financial Services — 0.8%
Payoneer Global, Inc.(1)	633,048	4,450,328
Shift4 Payments, Inc., Class A(1)(2)	336,499	27,525,618
		31,975,946
Food Products — 1.4%
Freshpet, Inc.(1)	300,796	22,120,538
Vital Farms, Inc.(1)	966,038	33,077,141
		55,197,679
Ground Transportation — 1.5%
Knight-Swift Transportation Holdings, Inc.	918,807	35,989,670
Schneider National, Inc., Class B	1,159,900	24,926,251
		60,915,921
3

	Shares/Principal Amount	Value
Health Care Equipment and Supplies — 3.9%
Alphatec Holdings, Inc.(1)	4,833,802	$53,075,146
Integer Holdings Corp.(1)	256,538	32,403,315
SI-BONE, Inc.(1)(3)	2,230,239	30,442,762
UFP Technologies, Inc.(1)	204,696	42,687,304
		158,608,527
Health Care Providers and Services — 6.1%
Encompass Health Corp.	437,838	51,222,668
Ensign Group, Inc.	450,083	58,056,206
HealthEquity, Inc.(1)	454,151	38,929,824
NeoGenomics, Inc.(1)	2,751,606	17,596,520
Pediatrix Medical Group, Inc.(1)	1,358,281	17,494,659
RadNet, Inc.(1)	893,099	46,780,526
Talkspace, Inc.(1)	5,126,642	15,738,791
		245,819,194
Health Care Technology — 1.0%
Phreesia, Inc.(1)	798,449	19,929,287
Schrodinger, Inc.(1)	837,089	21,454,591
		41,383,878
Hotels, Restaurants and Leisure — 3.2%
Brinker International, Inc.(1)	305,304	41,002,327
Life Time Group Holdings, Inc.(1)	1,158,857	35,530,556
Planet Fitness, Inc., Class A(1)	563,405	53,292,479
		129,825,362
Household Durables — 0.9%
Champion Homes, Inc.(1)	412,855	35,711,957
Independent Power and Renewable Electricity Producers — 1.4%
Talen Energy Corp.(1)	175,143	37,669,757
TransAlta Corp.	2,179,981	19,434,184
		57,103,941
Insurance — 4.2%
Goosehead Insurance, Inc., Class A	242,586	23,581,785
HCI Group, Inc.	200,902	29,391,963
Kinsale Capital Group, Inc.	73,073	31,805,754
Palomar Holdings, Inc.(1)	332,664	48,242,933
Root, Inc., Class A(1)	249,473	34,843,894
		167,866,329
Interactive Media and Services — 0.8%
QuinStreet, Inc.(1)	1,852,456	32,455,029
IT Services — 0.6%
Globant SA(1)	115,119	13,534,541
Grid Dynamics Holdings, Inc.(1)	787,694	11,153,747
		24,688,288
Machinery — 2.2%
Albany International Corp., Class A	756,742	49,763,354
RBC Bearings, Inc.(1)	117,653	38,657,246
		88,420,600
Media — 1.1%
Magnite, Inc.(1)	2,578,056	30,653,086
New York Times Co., Class A	238,775	12,430,626
		43,083,712
Metals and Mining — 1.5%
Carpenter Technology Corp.	314,816	61,581,158
4

	Shares/Principal Amount	Value
Oil, Gas and Consumable Fuels — 0.4%
Kosmos Energy Ltd.(1)	11,263,432	$17,345,685
Personal Care Products — 0.3%
elf Beauty, Inc.(1)	225,692	13,963,564
Pharmaceuticals — 0.8%
CorMedix, Inc.(1)(2)	614,772	5,649,755
Edgewise Therapeutics, Inc.(1)	609,486	9,995,570
Verona Pharma PLC, ADR(1)	219,297	15,804,735
		31,450,060
Professional Services — 3.6%
First Advantage Corp.(1)	1,960,277	27,639,906
Korn Ferry	647,456	39,948,035
Paylocity Holding Corp.(1)	202,746	38,947,506
Verra Mobility Corp.(1)	1,720,372	37,504,110
		144,039,557
Real Estate Management and Development — 1.7%
Colliers International Group, Inc.	146,220	17,454,281
FirstService Corp. (Toronto)	284,343	49,905,435
		67,359,716
Semiconductors and Semiconductor Equipment — 4.9%
Credo Technology Group Holding Ltd.(1)	610,426	26,278,839
Ichor Holdings Ltd.(1)	762,111	15,074,555
Impinj, Inc.(1)	180,636	16,641,995
MACOM Technology Solutions Holdings, Inc.(1)	313,000	32,473,750
Onto Innovation, Inc.(1)	123,079	15,011,946
Power Integrations, Inc.	479,989	23,577,060
Rambus, Inc.(1)	617,227	30,114,505
Silicon Laboratories, Inc.(1)	373,870	38,045,011
		197,217,661
Software — 8.5%
ACI Worldwide, Inc.(1)	1,036,814	55,324,395
Agilysys, Inc.(1)	284,689	21,166,627
BlackLine, Inc.(1)	600,594	28,366,055
CyberArk Software Ltd.(1)	128,209	45,150,081
Elastic NV(1)	212,019	18,276,038
Guidewire Software, Inc.(1)	282,733	57,895,236
Klaviyo, Inc., Class A(1)	863,839	26,295,259
nCino, Inc.(1)(2)	820,125	19,026,900
Onestream, Inc.(1)	897,762	19,212,107
Q2 Holdings, Inc.(1)	407,987	32,332,970
Tenable Holdings, Inc.(1)	625,480	19,120,924
		342,166,592
Specialized REITs — 0.4%
National Storage Affiliates Trust	437,095	16,259,934
Specialty Retail — 1.9%
Boot Barn Holdings, Inc.(1)	379,481	39,595,047
Warby Parker, Inc., Class A(1)	2,230,929	36,832,638
		76,427,685
Trading Companies and Distributors — 2.0%
Applied Industrial Technologies, Inc.	89,937	21,879,873
Herc Holdings, Inc.	90,404	9,893,814
SiteOne Landscape Supply, Inc.(1)	425,448	48,845,685
		80,619,372
TOTAL COMMON STOCKS (Cost $3,780,433,341)		3,934,350,129
5

	Shares/Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.1%
Discount Notes(4) — 0.0%
Federal Home Loan Bank Discount Notes, 4.28%, 5/1/25	$175,000	$174,979
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	216,609	216,609
State Street Navigator Securities Lending Government Money Market Portfolio(5)	34,564,765	34,564,765
		34,781,374
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $10,058,362), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $9,859,303)		9,858,120
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.125%, 2/15/44 - 2/15/54, valued at $80,434,345), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $78,866,550)		78,857,000
		88,715,120
TOTAL SHORT-TERM INVESTMENTS (Cost $123,671,494)		123,671,473
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $3,904,104,835)		4,058,021,602
OTHER ASSETS AND LIABILITIES — (0.8)%		(33,500,226)
TOTAL NET ASSETS — 100.0%		$4,024,521,376

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	6,034,244	USD	4,232,914	Citibank N.A.	6/27/25	$156,768
CAD	4,189,528	USD	2,986,153	Citibank N.A.	6/27/25	61,569
CAD	11,998,685	USD	8,452,040	Citibank N.A.	6/27/25	276,546
CAD	14,021,194	USD	9,882,302	Citibank N.A.	6/27/25	317,582
CAD	4,106,981	USD	2,890,388	Citibank N.A.	6/27/25	97,284
CAD	4,272,293	USD	3,064,987	Citibank N.A.	6/27/25	42,943
CAD	14,288,440	USD	10,330,585	Citibank N.A.	6/27/25	63,709
CAD	3,372,197	USD	2,438,894	Citibank N.A.	6/27/25	14,251
CAD	2,864,500	USD	2,077,155	Citibank N.A.	6/27/25	6,660
CAD	5,959,686	USD	4,317,066	Citibank N.A.	6/27/25	18,379
CAD	4,047,068	USD	2,939,058	Citibank N.A.	6/27/25	5,030
USD	127,780,174	CAD	182,158,305	Citibank N.A.	6/27/25	(4,733,047)
USD	3,584,970	CAD	4,954,925	Citibank N.A.	6/27/25	(19,549)
						$(3,691,875)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $79,659,437. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $82,574,904, which includes securities collateral of $48,010,139.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $3,832,112,709) — including $79,659,437 of securities on loan	$3,993,014,075
Investment made with cash collateral received for securities on loan, at value (cost of $34,564,765)	34,564,765
Investment securities - affiliated, at value (cost of $37,427,361)	30,442,762
Total investment securities, at value (cost of $3,904,104,835)	4,058,021,602
Receivable for investments sold	22,198,193
Receivable for capital shares sold	11,579,164
Unrealized appreciation on forward foreign currency exchange contracts	1,060,721
Dividends and interest receivable	81,653
Securities lending receivable	20,169
4,092,961,502

Liabilities
Payable for collateral received for securities on loan	34,564,765
Payable for investments purchased	23,206,844
Payable for capital shares redeemed	3,178,845
Unrealized depreciation on forward foreign currency exchange contracts	4,752,596
Accrued management fees	2,684,955
Distribution and service fees payable	52,121
68,440,126

Net Assets	$4,024,521,376

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,732,045,647
Distributable earnings (loss)	292,475,729
$4,024,521,376

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,243,633,011	64,150,907	$19.39
I Class, $0.01 Par Value	$924,511,818	45,328,741	$20.40
Y Class, $0.01 Par Value	$132,419,962	6,344,752	$20.87
A Class, $0.01 Par Value	$95,507,940	5,307,224	$18.00
C Class, $0.01 Par Value	$33,585,986	2,338,333	$14.36
R Class, $0.01 Par Value	$17,866,043	1,053,377	$16.96
R5 Class, $0.01 Par Value	$1,713,494	83,956	$20.41
R6 Class, $0.01 Par Value	$1,171,117,019	56,132,283	$20.86
G Class, $0.01 Par Value	$404,166,103	18,550,042	$21.79
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $19.10 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $50,997)	$7,389,575
Interest	1,910,000
Securities lending, net	102,957
9,402,532

Expenses:
Management fees	19,220,319
Distribution and service fees:
A Class	133,626
C Class	167,587
R Class	46,927
Directors' fees and expenses	60,367
Other expenses	258
19,629,084
Fees waived - G Class	(1,735,683)
17,893,401

Net investment income (loss)	(8,490,869)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	221,128,363
Forward foreign currency exchange contract transactions	4,635,350
Foreign currency translation transactions	7,051
225,770,764

Change in net unrealized appreciation (depreciation) on:
Investments (including $(963,741) from affiliates)	(495,485,141)
Forward foreign currency exchange contracts	(5,622,750)
(501,107,891)

Net realized and unrealized gain (loss)	(275,337,127)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(283,827,996)
See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$(8,490,869)	$(14,216,724)
Net realized gain (loss)	225,770,764	198,835,838
Change in net unrealized appreciation (depreciation)	(501,107,891)	767,757,299
Net increase (decrease) in net assets resulting from operations	(283,827,996)	952,376,413

Distributions to Shareholders
From earnings:
Investor Class	(1,312,783)	—
I Class	(2,844,758)	—
Y Class	(597,510)	—
R5 Class	(5,872)	—
R6 Class	(5,177,659)	—
G Class	(5,355,248)	—
Decrease in net assets from distributions	(15,293,830)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	272,837,316	658,414,597

Net increase (decrease) in net assets	(26,284,510)	1,610,791,010

Net Assets
Beginning of period	4,050,805,886	2,440,014,876
End of period	$4,024,521,376	$4,050,805,886

See Notes to Financial Statements.
9

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment
10

securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$34,564,765	—	—	—	$34,564,765
Gross amount of recognized liabilities for securities lending transactions					$34,564,765
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

11

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.13%
I Class	0.900% to 1.300%	0.93%
Y Class	0.750% to 1.150%	0.78%
A Class	1.100% to 1.500%	1.13%
C Class	1.100% to 1.500%	1.13%
R Class	1.100% to 1.500%	1.13%
R5 Class	0.900% to 1.300%	0.93%
R6 Class	0.750% to 1.150%	0.78%
G Class	0.750% to 1.150%	0.00%(1)
(1)Effective annual management fee before waiver was 0.78%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 were $1,957,545,245 and $1,689,474,132, respectively.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	13,892,757	$272,321,489	26,123,582	$505,640,708
Issued in reinvestment of distributions	57,197	1,273,209	—	—
Redeemed	(7,252,622)	(153,558,070)	(8,388,594)	(163,891,351)
	6,697,332	120,036,628	17,734,988	341,749,357
I Class/Shares Authorized	375,000,000		375,000,000
Sold	10,235,340	224,742,837	16,717,640	336,482,857
Issued in reinvestment of distributions	115,501	2,702,720	—	—
Redeemed	(7,113,805)	(157,643,020)	(11,684,370)	(236,952,584)
	3,237,036	69,802,537	5,033,270	99,530,273
Y Class/Shares Authorized	145,000,000		145,000,000
Sold	1,114,804	23,415,812	4,328,375	89,848,064
Issued in reinvestment of distributions	7,853	187,920	—	—
Redeemed	(1,086,651)	(25,390,209)	(5,395,201)	(114,212,869)
	36,006	(1,786,477)	(1,066,826)	(24,364,805)
A Class/Shares Authorized	70,000,000		70,000,000
Sold	373,104	7,372,710	831,319	14,962,388
Redeemed	(626,024)	(12,326,123)	(1,447,613)	(26,105,374)
	(252,920)	(4,953,413)	(616,294)	(11,142,986)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	455,953	7,179,398	1,046,698	15,182,435
Redeemed	(86,393)	(1,300,946)	(191,074)	(2,697,203)
	369,560	5,878,452	855,624	12,485,232
R Class/Shares Authorized	30,000,000		30,000,000
Sold	260,196	4,867,595	539,475	9,255,366
Redeemed	(157,123)	(2,961,290)	(232,856)	(4,009,586)
	103,073	1,906,305	306,619	5,245,780
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	26,751	643,544	35,524	735,778
Issued in reinvestment of distributions	251	5,872	—	—
Redeemed	(10,268)	(236,767)	(13,327)	(270,338)
	16,734	412,649	22,197	465,440
R6 Class/Shares Authorized	530,000,000		530,000,000
Sold	11,332,766	260,250,227	21,646,985	438,208,457
Issued in reinvestment of distributions	208,806	4,996,731	—	—
Redeemed	(5,761,644)	(131,173,476)	(13,039,782)	(268,512,004)
	5,779,928	134,073,482	8,607,203	169,696,453
G Class/Shares Authorized	200,000,000		200,000,000
Sold	1,287,747	30,319,841	9,136,658	183,357,619
Issued in reinvestment of distributions	214,984	5,355,248	—	—
Redeemed	(3,499,688)	(88,207,936)	(5,232,041)	(118,607,766)
	(1,996,957)	(52,532,847)	3,904,617	64,749,853
Net increase (decrease)	13,989,792	$272,837,316	34,781,398	$658,414,597

13

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended April 30, 2025 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
SI-BONE, Inc.(1)	$25,904	$5,503	—	$(964)	$30,443	2,230	—	—
(1)Non-income producing.

7. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,842,861,282	$91,488,847	—
Short-Term Investments	34,781,374	88,890,099	—
	$3,877,642,656	$180,378,946	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,060,721	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,752,596	—

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $151,704,223.

The value of foreign currency risk derivative instruments as of April 30, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $1,060,721 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $4,752,596 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was
14

$4,635,350 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(5,622,750) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,925,394,830
Gross tax appreciation of investments	$627,371,802
Gross tax depreciation of investments	(494,745,030)
Net tax appreciation (depreciation) of investments	$132,626,772

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2024, the fund had accumulated short-term capital losses of $(37,174,990), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$20.93	(0.07)	(1.45)	(1.52)	(0.02)	—	(0.02)	$19.39	(7.22)%	1.13%	1.13%	(0.67)%	(0.67)%	41%	$1,243,633
2024	$15.52	(0.14)	5.55	5.41	—	—	—	$20.93	34.79%	1.14%	1.14%	(0.69)%	(0.69)%	83%	$1,202,283
2023	$16.48	(0.10)	(0.86)	(0.96)	—	—	—	$15.52	(5.83)%	1.17%	1.17%	(0.59)%	(0.59)%	69%	$616,512
2022	$27.32	(0.11)	(6.12)	(6.23)	—	(4.61)	(4.61)	$16.48	(26.71)%	1.17%	1.17%	(0.61)%	(0.61)%	61%	$636,149
2021	$22.00	(0.21)	8.25	8.04	—	(2.72)	(2.72)	$27.32	38.56%	1.17%	1.17%	(0.82)%	(0.82)%	96%	$716,869
2020	$17.54	(0.15)	5.61	5.46	—	(1.00)	(1.00)	$22.00	32.43%	1.22%	1.22%	(0.81)%	(0.81)%	141%	$531,353
I Class
2025(3)	$22.04	(0.05)	(1.52)	(1.57)	(0.07)	—	(0.07)	$20.40	(7.13)%	0.93%	0.93%	(0.47)%	(0.47)%	41%	$924,512
2024	$16.31	(0.10)	5.83	5.73	—	—	—	$22.04	35.07%	0.94%	0.94%	(0.49)%	(0.49)%	83%	$927,508
2023	$17.28	(0.07)	(0.90)	(0.97)	—	—	—	$16.31	(5.61)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$604,489
2022	$28.37	(0.08)	(6.40)	(6.48)	—	(4.61)	(4.61)	$17.28	(26.59)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$440,618
2021	$22.71	(0.17)	8.55	8.38	—	(2.72)	(2.72)	$28.37	38.81%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$464,632
2020	$18.04	(0.11)	5.78	5.67	—	(1.00)	(1.00)	$22.71	32.76%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$317,466
Y Class
2025(3)	$22.56	(0.04)	(1.55)	(1.59)	(0.10)	—	(0.10)	$20.87	(7.10)%	0.78%	0.78%	(0.32)%	(0.32)%	41%	$132,420
2024	$16.68	(0.07)	5.95	5.88	—	—	—	$22.56	35.25%	0.79%	0.79%	(0.34)%	(0.34)%	83%	$142,339
2023	$17.65	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.68	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$123,007
2022	$28.83	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.65	(26.45)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$144,975
2021	$23.02	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.83	39.02%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$202,169
2020	$18.24	(0.10)	5.88	5.78	—	(1.00)	(1.00)	$23.02	32.96%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$130,958
A Class
2025(3)	$19.43	(0.09)	(1.34)	(1.43)	—	—	—	$18.00	(7.36)%	1.38%	1.38%	(0.92)%	(0.92)%	41%	$95,508
2024	$14.45	(0.17)	5.15	4.98	—	—	—	$19.43	34.46%	1.39%	1.39%	(0.94)%	(0.94)%	83%	$108,034
2023	$15.38	(0.13)	(0.80)	(0.93)	—	—	—	$14.45	(6.05)%	1.42%	1.42%	(0.84)%	(0.84)%	69%	$89,237
2022	$25.87	(0.15)	(5.73)	(5.88)	—	(4.61)	(4.61)	$15.38	(26.89)%	1.42%	1.42%	(0.86)%	(0.86)%	61%	$91,898
2021	$21.00	(0.26)	7.85	7.59	—	(2.72)	(2.72)	$25.87	38.22%	1.42%	1.42%	(1.07)%	(1.07)%	96%	$134,367
2020	$16.82	(0.19)	5.37	5.18	—	(1.00)	(1.00)	$21.00	32.14%	1.47%	1.47%	(1.06)%	(1.06)%	141%	$98,200

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$15.57	(0.13)	(1.08)	(1.21)	—	—	—	$14.36	(7.71)%	2.13%	2.13%	(1.67)%	(1.67)%	41%	$33,586
2024	$11.66	(0.25)	4.16	3.91	—	—	—	$15.57	33.45%	2.14%	2.14%	(1.69)%	(1.69)%	83%	$30,646
2023	$12.50	(0.20)	(0.64)	(0.84)	—	—	—	$11.66	(6.79)%	2.17%	2.17%	(1.59)%	(1.59)%	69%	$12,981
2022	$22.08	(0.23)	(4.74)	(4.97)	—	(4.61)	(4.61)	$12.50	(27.44)%	2.17%	2.17%	(1.61)%	(1.61)%	61%	$8,889
2021	$18.38	(0.38)	6.80	6.42	—	(2.72)	(2.72)	$22.08	37.19%	2.17%	2.17%	(1.82)%	(1.82)%	96%	$10,587
2020	$14.94	(0.28)	4.72	4.44	—	(1.00)	(1.00)	$18.38	31.18%	2.22%	2.22%	(1.81)%	(1.81)%	141%	$5,298
R Class
2025(3)	$18.33	(0.11)	(1.26)	(1.37)	—	—	—	$16.96	(7.47)%	1.63%	1.63%	(1.17)%	(1.17)%	41%	$17,866
2024	$13.67	(0.20)	4.86	4.66	—	—	—	$18.33	34.09%	1.64%	1.64%	(1.19)%	(1.19)%	83%	$17,424
2023	$14.58	(0.16)	(0.75)	(0.91)	—	—	—	$13.67	(6.24)%	1.67%	1.67%	(1.09)%	(1.09)%	69%	$8,798
2022	$24.84	(0.18)	(5.47)	(5.65)	—	(4.61)	(4.61)	$14.58	(27.12)%	1.67%	1.67%	(1.11)%	(1.11)%	61%	$9,010
2021	$20.30	(0.31)	7.57	7.26	—	(2.72)	(2.72)	$24.84	37.88%	1.67%	1.67%	(1.32)%	(1.32)%	96%	$12,690
2020	$16.33	(0.23)	5.20	4.97	—	(1.00)	(1.00)	$20.30	31.80%	1.72%	1.72%	(1.31)%	(1.31)%	141%	$8,492
R5 Class
2025(3)	$22.05	(0.05)	(1.52)	(1.57)	(0.07)	—	(0.07)	$20.41	(7.17)%	0.93%	0.93%	(0.47)%	(0.47)%	41%	$1,713
2024	$16.32	(0.10)	5.83	5.73	—	—	—	$22.05	35.11%	0.94%	0.94%	(0.49)%	(0.49)%	83%	$1,482
2023	$17.29	(0.06)	(0.91)	(0.97)	—	—	—	$16.32	(5.66)%	0.97%	0.97%	(0.39)%	(0.39)%	69%	$735
2022	$28.39	(0.07)	(6.42)	(6.49)	—	(4.61)	(4.61)	$17.29	(26.56)%	0.97%	0.97%	(0.41)%	(0.41)%	61%	$2,211
2021	$22.73	(0.18)	8.56	8.38	—	(2.72)	(2.72)	$28.39	38.84%	0.97%	0.97%	(0.62)%	(0.62)%	96%	$6,396
2020	$18.05	(0.12)	5.80	5.68	—	(1.00)	(1.00)	$22.73	32.74%	1.02%	1.02%	(0.61)%	(0.61)%	141%	$9
R6 Class
2025(3)	$22.55	(0.04)	(1.55)	(1.59)	(0.10)	—	(0.10)	$20.86	(7.10)%	0.78%	0.78%	(0.32)%	(0.32)%	41%	$1,171,117
2024	$16.67	(0.07)	5.95	5.88	—	—	—	$22.55	35.27%	0.79%	0.79%	(0.34)%	(0.34)%	83%	$1,135,667
2023	$17.64	(0.04)	(0.92)	(0.96)	(0.01)	—	(0.01)	$16.67	(5.47)%	0.82%	0.82%	(0.24)%	(0.24)%	69%	$695,931
2022	$28.82	(0.05)	(6.52)	(6.57)	—	(4.61)	(4.61)	$17.64	(26.46)%	0.82%	0.82%	(0.26)%	(0.26)%	61%	$417,197
2021	$23.01	(0.13)	8.66	8.53	—	(2.72)	(2.72)	$28.82	39.04%	0.82%	0.82%	(0.47)%	(0.47)%	96%	$337,132
2020	$18.24	(0.09)	5.86	5.77	—	(1.00)	(1.00)	$23.01	32.91%	0.87%	0.87%	(0.46)%	(0.46)%	141%	$108,820

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2025(3)	$23.63	0.05	(1.61)	(1.56)	(0.28)	—	(0.28)	$21.79	(6.72)%	0.00%	0.78%	0.46%	(0.32)%	41%	$404,166
2024	$17.32	0.10	6.21	6.31	—	—	—	$23.63	36.37%	0.00%	0.79%	0.45%	(0.34)%	83%	$485,423
2023	$18.32	0.11	(0.98)	(0.87)	(0.13)	—	(0.13)	$17.32	(4.74)%	0.01%	0.82%	0.57%	(0.24)%	69%	$288,325
2022	$29.53	0.11	(6.71)	(6.60)	—	(4.61)	(4.61)	$18.32	(25.84)%	0.00%	0.82%	0.56%	(0.26)%	61%	$296,816
2021	$23.35	0.10	8.80	8.90	—	(2.72)	(2.72)	$29.53	40.15%	0.00%	0.82%	0.35%	(0.47)%	96%	$382,140
2020	$18.34	0.08	5.93	6.01	—	(1.00)	(1.00)	$23.35	34.09%	0.01%	0.87%	0.40%	(0.46)%	141%	$299,803

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92366 2506

Semiannual Financial Statements and Other Information

April 30, 2025

Ultra® Fund
Investor Class (TWCUX)
I Class (TWUIX)
Y Class (AULYX)
A Class (TWUAX)
C Class (TWCCX)
R Class (AULRX)
R5 Class (AULGX)
R6 Class (AULDX)
G Class (AULNX)

Schedule of Investments

APRIL 30, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Automobiles — 3.4%
Tesla, Inc.(1)	2,792,000	$787,790,720
Beverages — 0.5%
Constellation Brands, Inc., Class A	563,000	105,585,020
Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc.(1)	747,000	196,640,280
Regeneron Pharmaceuticals, Inc.	346,000	207,170,960
		403,811,240
Broadline Retail — 6.8%
Amazon.com, Inc.(1)	8,534,000	1,573,840,280
Building Products — 0.7%
Advanced Drainage Systems, Inc.	901,000	102,254,490
Johnson Controls International PLC	826,000	69,301,400
		171,555,890
Capital Markets — 2.5%
Interactive Brokers Group, Inc., Class A	935,000	160,679,750
MSCI, Inc.	451,000	245,844,610
Tradeweb Markets, Inc., Class A	1,239,000	171,353,700
		577,878,060
Chemicals — 0.9%
Ecolab, Inc.	858,000	215,726,940
Commercial Services and Supplies — 0.7%
Cintas Corp.	300,000	63,504,000
Copart, Inc.(1)	1,557,000	95,023,710
		158,527,710
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	622,000	618,579,000
Distributors — 0.1%
Pool Corp.	111,000	32,538,540
Electrical Equipment — 0.8%
Acuity, Inc.	530,000	129,113,300
Vertiv Holdings Co., Class A	677,000	57,802,260
		186,915,560
Electronic Equipment, Instruments and Components — 0.5%
Keyence Corp.	270,000	112,884,707
Energy Equipment and Services — 0.3%
Schlumberger NV	2,180,000	72,485,000
Entertainment — 3.7%
Netflix, Inc.(1)	761,000	861,238,920
Financial Services — 6.2%
Block, Inc.(1)	1,626,000	95,072,220
Mastercard, Inc., Class A	1,926,827	1,056,016,806
Visa, Inc., Class A	781,000	269,835,500
		1,420,924,526
Health Care Equipment and Supplies — 3.6%
Dexcom, Inc.(1)	785,000	56,033,300
Edwards Lifesciences Corp.(1)	725,000	54,730,250
IDEXX Laboratories, Inc.(1)	278,000	120,276,700
Insulet Corp.(1)	545,000	137,498,050
Intuitive Surgical, Inc.(1)	871,311	449,422,214
		817,960,514
2

	Shares	Value
Health Care Providers and Services — 1.0%
UnitedHealth Group, Inc.	546,000	$224,646,240
Hotels, Restaurants and Leisure — 3.0%
Chipotle Mexican Grill, Inc.(1)	9,450,000	477,414,000
Wingstop, Inc.	764,000	201,611,960
		679,025,960
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A	5,765,580	915,574,104
Alphabet, Inc., Class C	5,867,000	943,941,630
Meta Platforms, Inc., Class A	1,542,000	846,558,000
		2,706,073,734
IT Services — 1.6%
Cloudflare, Inc., Class A(1)	905,000	109,305,900
Gartner, Inc.(1)	229,000	96,427,320
Okta, Inc.(1)	1,465,000	164,314,400
		370,047,620
Life Sciences Tools and Services — 0.3%
Waters Corp.(1)	228,000	79,282,440
Machinery — 1.6%
Donaldson Co., Inc.	889,000	58,433,970
Fortive Corp.	1,791,000	124,814,790
Nordson Corp.	228,000	43,221,960
Westinghouse Air Brake Technologies Corp.	705,000	130,241,700
		356,712,420
Oil, Gas and Consumable Fuels — 0.6%
EOG Resources, Inc.	1,331,000	146,849,230
Pharmaceuticals — 1.6%
Eli Lilly & Co.	406,000	364,973,700
Semiconductors and Semiconductor Equipment — 15.8%
Analog Devices, Inc.	1,246,000	242,870,320
Applied Materials, Inc.	2,454,000	369,842,340
ASML Holding NV	306,000	204,849,216
Broadcom, Inc.	996,000	191,700,120
NVIDIA Corp.	24,183,000	2,634,012,360
		3,643,274,356
Software — 15.8%
Datadog, Inc., Class A(1)	1,599,000	163,353,840
Docusign, Inc.(1)	2,811,000	229,799,250
Dynatrace, Inc.(1)	4,027,000	189,148,190
Fair Isaac Corp.(1)	211,000	419,822,480
Microsoft Corp.	3,909,000	1,545,071,340
Salesforce, Inc.	1,492,000	400,915,320
Synopsys, Inc.(1)	386,000	177,177,860
Workday, Inc., Class A(1)	661,000	161,945,000
Zscaler, Inc.(1)	1,507,000	340,838,190
		3,628,071,470
Technology Hardware, Storage and Peripherals — 10.8%
Apple, Inc.	11,727,470	2,492,087,375
Textiles, Apparel and Luxury Goods — 0.9%
Lululemon Athletica, Inc.(1)	749,000	202,806,730
TOTAL COMMON STOCKS (Cost $7,046,650,371)		23,012,093,902
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,967)	281,340	286,967
3

	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	94,810	$94,810
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $5,448,369), in a joint trading account at 4.32%, dated 4/30/25, due 5/1/25 (Delivery value $5,340,544)		5,339,903
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 2.75%, 4/30/27, valued at $43,569,435), at 4.36%, dated 4/30/25, due 5/1/25 (Delivery value $42,720,173)		42,715,000
		48,054,903
TOTAL SHORT-TERM INVESTMENTS (Cost $48,149,713)		48,149,713
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $7,095,087,051)		23,060,530,582
OTHER ASSETS AND LIABILITIES — (0.1)%		(22,529,084)
TOTAL NET ASSETS — 100.0%		$23,038,001,498

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	505,575,000	USD	3,507,508	Morgan Stanley	6/27/25	$50,794
JPY	471,555,000	USD	3,230,849	Morgan Stanley	6/27/25	88,016
USD	38,867,337	JPY	5,757,885,000	Morgan Stanley	6/27/25	(1,657,398)
USD	5,182,369	JPY	738,045,000	Morgan Stanley	6/27/25	(12,087)
						$(1,530,675)

NOTES TO SCHEDULE OF INVESTMENTS
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

APRIL 30, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,095,087,051)	$23,060,530,582
Receivable for capital shares sold	4,122,532
Unrealized appreciation on forward foreign currency exchange contracts	138,810
Dividends and interest receivable	3,054,893
Securities lending receivable	22
23,067,846,839

Liabilities
Payable for capital shares redeemed	12,828,961
Unrealized depreciation on forward foreign currency exchange contracts	1,669,485
Accrued management fees	15,228,809
Distribution and service fees payable	118,086
29,845,341

Net Assets	$23,038,001,498

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,198,131,465
Distributable earnings (loss)	16,839,870,033
$23,038,001,498

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$19,066,359,586	227,954,253	$83.64
I Class, $0.01 Par Value	$1,211,433,032	13,579,242	$89.21
Y Class, $0.01 Par Value	$75,252,076	831,909	$90.46
A Class, $0.01 Par Value	$335,944,949	4,372,870	$76.82
C Class, $0.01 Par Value	$32,605,233	583,494	$55.88
R Class, $0.01 Par Value	$67,539,352	933,346	$72.36
R5 Class, $0.01 Par Value	$50,494,047	565,489	$89.29
R6 Class, $0.01 Par Value	$2,185,851,980	24,199,079	$90.33
G Class, $0.01 Par Value	$12,521,243	133,359	$93.89
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $81.51 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $198,139)	$51,062,349
Interest	913,403
Securities lending, net	2,552
51,978,304

Expenses:
Management fees	107,044,228
Distribution and service fees:
A Class	439,418
C Class	181,008
R Class	183,487
Directors' fees and expenses	367,488
Other expenses	8,799
108,224,428
Fees waived(1)	(1,301,435)
106,922,993

Net investment income (loss)	(54,944,689)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,028,998,290
Forward foreign currency exchange contract transactions	3,923,033
Foreign currency translation transactions	19,451
1,032,940,774

Change in net unrealized appreciation (depreciation) on:
Investments	(2,012,099,864)
Forward foreign currency exchange contracts	(5,343,670)
Translation of assets and liabilities in foreign currencies	39,106
(2,017,404,428)

Net realized and unrealized gain (loss)	(984,463,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,039,408,343)
(1)Amount consists of $1,047,876, $68,047, $3,899, $17,957, $1,817, $3,714, $2,766, $120,568 and $34,791 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2025 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2024
Increase (Decrease) in Net Assets	April 30, 2025	October 31, 2024
Operations
Net investment income (loss)	$(54,944,689)	$(91,002,719)
Net realized gain (loss)	1,032,940,774	913,027,370
Change in net unrealized appreciation (depreciation)	(2,017,404,428)	6,830,351,753
Net increase (decrease) in net assets resulting from operations	(1,039,408,343)	7,652,376,404

Distributions to Shareholders
From earnings:
Investor Class	(759,299,558)	(1,020,080,198)
I Class	(47,374,729)	(64,765,978)
Y Class	(2,521,881)	(2,358,451)
A Class	(13,687,075)	(16,424,095)
C Class	(1,932,197)	(2,666,459)
R Class	(3,054,208)	(3,905,887)
R5 Class	(1,849,159)	(2,316,200)
R6 Class	(82,361,855)	(105,888,371)
G Class	(382,858)	(562,703)
Decrease in net assets from distributions	(912,463,520)	(1,218,968,342)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(50,384,269)	392,788,312

Net increase (decrease) in net assets	(2,002,256,132)	6,826,196,374

Net Assets
Beginning of period	25,040,257,630	18,214,061,256
End of period	$23,038,001,498	$25,040,257,630

See Notes to Financial Statements.
7

Notes to Financial Statements

APRIL 30, 2025 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

8

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2025, the investment advisor agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.887% for Investor Class, A Class, C Class and R Class, 0.687% for I Class and R5 Class, and 0.537% for Y Class and R6 Class. The investment advisor expects this waiver arrangement to continue until February 28, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
9

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.90%	0.89%
I Class	0.600% to 0.790%	0.70%	0.69%
Y Class	0.450% to 0.640%	0.55%	0.54%
A Class	0.800% to 0.990%	0.90%	0.89%
C Class	0.800% to 0.990%	0.90%	0.89%
R Class	0.800% to 0.990%	0.90%	0.89%
R5 Class	0.600% to 0.790%	0.70%	0.69%
R6 Class	0.450% to 0.640%	0.55%	0.54%
G Class	0.450% to 0.640%	0.55%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2025 were $1,201,175,973 and $2,195,253,789, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2025		Year ended October 31, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	3,774,718	$343,113,935	8,315,174	$686,214,747
Issued in reinvestment of distributions	7,449,644	721,869,678	13,014,982	971,439,122
Redeemed	(11,410,194)	(1,025,144,229)	(19,580,486)	(1,611,797,105)
	(185,832)	39,839,384	1,749,670	45,856,764
I Class/Shares Authorized	220,000,000		220,000,000
Sold	1,457,430	137,904,439	4,460,385	386,241,278
Issued in reinvestment of distributions	399,399	41,245,904	699,836	55,447,998
Redeemed	(2,638,971)	(252,522,093)	(4,635,893)	(411,095,297)
	(782,142)	(73,371,750)	524,328	30,593,979
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	170,172	16,205,992	328,142	29,091,855
Issued in reinvestment of distributions	23,255	2,433,849	28,376	2,274,066
Redeemed	(102,857)	(10,036,380)	(117,136)	(10,395,331)
	90,570	8,603,461	239,382	20,970,590
A Class/Shares Authorized	60,000,000		60,000,000
Sold	652,018	54,991,096	993,980	76,052,478
Issued in reinvestment of distributions	145,883	12,995,147	224,648	15,498,490
Redeemed	(501,519)	(41,735,854)	(708,557)	(54,275,432)
	296,382	26,250,389	510,071	37,275,536
C Class/Shares Authorized	20,000,000		20,000,000
Sold	41,663	2,533,791	115,522	6,445,207
Issued in reinvestment of distributions	25,472	1,654,937	44,447	2,283,660
Redeemed	(78,667)	(4,795,083)	(164,009)	(9,363,151)
	(11,532)	(606,355)	(4,040)	(634,284)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	121,018	9,462,396	295,321	21,109,228
Issued in reinvestment of distributions	36,343	3,052,049	59,769	3,905,887
Redeemed	(132,961)	(10,264,794)	(301,459)	(22,386,601)
	24,400	2,249,651	53,631	2,628,514
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	25,152	2,490,528	159,666	13,893,679
Issued in reinvestment of distributions	17,783	1,838,273	29,000	2,299,734
Redeemed	(74,172)	(7,488,461)	(106,269)	(9,361,716)
	(31,237)	(3,159,660)	82,397	6,831,697
R6 Class/Shares Authorized	250,000,000		250,000,000
Sold	2,230,221	216,564,558	7,931,021	679,106,904
Issued in reinvestment of distributions	781,584	81,683,376	1,313,014	105,080,514
Redeemed	(3,585,835)	(349,762,292)	(5,968,958)	(533,836,904)
	(574,030)	(51,514,358)	3,275,077	250,350,514
G Class/Shares Authorized	80,000,000		80,000,000
Sold	33,603	3,365,268	31,253	2,899,547
Issued in reinvestment of distributions	3,531	382,858	6,823	562,703
Redeemed	(24,297)	(2,423,157)	(49,077)	(4,547,248)
	12,837	1,324,969	(11,001)	(1,084,998)
Net increase (decrease)	(1,160,584)	$(50,384,269)	6,419,515	$392,788,312

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$22,694,359,979	$317,733,923	—
Rights	286,967	—	—
Short-Term Investments	94,810	48,054,903	—
	$22,694,741,756	$365,788,826	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$138,810	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,669,485	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $55,431,602.

The value of foreign currency risk derivative instruments as of April 30, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $138,810 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,669,485 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2025, the effect of foreign currency risk derivative instruments on the Statement of Operations was $3,923,033 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(5,343,670) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

12

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,102,405,112
Gross tax appreciation of investments	$16,156,787,422
Gross tax depreciation of investments	(198,661,952)
Net tax appreciation (depreciation) of investments	$15,958,125,470

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2024, the fund had late-year ordinary loss deferrals of $(92,856,490), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$90.54	(0.22)	(3.34)	(3.56)	(3.34)	$83.64	(4.43)%	0.89%	0.90%	(0.48)%	(0.49)%	5%	$19,066,360
2024	$67.54	(0.36)	27.90	27.54	(4.54)	$90.54	42.20%	0.91%	0.92%	(0.44)%	(0.45)%	7%	$20,654,750
2023	$62.50	(0.24)	9.37	9.13	(4.09)	$67.54	15.91%	0.93%	0.95%	(0.37)%	(0.39)%	20%	$15,289,489
2022	$93.37	(0.30)	(24.63)	(24.93)	(5.94)	$62.50	(28.50)%	0.94%	0.95%	(0.42)%	(0.43)%	13%	$13,781,358
2021	$66.38	(0.38)	29.49	29.11	(2.12)	$93.37	44.70%	0.95%	0.95%	(0.47)%	(0.47)%	8%	$20,198,765
2020	$50.27	(0.21)	18.55	18.34	(2.23)	$66.38	37.77%	0.97%	0.97%	(0.36)%	(0.36)%	6%	$14,648,925
I Class
2025(3)	$96.27	(0.13)	(3.59)	(3.72)	(3.34)	$89.21	(4.33)%	0.69%	0.70%	(0.28)%	(0.29)%	5%	$1,211,433
2024	$71.43	(0.20)	29.58	29.38	(4.54)	$96.27	42.49%	0.71%	0.72%	(0.24)%	(0.25)%	7%	$1,382,591
2023	$65.74	(0.12)	9.90	9.78	(4.09)	$71.43	16.12%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$988,431
2022	$97.72	(0.16)	(25.88)	(26.04)	(5.94)	$65.74	(28.36)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$727,643
2021	$69.25	(0.23)	30.82	30.59	(2.12)	$97.72	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$841,255
2020	$52.25	(0.10)	19.33	19.23	(2.23)	$69.25	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$588,451
Y Class
2025(3)	$97.50	(0.06)	(3.64)	(3.70)	(3.34)	$90.46	(4.26)%	0.54%	0.55%	(0.13)%	(0.14)%	5%	$75,252
2024	$72.19	(0.09)	29.94	29.85	(4.54)	$97.50	42.70%	0.56%	0.57%	(0.09)%	(0.10)%	7%	$72,282
2023	$66.30	(0.05)	10.03	9.98	(4.09)	$72.19	16.30%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$36,238
2022	$98.36	(0.04)	(26.08)	(26.12)	(5.94)	$66.30	(28.25)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$3,383
2021	$69.59	(0.11)	31.00	30.89	(2.12)	$98.36	45.21%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$3,099
2020	$52.42	(0.01)	19.41	19.40	(2.23)	$69.59	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$1,708
A Class
2025(3)	$83.50	(0.30)	(3.04)	(3.34)	(3.34)	$76.82	(4.55)%	1.14%	1.15%	(0.73)%	(0.74)%	5%	$335,945
2024	$62.74	(0.53)	25.83	25.30	(4.54)	$83.50	41.84%	1.16%	1.17%	(0.69)%	(0.70)%	7%	$340,403
2023	$58.50	(0.38)	8.71	8.33	(4.09)	$62.74	15.61%	1.18%	1.20%	(0.62)%	(0.64)%	20%	$223,761
2022	$87.98	(0.46)	(23.08)	(23.54)	(5.94)	$58.50	(28.69)%	1.19%	1.20%	(0.67)%	(0.68)%	13%	$170,819
2021	$62.81	(0.56)	27.85	27.29	(2.12)	$87.98	44.35%	1.20%	1.20%	(0.72)%	(0.72)%	8%	$256,161
2020	$47.79	(0.34)	17.59	17.25	(2.23)	$62.81	37.43%	1.22%	1.22%	(0.61)%	(0.61)%	6%	$167,682

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$61.78	(0.45)	(2.11)	(2.56)	(3.34)	$55.88	(4.90)%	1.89%	1.90%	(1.48)%	(1.49)%	5%	$32,605
2024	$47.76	(0.82)	19.38	18.56	(4.54)	$61.78	40.78%	1.91%	1.92%	(1.44)%	(1.45)%	7%	$36,762
2023	$45.85	(0.64)	6.64	6.00	(4.09)	$47.76	14.76%	1.93%	1.95%	(1.37)%	(1.39)%	20%	$28,610
2022	$70.74	(0.76)	(18.19)	(18.95)	(5.94)	$45.85	(29.22)%	1.94%	1.95%	(1.42)%	(1.43)%	13%	$25,028
2021	$51.23	(0.91)	22.54	21.63	(2.12)	$70.74	43.28%	1.95%	1.95%	(1.47)%	(1.47)%	8%	$34,751
2020	$39.65	(0.62)	14.43	13.81	(2.23)	$51.23	36.39%	1.97%	1.97%	(1.36)%	(1.36)%	6%	$24,320
R Class
2025(3)	$78.92	(0.38)	(2.84)	(3.22)	(3.34)	$72.36	(4.66)%	1.39%	1.40%	(0.98)%	(0.99)%	5%	$67,539
2024	$59.65	(0.68)	24.49	23.81	(4.54)	$78.92	41.49%	1.41%	1.42%	(0.94)%	(0.95)%	7%	$71,738
2023	$55.96	(0.51)	8.29	7.78	(4.09)	$59.65	15.31%	1.43%	1.45%	(0.87)%	(0.89)%	20%	$51,020
2022	$84.62	(0.59)	(22.13)	(22.72)	(5.94)	$55.96	(28.86)%	1.44%	1.45%	(0.92)%	(0.93)%	13%	$38,416
2021	$60.62	(0.72)	26.84	26.12	(2.12)	$84.62	44.00%	1.45%	1.45%	(0.97)%	(0.97)%	8%	$41,561
2020	$46.31	(0.46)	17.00	16.54	(2.23)	$60.62	37.08%	1.47%	1.47%	(0.86)%	(0.86)%	6%	$26,729
R5 Class
2025(3)	$96.36	(0.13)	(3.60)	(3.73)	(3.34)	$89.29	(4.34)%	0.69%	0.70%	(0.28)%	(0.29)%	5%	$50,494
2024	$71.49	(0.21)	29.62	29.41	(4.54)	$96.36	42.50%	0.71%	0.72%	(0.24)%	(0.25)%	7%	$57,498
2023	$65.79	(0.11)	9.90	9.79	(4.09)	$71.49	16.13%	0.73%	0.75%	(0.17)%	(0.19)%	20%	$36,771
2022	$97.78	(0.12)	(25.93)	(26.05)	(5.94)	$65.79	(28.35)%	0.74%	0.75%	(0.22)%	(0.23)%	13%	$32,996
2021	$69.29	(0.23)	30.84	30.61	(2.12)	$97.78	45.00%	0.75%	0.75%	(0.27)%	(0.27)%	8%	$371
2020	$52.28	(0.12)	19.36	19.24	(2.23)	$69.29	38.05%	0.77%	0.77%	(0.16)%	(0.16)%	6%	$258
R6 Class
2025(3)	$97.37	(0.06)	(3.64)	(3.70)	(3.34)	$90.33	(4.26)%	0.54%	0.55%	(0.13)%	(0.14)%	5%	$2,185,852
2024	$72.10	(0.08)	29.89	29.81	(4.54)	$97.37	42.70%	0.56%	0.57%	(0.09)%	(0.10)%	7%	$2,412,082
2023	$66.21	(0.02)	10.00	9.98	(4.09)	$72.10	16.32%	0.58%	0.60%	(0.02)%	(0.04)%	20%	$1,549,990
2022	$98.25	(0.05)	(26.05)	(26.10)	(5.94)	$66.21	(28.26)%	0.59%	0.60%	(0.07)%	(0.08)%	13%	$881,007
2021	$69.51	(0.11)	30.97	30.86	(2.12)	$98.25	45.22%	0.60%	0.60%	(0.12)%	(0.12)%	8%	$800,782
2020	$52.36	—(4)	19.38	19.38	(2.23)	$69.51	38.26%	0.62%	0.62%	(0.01)%	(0.01)%	6%	$509,484
G Class
2025(3)	$100.83	0.20	(3.80)	(3.60)	(3.34)	$93.89	(4.01)%	0.00%	0.55%	0.41%	(0.14)%	5%	$12,521
2024	$74.13	0.44	30.80	31.24	(4.54)	$100.83	43.50%	0.00%	0.57%	0.47%	(0.10)%	7%	$12,152
2023	$67.60	0.36	10.26	10.62	(4.09)	$74.13	16.98%	0.00%	0.60%	0.56%	(0.04)%	20%	$9,750
2022	$99.61	0.23	(26.30)	(26.07)	(5.94)	$67.60	(27.84)%	0.00%	0.60%	0.52%	(0.08)%	13%	$232
2021	$70.04	0.42	31.27	31.69	(2.12)	$99.61	46.08%	0.00%	0.60%	0.48%	(0.12)%	8%	$10
2020	$52.44	0.37	19.46	19.83	(2.23)	$70.04	39.09%	0.01%	0.62%	0.60%	(0.01)%	6%	$7

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92363 2506

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Th

e registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 27, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2025